UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund
Schedule of Investments
September 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (69.1%)

U.S. Government Securities (44.3%)
U.S. Treasury Bond	13.250%	5/15/2014	35,000	42,350
U.S. Treasury Note	2.750%	8/15/2007	80,700	79,187
U.S. Treasury Note	3.250%	8/15/2007	5,400	5,322
U.S. Treasury Note	6.125%	8/15/2007	30,675	30,967
U.S. Treasury Note	4.000%	9/30/2007	79,775	79,052
U.S. Treasury Note	4.375%	12/31/2007	161,225	160,267
U.S. Treasury Note	4.375%	1/31/2008	90,100	89,565
U.S. Treasury Note	3.000%	2/15/2008	80,325	78,417
U.S. Treasury Note	3.375%	2/15/2008	99,825	97,937
U.S. Treasury Note	4.625%	2/29/2008	51,450	51,321
U.S. Treasury Note	4.625%	3/31/2008	8,500	8,479
U.S. Treasury Note	2.625%	5/15/2008	87,075	84,204
U.S. Treasury Note	3.750%	5/15/2008	2,875	2,830
U.S. Treasury Note	5.625%	5/15/2008	65,700	66,583
U.S. Treasury Note	4.875%	5/31/2008	97,925	98,093
U.S. Treasury Note	5.125%	6/30/2008	53,150	53,482
U.S. Treasury Note	5.000%	7/31/2008	16,000	16,072
U.S. Treasury Note	3.125%	9/15/2008	1,000	971
U.S. Treasury Note	3.125%	10/15/2008	9,275	8,995
U.S. Treasury Note	3.375%	11/15/2008	22,750	22,149
U.S. Treasury Note	4.375%	11/15/2008	7,250	7,204
U.S. Treasury Note	3.000%	2/15/2009	16,725	16,111
U.S. Treasury Note	4.500%	2/15/2009	139,725	139,201
U.S. Treasury Note	3.125%	4/15/2009	18,725	18,055
U.S. Treasury Note	3.875%	5/15/2009	32,878	32,267
U.S. Treasury Note	4.000%	6/15/2009	8,400	8,267
U.S. Treasury Note	3.625%	7/15/2009	9,950	9,690
U.S. Treasury Note	3.500%	8/15/2009	34,275	33,252
U.S. Treasury Note	6.000%	8/15/2009	35,525	36,813
U.S. Treasury Note	3.375%	10/15/2009	3,890	3,754
U.S. Treasury Note	3.500%	11/15/2009	1,325	1,283
U.S. Treasury Note	3.625%	1/15/2010	3,525	3,420
U.S. Treasury Note	3.500%	2/15/2010	81,850	79,024
U.S. Treasury Note	6.500%	2/15/2010	30,675	32,448
U.S. Treasury Note	4.000%	3/15/2010	54,650	53,608
U.S. Treasury Note	4.000%	4/15/2010	55,175	54,106
U.S. Treasury Note	3.875%	5/15/2010	27,475	26,822
U.S. Treasury Note	4.125%	8/15/2010	101,875	100,188
U.S. Treasury Note	3.875%	9/15/2010	6,350	6,187
U.S. Treasury Note	4.250%	10/15/2010	154,600	152,668
U.S. Treasury Note	4.500%	11/15/2010	2,650	2,640
U.S. Treasury Note	4.375%	12/15/2010	7,330	7,268
U.S. Treasury Note	4.250%	1/15/2011	3,800	3,748
U.S. Treasury Note	4.500%	2/28/2011	56,975	56,752
U.S. Treasury Note	4.750%	3/31/2011	61,425	61,799
U.S. Treasury Note	4.875%	4/30/2011	140,875	142,437
U.S. Treasury Note	4.875%	5/31/2011	10,450	10,569
U.S. Treasury Note	5.125%	6/30/2011	106,075	108,396
U.S. Treasury Note	4.875%	7/31/2011	2,550	2,579
U.S. Treasury Note	4.875%	2/15/2012	200	203
U.S. Treasury Note	4.375%	8/15/2012	37,150	36,761

				2,323,763

Agency Bonds and Notes (24.8%)
1 Federal Farm Credit Bank	3.000%	12/17/2007	13,825	13,480
1 Federal Farm Credit Bank	3.000%	4/15/2008	5,000	4,847
1 Federal Farm Credit Bank	3.375%	7/15/2008	4,475	4,348
1 Federal Farm Credit Bank	4.125%	4/15/2009	2,625	2,578
1 Federal Farm Credit Bank	4.125%	7/17/2009	10,000	9,806
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,100	2,142
1 Federal Home Loan Bank	4.625%	1/18/2008	53,600	53,294
1 Federal Home Loan Bank	4.850%	2/6/2008	54,500	54,336
1 Federal Home Loan Bank	4.625%	2/8/2008	7,500	7,458
1 Federal Home Loan Bank	3.375%	2/15/2008	7,500	7,332
1 Federal Home Loan Bank	4.750%	3/14/2008	23,000	22,898
1 Federal Home Loan Bank	4.125%	4/18/2008	20,000	19,740
1 Federal Home Loan Bank	5.125%	6/13/2008	22,775	22,822
1 Federal Home Loan Bank	5.125%	6/18/2008	30,925	30,946
1 Federal Home Loan Bank	2.625%	7/15/2008	35,000	33,613
1 Federal Home Loan Bank	5.800%	9/2/2008	16,000	16,216
1 Federal Home Loan Bank	3.000%	4/15/2009	10,000	9,554
1 Federal Home Loan Bank	5.375%	7/17/2009	15,225	15,412
1 Federal Home Loan Bank	3.750%	8/18/2009	26,000	25,215
1 Federal Home Loan Bank	5.000%	9/18/2009	10,000	10,028
1 Federal Home Loan Bank	3.875%	1/15/2010	18,000	17,463
1 Federal Home Loan Bank	4.375%	3/17/2010	22,025	21,670
1 Federal Home Loan Bank	5.250%	6/11/2010	5,000	5,050
1 Federal Home Loan Bank	4.500%	6/22/2010	10,000	9,845
1 Federal Home Loan Bank	5.375%	8/19/2011	16,000	16,310
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	60,500	61,144
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	53,500	52,543
1 Federal Home Loan Mortgage Corp.	5.000%	9/16/2008	42,050	42,096
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	37,450	37,582
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/2008	5,000	4,969
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	40,000	39,958
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	74,500	75,140
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	30,000	31,400
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	42,000	40,941
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	12,000	11,925
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	5,000	5,141
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	12,500	13,059
1 Federal National Mortgage Assn	5.250%	12/3/2007	13,825	13,844
1 Federal National Mortgage Assn	5.750%	2/15/2008	93,500	94,350
1 Federal National Mortgage Assn	6.000%	5/15/2008	58,075	58,964
1 Federal National Mortgage Assn	3.875%	7/15/2008	10,000	9,813
1 Federal National Mortgage Assn	5.250%	1/15/2009	48,500	48,860
1 Federal National Mortgage Assn	3.250%	2/15/2009	7,500	7,224
1 Federal National Mortgage Assn	4.875%	4/15/2009	3,000	2,998
1 Federal National Mortgage Assn	6.375%	6/15/2009	28,500	29,552
1 Federal National Mortgage Assn	6.625%	9/15/2009	28,000	29,299
1 Federal National Mortgage Assn	7.250%	1/15/2010	77,000	82,384
1 Federal National Mortgage Assn	6.625%	11/15/2010	31,000	32,945
1 Federal National Mortgage Assn	4.500%	2/15/2011	12,500	12,299
1 Federal National Mortgage Assn	6.000%	5/15/2011	17,500	18,270
1 Tennessee Valley Auth	5.375%	11/13/2008	11,003	11,095

				1,304,198

Total U.S. Government and Agency Obligations
(Cost $3,639,002)				3,627,961

Corporate Bonds (24.3%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2 Countrywide Home Loans	4.048%	5/25/2033	722	708
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	5,400	5,419
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	7,850	7,892
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	4,465	4,420
2 USAA Auto Owner Trust	5.360%	2/15/2011	7,850	7,902
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	4,400	4,382

				30,723

Finance (12.7%)
Banking (5.7%)
Associates Corp. of North America	6.250%	11/1/2008	8,000	8,168
Bank of America Corp.	3.375%	2/17/2009	500	482
Bank of America Corp.	7.800%	2/15/2010	2,500	2,699
Bank of America Corp.	4.250%	10/1/2010	1,550	1,504
Bank of America Corp.	4.375%	12/1/2010	8,625	8,362
Bank of America Corp.	7.400%	1/15/2011	7,000	7,578
Bank of New York Co., Inc.	3.750%	2/15/2008	3,250	3,187
Bank of New York Co., Inc.	4.950%	1/14/2011	2,825	2,800
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,250	5,761
Bank One Corp.	2.625%	6/30/2008	3,600	3,446
Bank One Corp.	6.000%	8/1/2008	1,500	1,520
Bank One Corp.	6.000%	2/17/2009	5,000	5,090
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,564
BankBoston NA	6.375%	3/25/2008	2,500	2,540
BB&T Corp.	6.500%	8/1/2011	1,250	1,319
Charter One Bank N.A	5.500%	4/26/2011	1,850	1,872
Citicorp	6.375%	11/15/2008	4,475	4,582
Citigroup, Inc.	6.500%	2/15/2008	6,300	6,409
Citigroup, Inc.	3.625%	2/9/2009	6,325	6,117
Citigroup, Inc.	4.250%	7/29/2009	6,245	6,107
Citigroup, Inc.	4.625%	8/3/2010	1,900	1,869
Citigroup, Inc.	6.500%	1/18/2011	3,000	3,150
Citigroup, Inc.	5.100%	9/29/2011	5,405	5,384
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	6,125	6,080
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,408
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	5,500	5,439
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	925	915
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	1,000	994
Depfa Bank	3.625%	10/29/2008	2,000	1,930
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,583
Fifth Third Bank	3.375%	8/15/2008	3,100	3,001
Fifth Third Bank	4.200%	2/23/2010	1,000	971
FirstStar Bank	7.125%	12/1/2009	2,000	2,115
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,700	3,636
HSBC Bank USA	3.875%	9/15/2009	6,000	5,800
J.P. Morgan, Inc.	6.000%	1/15/2009	1,625	1,652
JPMorgan Chase &Co.	3.700%	1/15/2008	1,000	981
JPMorgan Chase &Co.	4.000%	2/1/2008	1,770	1,743
JPMorgan Chase &Co.	3.625%	5/1/2008	3,000	2,928
JPMorgan Chase &Co.	3.500%	3/15/2009	10,250	9,871
JPMorgan Chase &Co.	6.750%	2/1/2011	2,950	3,120
Key Bank NA	7.000%	2/1/2011	975	1,041
KeyCorp	4.700%	5/21/2009	2,000	1,977
Marshall &Ilsley Bank	4.500%	8/25/2008	500	493
Marshall &Ilsley Corp.	4.375%	8/1/2009	1,350	1,325
MBNA America Bank NA	5.375%	1/15/2008	3,750	3,756
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,221
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,036
Mellon Funding Corp.	6.700%	3/1/2008	1,000	1,021
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,870
National Australia Bank	8.600%	5/19/2010	2,000	2,220
National City Bank	4.150%	8/1/2009	2,550	2,485
National City Bank	4.500%	3/15/2010	600	586
National City Corp.	3.200%	4/1/2008	500	485
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,242
NationsBank Corp.	6.375%	2/15/2008	3,300	3,349
PNC Funding Corp.	4.200%	3/10/2008	1,250	1,232
PNC Funding Corp.	7.500%	11/1/2009	1,875	1,996
Popular North America, Inc.	4.250%	4/1/2008	2,000	1,963
Regions Financial Corp.	4.500%	8/8/2008	3,400	3,354
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,601
Republic New York Corp.	7.750%	5/15/2009	2,400	2,548
Royal Bank of Canada	4.125%	1/26/2010	4,200	4,082
Royal Bank of Canada	5.650%	7/20/2011	750	767
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,500	1,566
Santander Central Hispano Issuances	7.625%	11/3/2009	5,000	5,340
Santander Central Hispano Issuances	7.625%	9/14/2010	1,650	1,789
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,235
Sanwa Bank Ltd.	7.400%	6/15/2011	2,350	2,543
3 Sovereign Bancorp, Inc.	4.800%	9/1/2010	2,600	2,541
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,025	6,504
SunTrust Banks, Inc.	6.250%	6/1/2008	2,250	2,290
SunTrust Banks, Inc.	6.375%	4/1/2011	4,500	4,704
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	1,982
US Bancorp	3.125%	3/15/2008	1,325	1,289
US Bank NA	4.125%	3/17/2008	3,000	2,955
US Bank NA	4.400%	8/15/2008	450	443
US Bank NA	6.375%	8/1/2011	6,300	6,631
Wachovia Bank NA	4.375%	8/15/2008	750	738
Wachovia Corp.	3.500%	8/15/2008	2,000	1,939
Wachovia Corp.	3.625%	2/17/2009	10,175	9,853
Wachovia Corp.	4.375%	6/1/2010	2,625	2,561
Wachovia Corp.	7.800%	8/18/2010	2,000	2,179
Wachovia Corp.	5.350%	3/15/2011	1,125	1,134
Washington Mutual, Inc.	4.000%	1/15/2009	6,000	5,846
Washington Mutual, Inc.	4.200%	1/15/2010	400	388
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,628
Wells Fargo &Co.	5.250%	12/1/2007	2,000	2,003
Wells Fargo &Co.	4.125%	3/10/2008	11,550	11,378
Wells Fargo &Co.	3.125%	4/1/2009	2,220	2,118
Wells Fargo &Co.	4.200%	1/15/2010	7,680	7,469
Wells Fargo &Co.	4.625%	8/9/2010	2,100	2,062
Wells Fargo &Co.	4.875%	1/12/2011	2,225	2,203
Wells Fargo &Co.	6.375%	8/1/2011	1,500	1,572
Wells Fargo &Co.	5.300%	8/26/2011	2,625	2,638
World Savings Bank, FSB	4.125%	3/10/2008	1,550	1,526
World Savings Bank, FSB	4.125%	12/15/2009	2,000	1,940
Brokerage (2.1%)
Ameriprise Financial Inc.	5.350%	11/15/2010	2,150	2,154
Bear Stearns Co., Inc.	4.000%	1/31/2008	1,750	1,723
Bear Stearns Co., Inc.	2.875%	7/2/2008	3,000	2,889
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,071
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,650	1,614
Bear Stearns Co., Inc.	4.500%	10/28/2010	900	875
Bear Stearns Co., Inc.	5.500%	8/15/2011	3,500	3,525
Goldman Sachs Group, Inc.	4.125%	1/15/2008	1,750	1,727
Goldman Sachs Group, Inc.	3.875%	1/15/2009	3,325	3,236
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,491
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,589
Goldman Sachs Group, Inc.	4.500%	6/15/2010	13,440	13,109
Goldman Sachs Group, Inc.	5.000%	1/15/2011	800	791
Janus Capital Group	5.875%	9/15/2011	850	856
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	2,500	2,464
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	2,500	2,556
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	5,175	5,023
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	2,200	2,125
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,200	5,022
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	704
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	1,450	1,413
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,180
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	3,150	3,110
Merrill Lynch &Co., Inc.	4.000%	11/15/2007	4,525	4,443
Merrill Lynch &Co., Inc.	3.700%	4/21/2008	1,000	978
Merrill Lynch &Co., Inc.	4.831%	10/27/2008	1,000	992
Merrill Lynch &Co., Inc.	4.125%	1/15/2009	2,875	2,812
Merrill Lynch &Co., Inc.	6.000%	2/17/2009	5,500	5,602
Merrill Lynch &Co., Inc.	4.250%	2/8/2010	1,000	972
Merrill Lynch &Co., Inc.	4.790%	8/4/2010	2,105	2,072
Merrill Lynch &Co., Inc.	4.500%	11/4/2010	1,500	1,460
Merrill Lynch &Co., Inc.	5.770%	7/25/2011	1,500	1,530
Morgan Stanley Dean Witter	3.625%	4/1/2008	5,200	5,085
Morgan Stanley Dean Witter	3.875%	1/15/2009	5,025	4,890
Morgan Stanley Dean Witter	4.250%	5/15/2010	4,875	4,718
Morgan Stanley Dean Witter	5.050%	1/21/2011	4,750	4,714
Morgan Stanley Dean Witter	6.750%	4/15/2011	5,450	5,762
Finance Companies (3.4%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,595
American Express Co.	3.750%	11/20/2007	2,250	2,214
American Express Co.	4.750%	6/17/2009	1,525	1,513
American Express Credit Corp.	3.000%	5/16/2008	3,300	3,193
American General Finance Corp.	3.875%	10/1/2009	6,550	6,308
American General Finance Corp.	4.625%	9/1/2010	1,000	975
American General Finance Corp.	5.625%	8/17/2011	2,100	2,124
American General Finance Corp.	5.850%	6/1/2013	2,325	2,377
Capital One Bank	4.875%	5/15/2008	1,750	1,738
Capital One Bank	4.250%	12/1/2008	2,500	2,447
Capital One Bank	5.000%	6/15/2009	925	919
Capital One Bank	5.750%	9/15/2010	1,000	1,009
Capital One Financial	5.700%	9/15/2011	1,200	1,212
CIT Group Co. of Canada	4.650%	7/1/2010	2,350	2,300
CIT Group, Inc.	3.650%	11/23/2007	2,000	1,964
CIT Group, Inc.	5.500%	11/30/2007	650	651
CIT Group, Inc.	5.000%	11/24/2008	1,775	1,768
CIT Group, Inc.	4.250%	2/1/2010	2,925	2,835
CIT Group, Inc.	5.200%	11/3/2010	5,500	5,474
CIT Group, Inc.	4.750%	12/15/2010	1,500	1,468
CIT Group, Inc.	5.600%	4/27/2011	1,150	1,160
Countrywide Home Loan	3.250%	5/21/2008	4,500	4,362
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,582
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,865
Countrywide Home Loan	4.000%	3/22/2011	3,350	3,161
General Electric Capital Corp.	4.250%	1/15/2008	8,275	8,185
General Electric Capital Corp.	3.500%	5/1/2008	13,900	13,560
General Electric Capital Corp.	3.600%	10/15/2008	2,050	1,990
General Electric Capital Corp.	3.125%	4/1/2009	2,275	2,174
General Electric Capital Corp.	4.125%	9/1/2009	2,450	2,390
General Electric Capital Corp.	7.375%	1/19/2010	10,525	11,242
General Electric Capital Corp.	4.875%	10/21/2010	650	645
General Electric Capital Corp.	6.125%	2/22/2011	600	623
General Electric Capital Corp.	5.500%	4/28/2011	1,550	1,572
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,400
HSBC Finance Corp.	4.625%	1/15/2008	1,375	1,365
HSBC Finance Corp.	4.125%	3/11/2008	12,175	11,988
HSBC Finance Corp.	6.400%	6/17/2008	3,600	3,672
HSBC Finance Corp.	4.125%	12/15/2008	6,225	6,096
HSBC Finance Corp.	5.875%	2/1/2009	2,000	2,034
HSBC Finance Corp.	4.750%	5/15/2009	5,275	5,228
HSBC Finance Corp.	4.125%	11/16/2009	1,225	1,190
HSBC Finance Corp.	4.625%	9/15/2010	2,600	2,543
HSBC Finance Corp.	5.250%	1/14/2011	1,725	1,725
HSBC Finance Corp.	5.700%	6/1/2011	2,075	2,113
International Lease Finance Corp.	4.500%	5/1/2008	1,000	989
International Lease Finance Corp.	6.375%	3/15/2009	500	513
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,945
International Lease Finance Corp.	5.125%	11/1/2010	3,300	3,278
International Lease Finance Corp.	5.450%	3/24/2011	975	979
International Lease Finance Corp.	5.750%	6/15/2011	6,250	6,358
iStar Financial Inc.	4.875%	1/15/2009	1,000	988
iStar Financial Inc.	6.000%	12/15/2010	1,500	1,525
iStar Financial Inc.	5.800%	3/15/2011	525	530
Residential Capital Corp.	6.125%	11/21/2008	2,125	2,134
Residential Capital Corp.	6.375%	6/30/2010	5,300	5,378
Residential Capital Corp.	6.000%	2/22/2011	3,500	3,504
SLM Corp.	3.625%	3/17/2008	4,500	4,397
SLM Corp.	4.000%	1/15/2009	2,500	2,434
SLM Corp.	4.500%	7/26/2010	1,050	1,022
Insurance (0.9%)
Aetna, Inc.	7.875%	3/1/2011	1,675	1,845
Aetna, Inc.	5.750%	6/15/2011	1,575	1,603
Allstate Corp.	7.200%	12/1/2009	2,500	2,645
Allstate Life Global Funding	4.500%	5/29/2009	100	99
American International Group, Inc.	2.875%	5/15/2008	1,000	964
American International Group, Inc.	4.700%	10/1/2010	2,100	2,065
AXA Financial, Inc.	6.500%	4/1/2008	2,000	2,034
CNA Financial Corp.	6.000%	8/15/2011	3,725	3,780
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,608
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	1,775	1,771
ING USA Global	4.500%	10/1/2010	5,700	5,556
John Hancock Financial Services	5.625%	12/1/2008	850	858
Marsh &McLennan Cos., Inc.	3.625%	2/15/2008	3,000	2,927
Marsh &McLennan Cos., Inc.	5.150%	9/15/2010	50	49
Principal Life Income Funding	3.200%	4/1/2009	1,500	1,433
Principal Life Income Funding	5.125%	3/1/2011	775	771
Protective Life Secured Trust	3.700%	11/24/2008	1,275	1,236
Protective Life Secured Trust	4.850%	8/16/2010	1,700	1,678
Prudential Financial, Inc.	3.750%	5/1/2008	1,000	977
Safeco Corp.	4.875%	2/1/2010	2,500	2,467
Travelers Property Casualty Corp.	3.750%	3/15/2008	2,525	2,471
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,425	1,384
UnitedHealth Group, Inc.	5.250%	3/15/2011	1,850	1,846
WellPoint Inc.	3.750%	12/14/2007	2,050	2,011
WellPoint Inc.	4.250%	12/15/2009	900	874
WellPoint Inc.	5.000%	1/15/2011	600	592
Willis North America Inc.	5.125%	7/15/2010	900	880
Real Estate Investment Trusts (0.4%)
Archstone-Smith Trust	3.000%	6/15/2008	2,000	1,924
Brandywine Operating Partnership	4.500%	11/1/2009	1,500	1,456
Brandywine Operating Partnership	5.625%	12/15/2010	550	552
Developers Diversified Realty Corp.	5.250%	4/15/2011	1,500	1,486
Duke Realty LP	5.625%	8/15/2011	575	579
EOP Operating LP	7.750%	11/15/2007	1,800	1,844
EOP Operating LP	6.750%	2/15/2008	1,325	1,347
EOP Operating LP	8.100%	8/1/2010	500	543
EOP Operating LP	4.650%	10/1/2010	1,000	971
ProLogis	5.250%	11/15/2010	2,475	2,460
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,030
Simon Property Group Inc.	3.750%	1/30/2009	2,300	2,225
Simon Property Group Inc.	4.875%	8/15/2010	2,000	1,965
Vornado Realty	5.600%	2/15/2011	1,100	1,101
Other (0.2%)
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,899
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	4,300	4,181
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	967

				666,468

Industrial (9.6%)
Basic Industry (0.5%)
Alcoa, Inc.	7.375%	8/1/2010	2,075	2,229
Alcoa, Inc.	6.500%	6/1/2011	1,000	1,050
BHP Billiton Finance	5.000%	12/15/2010	1,000	993
Dow Chemical Co.	5.000%	11/15/2007	1,500	1,496
Dow Chemical Co.	6.125%	2/1/2011	2,525	2,605
E.I. du Pont de Nemours &Co.	6.875%	10/15/2009	3,500	3,670
ICI Wilmington	4.375%	12/1/2008	2,200	2,147
International Paper Co.	4.250%	1/15/2009	1,000	979
International Paper Co.	4.000%	4/1/2010	2,000	1,920
Monsanto Co.	4.000%	5/15/2008	2,000	1,959
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,400	2,624
Praxair, Inc.	2.750%	6/15/2008	3,000	2,880
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,904
Weyerhaeuser Co.	5.950%	11/1/2008	1,082	1,094
Capital Goods (1.3%)
Boeing Capital Corp.	6.100%	3/1/2011	4,850	5,028
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,500	1,437
Caterpillar Financial Services Corp.	4.500%	9/1/2008	35	35
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,814
Caterpillar Financial Services Corp.	4.300%	6/1/2010	6,975	6,786
CRH America Inc.	5.625%	9/30/2011	1,500	1,503
Emerson Electric Co.	7.125%	8/15/2010	500	535
General Dynamics Corp.	3.000%	5/15/2008	2,525	2,441
General Dynamics Corp.	4.500%	8/15/2010	875	857
Hanson PLC	7.875%	9/27/2010	2,000	2,153
Honeywell International, Inc.	7.500%	3/1/2010	3,000	3,217
John Deere Capital Corp.	4.875%	3/16/2009	5,525	5,491
Lafarge SA	6.150%	7/15/2011	3,175	3,245
Mohawk Industries Inc.	5.750%	1/15/2011	3,000	2,976
Northrop Grumman Corp.	7.125%	2/15/2011	3,550	3,798
Raytheon Co.	8.300%	3/1/2010	500	546
Raytheon Co.	4.850%	1/15/2011	1,500	1,474
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,055
Textron Financial Corp.	4.125%	3/3/2008	1,925	1,896
Textron Financial Corp.	6.000%	11/20/2009	800	818
Textron Financial Corp.	4.600%	5/3/2010	2,300	2,253
Tyco International Group SA	6.125%	11/1/2008	1,100	1,119
Tyco International Group SA	6.125%	1/15/2009	2,500	2,543
Tyco International Group SA	6.750%	2/15/2011	1,950	2,060
United Technologies Corp.	4.375%	5/1/2010	2,125	2,074
United Technologies Corp.	7.125%	11/15/2010	2,000	2,143
United Technologies Corp.	6.350%	3/1/2011	500	522
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,033
Waste Management, Inc.	6.500%	11/15/2008	1,025	1,050
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,077
Communication (2.7%)
America Movil SA de C.V	4.125%	3/1/2009	1,550	1,507
Ameritech Capital Funding	6.150%	1/15/2008	3,000	3,026
AT&T Corp.	6.000%	3/15/2009	1,800	1,827
AT&T Inc.	4.125%	9/15/2009	2,750	2,663
AT&T Inc.	5.300%	11/15/2010	2,300	2,295
AT&T Inc.	6.250%	3/15/2011	1,525	1,575
BellSouth Corp.	4.200%	9/15/2009	4,800	4,661
British Sky Broadcasting Corp.	6.875%	2/23/2009	775	802
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	2,948
British Telecommunications PLC	8.375%	12/15/2010	5,825	6,535
CBS Corp.	7.700%	7/30/2010	2,475	2,658
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,725	1,704
Clear Channel Communications, Inc.	4.250%	5/15/2009	2,000	1,934
Clear Channel Communications, Inc.	7.650%	9/15/2010	1,050	1,108
Clear Channel Communications, Inc.	6.250%	3/15/2011	1,000	1,005
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,088
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,432
Comcast Cable Communications, Inc.	6.750%	1/30/2011	1,500	1,576
Comcast Corp.	5.850%	1/15/2010	75	76
Comcast Corp.	5.500%	3/15/2011	1,050	1,055
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,594
Cox Communications, Inc.	4.625%	1/15/2010	4,225	4,115
Cox Communications, Inc.	6.750%	3/15/2011	2,000	2,085
Deutsche Telekom International Finance	3.875%	7/22/2008	3,075	3,007
Deutsche Telekom International Finance	8.000%	6/15/2010	7,000	7,639
France Telecom	7.750%	3/1/2011	8,100	8,874
Gannett Co., Inc.	6.375%	4/1/2012	200	207
Koninklijke KPN NV	8.000%	10/1/2010	2,000	2,166
New Cingular Wireless Services	7.875%	3/1/2011	7,125	7,807
News America Inc.	6.625%	1/9/2008	500	508
R.R. Donnelley &Sons Co.	3.750%	4/1/2009	850	812
R.R. Donnelley &Sons Co.	4.950%	5/15/2010	900	875
Sprint Capital Corp.	6.125%	11/15/2008	5,350	5,432
Sprint Capital Corp.	6.375%	5/1/2009	1,000	1,025
Sprint Capital Corp.	7.625%	1/30/2011	475	512
Telecom Italia Capital	4.000%	11/15/2008	2,045	1,983
Telecom Italia Capital	4.000%	1/15/2010	3,605	3,419
Telecom Italia Capital	4.875%	10/1/2010	1,000	968
Telecom Italia Capital	6.200%	7/18/2011	700	709
Telefonica Emisiones SAU	5.984%	6/20/2011	4,850	4,944
Telefonica Europe BV	7.750%	9/15/2010	5,000	5,411
Telefonos de Mexico SA	4.500%	11/19/2008	1,600	1,572
Telefonos de Mexico SA	4.750%	1/27/2010	3,150	3,087
Telus Corp.	8.000%	6/1/2011	5,000	5,512
Thomson Corp.	5.750%	2/1/2008	250	251
Time Warner Entertainment	7.250%	9/1/2008	1,500	1,549
Verizon Global Funding Corp.	4.000%	1/15/2008	6,400	6,301
Verizon Global Funding Corp.	7.250%	12/1/2010	3,000	3,217
Vodafone AirTouch PLC	7.750%	2/15/2010	6,235	6,682
Vodafone Group PLC	3.950%	1/30/2008	1,000	983
Vodafone Group PLC	5.500%	6/15/2011	850	852
Consumer Cyclical (2.1%)
Centex Corp.	4.750%	1/15/2008	1,000	991
CVS Corp.	4.000%	9/15/2009	2,750	2,652
CVS Corp.	5.750%	8/15/2011	1,700	1,723
D.R. Horton, Inc.	4.875%	1/15/2010	1,175	1,140
D.R. Horton, Inc.	6.000%	4/15/2011	2,750	2,732
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	5,700	5,645
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	5,000	4,880
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	6,100	6,351
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,950	1,898
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,000	1,076
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	5,975	5,988
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	3,700	3,683
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,021
Federated Department Stores, Inc.	6.300%	4/1/2009	2,500	2,542
Harrah's Operating Co., Inc.	5.500%	7/1/2010	3,250	3,204
Home Depot Inc.	3.750%	9/15/2009	2,425	2,339
Home Depot Inc.	4.625%	8/15/2010	3,075	3,019
Home Depot Inc.	5.200%	3/1/2011	1,325	1,327
J.C. Penney Co., Inc.	8.000%	3/1/2010	3,000	3,227
Johnson Controls, Inc.	5.250%	1/15/2011	875	866
Lennar Corp.	5.125%	10/1/2010	1,700	1,660
Lowe's Cos., Inc.	8.250%	6/1/2010	2,000	2,206
May Department Stores Co.	4.800%	7/15/2009	1,500	1,474
Pulte Homes, Inc.	4.875%	7/15/2009	450	443
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,078
Target Corp.	3.375%	3/1/2008	6,000	5,864
Target Corp.	5.400%	10/1/2008	1,500	1,509
Target Corp.	7.500%	8/15/2010	1,000	1,082
Target Corp.	6.350%	1/15/2011	1,000	1,046
The Walt Disney Co.	5.700%	7/15/2011	1,900	1,932
Toyota Motor Credit Corp.	2.875%	8/1/2008	3,050	2,933
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,500	2,520
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,050	2,001
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,000	1,944
Toyota Motor Credit Corp.	5.450%	5/18/2011	500	508
3 Viacom Inc.	5.750%	4/30/2011	2,925	2,914
Wal-Mart Stores, Inc.	3.375%	10/1/2008	675	653
Wal-Mart Stores, Inc.	6.875%	8/10/2009	10,100	10,576
Wal-Mart Stores, Inc.	4.000%	1/15/2010	2,500	2,420
Wal-Mart Stores, Inc.	4.125%	7/1/2010	4,320	4,181
Wal-Mart Stores, Inc.	4.750%	8/15/2010	880	870
Wal-Mart Stores, Inc.	4.125%	2/15/2011	1,275	1,227
Yum! Brands, Inc.	8.875%	4/15/2011	3,250	3,674
Consumer Noncyclical (1.6%)
Abbott Laboratories	3.500%	2/17/2009	2,000	1,933
Abbott Laboratories	5.375%	5/15/2009	350	353
Abbott Laboratories	3.750%	3/15/2011	1,250	1,181
Abbott Laboratories	5.600%	5/15/2011	2,075	2,112
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,006
Amgen Inc.	4.000%	11/18/2009	3,150	3,054
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	800	828
Baxter Finco, BV	4.750%	10/15/2010	500	492
Boston Scientific	6.000%	6/15/2011	2,500	2,516
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,000	979
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	450	439
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,055
Cardinal Health, Inc.	6.750%	2/15/2011	1,000	1,049
Clorox Co.	4.200%	1/15/2010	2,650	2,569
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,350	1,366
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,473
ConAgra Foods, Inc.	7.875%	9/15/2010	1,000	1,089
Diageo Capital PLC	3.500%	11/19/2007	1,900	1,863
Diageo Capital PLC	3.375%	3/20/2008	4,650	4,530
Diageo Capital PLC	4.375%	5/3/2010	500	486
Fortune Brands Inc.	5.125%	1/15/2011	2,650	2,598
Genentech Inc.	4.400%	7/15/2010	850	829
General Mills, Inc.	3.875%	11/30/2007	325	320
Gillette Co.	3.800%	9/15/2009	2,000	1,930
H.J. Heinz Co.	6.625%	7/15/2011	2,000	2,090
Hershey Foods Corp.	5.300%	9/1/2011	550	554
Hospira, Inc.	4.950%	6/15/2009	1,325	1,304
Imperial Tobacco	7.125%	4/1/2009	1,775	1,842
Kellogg Co.	2.875%	6/1/2008	2,000	1,925
Kellogg Co.	6.600%	4/1/2011	3,000	3,155
Kraft Foods, Inc.	4.000%	10/1/2008	1,000	976
Kraft Foods, Inc.	4.125%	11/12/2009	4,025	3,899
Kroger Co.	7.450%	3/1/2008	2,000	2,054
Kroger Co.	7.250%	6/1/2009	1,500	1,567
Kroger Co.	8.050%	2/1/2010	1,700	1,831
Kroger Co.	6.800%	4/1/2011	1,000	1,049
Medtronic Inc.	4.375%	9/15/2010	1,625	1,580
Molson Coors Capital Finance	4.850%	9/22/2010	300	295
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	955
Philip Morris Cos., Inc.	7.650%	7/1/2008	175	182
Procter &Gamble Co.	6.875%	9/15/2009	3,000	3,149
Quest Diagnostic, Inc.	5.125%	11/1/2010	2,000	1,973
Safeway, Inc.	6.500%	11/15/2008	3,800	3,879
Safeway, Inc.	4.950%	8/16/2010	875	856
Unilever Capital Corp.	7.125%	11/1/2010	4,000	4,273
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	2,425	2,356
Wyeth	6.950%	3/15/2011	6,500	6,909
Energy (0.4%)
Amerada Hess Corp.	6.650%	8/15/2011	1,500	1,572
Anadarko Petroleum Corp.	3.250%	5/1/2008	2,250	2,178
BP Canada Finance	3.375%	10/31/2007	2,000	1,961
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,111
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,613
Encana Corp.	4.600%	8/15/2009	1,250	1,229
Halliburton Co.	5.500%	10/15/2010	1,500	1,508
Norsk Hydro	6.360%	1/15/2009	1,500	1,539
Occidental Petroleum	4.250%	3/15/2010	2,560	2,490
Phillips Petroleum Co.	8.750%	5/25/2010	3,800	4,243
Shell International Finance	5.625%	6/27/2011	1,450	1,485
Technology (0.5%)
Cisco Systems Inc.	5.250%	2/22/2011	6,500	6,529
Computer Sciences Corp.	3.500%	4/15/2008	500	486
Electronic Data Systems	7.125%	10/15/2009	975	1,022
First Data Corp.	3.375%	8/1/2008	2,300	2,226
First Data Corp.	3.900%	10/1/2009	375	362
First Data Corp.	4.500%	6/15/2010	750	732
First Data Corp.	5.625%	11/1/2011	225	230
Hewlett-Packard Co.	3.625%	3/15/2008	400	391
International Business Machines Corp.	5.375%	2/1/2009	2,000	2,014
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,049
Motorola, Inc.	7.625%	11/15/2010	1,040	1,129
Oracle Corp.	5.000%	1/15/2011	4,650	4,606
Pitney Bowes Credit Corp.	5.750%	8/15/2008	1,750	1,770
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/2009	1,675	1,717
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	2,500	2,654
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,637
CSX Corp.	6.250%	10/15/2008	1,500	1,528
3 ERAC USA Finance Co.	7.350%	6/15/2008	1,600	1,648
FedEx Corp.	3.500%	4/1/2009	2,075	1,993
Mass Transit Railway Corp.	7.500%	2/4/2009	1,500	1,577
Mass Transit Railway Corp.	7.500%	11/8/2010	1,500	1,626
Norfolk Southern Corp.	7.350%	5/15/2007	305	308
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,301
Norfolk Southern Corp.	6.750%	2/15/2011	1,425	1,505
Ryder System Inc.	5.950%	5/2/2011	850	864
Union Pacific Corp.	6.625%	2/1/2008	1,750	1,773
Union Pacific Corp.	7.250%	11/1/2008	1,000	1,038
Union Pacific Corp.	3.875%	2/15/2009	1,000	970
Other (0.0%)
Black &Decker Corp.	7.125%	6/1/2011	1,000	1,064

				503,502

Utilities (1.4%)
Electric (1.0%)
Alabama Power Co.	7.125%	10/1/2007	3,000	3,052
American Electric Power Co., Inc.	5.375%	3/15/2010	2,700	2,707
CalEnergy Co., Inc.	7.630%	10/15/2007	2,175	2,220
Commonwealth Edison Co.	3.700%	2/1/2008	100	98
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	895
Consumers Energy Co.	4.250%	4/15/2008	2,000	1,966
Consumers Energy Co.	4.800%	2/17/2009	1,000	989
Detroit Edison Co.	6.125%	10/1/2010	1,000	1,029
Dominion Resources, Inc.	4.125%	2/15/2008	2,250	2,214
Dominion Resources, Inc.	6.300%	9/30/2066	1,750	1,731
Duke Energy Corp.	3.750%	3/5/2008	3,000	2,938
Entergy Gulf States, Inc.	3.600%	6/1/2008	1,250	1,214
Exelon Generation Co. LLC	6.950%	6/15/2011	1,500	1,592
Florida Power Corp.	4.500%	6/1/2010	1,150	1,122
FPL Group Capital, Inc.	7.375%	6/1/2009	2,075	2,183
FPL Group Capital, Inc.	5.625%	9/1/2011	1,250	1,260
Illinois Power	7.500%	6/15/2009	1,000	1,053
MidAmerican Energy Holdings Co.	3.500%	5/15/2008	250	243
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	700	688
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/2010	3,350	3,255
Niagara Mohawk Power Corp.	7.750%	10/1/2008	1,000	1,044
NiSource Finance Corp.	7.875%	11/15/2010	2,300	2,487
Pacific Gas &Electric Co.	3.600%	3/1/2009	2,450	2,364
Pacific Gas &Electric Co.	4.200%	3/1/2011	1,100	1,056
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,056
Progress Energy, Inc.	7.100%	3/1/2011	3,925	4,199
PSE&G Power LLC	7.750%	4/15/2011	450	489
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,574
Public Service Co. of New Mexico	4.400%	9/15/2008	500	490
Public Service Electric &Gas	4.000%	11/1/2008	1,000	973
Reliant Energy Resources	7.750%	2/15/2011	2,500	2,715
SCANA Corp.	6.875%	5/15/2011	1,500	1,595
United Utilities PLC	6.450%	4/1/2008	750	761
Xcel Energy, Inc.	7.000%	12/1/2010	1,500	1,588
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/2011	500	530
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,247
Consolidated Natural Gas	6.850%	4/15/2011	2,050	2,153
Duke Energy Field Services	7.875%	8/16/2010	1,750	1,898
* Enron Corp.	9.125%	4/1/2003	2,000	733
* Enron Corp.	7.625%	9/10/2004	1,000	366
Enterprise Products Operating LP	4.625%	10/15/2009	400	391
Enterprise Products Operating LP	4.950%	6/1/2010	2,450	2,405
* HNG Internorth	9.625%	3/15/2006	1,500	549
KeySpan Corp.	7.625%	11/15/2010	1,500	1,615
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	1,900	1,981
Kinder Morgan, Inc.	5.350%	1/5/2011	1,675	1,632
KN Energy, Inc.	6.800%	3/1/2008	1,500	1,524
Sempra Energy	7.950%	3/1/2010	1,500	1,620
*3 Yosemite Security Trust	8.250%	11/15/2004	3,225	2,161

				76,645

Total Corporate Bonds
(Cost $1,296,849)				1,277,338

Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)

African Development Bank	3.250%	8/1/2008	1,500	1,459
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,723
Canadian Government	5.250%	11/5/2008	4,200	4,242
Canadian Mortgage &Housing	2.950%	6/2/2008	2,000	1,939
Canadian Mortgage &Housing	4.800%	10/1/2010	750	748
Eksportfinans	4.750%	12/15/2008	6,025	5,987
European Investment Bank	3.125%	10/15/2007	6,600	6,488
European Investment Bank	3.500%	3/14/2008	6,175	6,061
European Investment Bank	3.875%	8/15/2008	9,725	9,570
European Investment Bank	4.500%	2/17/2009	3,825	3,793
European Investment Bank	4.000%	3/3/2010	2,925	2,844
European Investment Bank	4.125%	9/15/2010	9,750	9,485
European Investment Bank	5.250%	6/15/2011	11,250	11,417
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,431
Export-Import Bank of Korea	4.625%	3/16/2010	500	489
Federation of Malaysia	8.750%	6/1/2009	4,350	4,714
Federation of Malaysia	7.500%	7/15/2011	2,875	3,137
Hellenic Republic	6.950%	3/4/2008	3,075	3,153
Instituto de Credito Oficial	6.000%	5/19/2008	5,000	5,096
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,390
Inter-American Development Bank	5.750%	2/26/2008	7,500	7,582
Inter-American Development Bank	5.375%	11/18/2008	1,250	1,268
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,353
Inter-American Development Bank	7.375%	1/15/2010	800	859
International Bank for Reconstruction &Development	4.125%	6/24/2009	1,000	983
International Bank for Reconstruction &Development	4.125%	8/12/2009	975	959
International Finance Corp.	3.000%	4/15/2008	1,650	1,603
International Finance Corp.	4.000%	6/15/2010	1,250	1,203
International Finance Corp.	5.125%	5/2/2011	1,500	1,514
Japan Bank International	4.750%	5/25/2011	2,150	2,128
Japan Finance Corp.	5.875%	3/14/2011	2,000	2,077
Korea Development Bank	3.875%	3/2/2009	2,375	2,304
Korea Development Bank	4.750%	7/20/2009	4,575	4,514
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	2,475	2,461
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	20,475	20,640
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	14,875	14,556
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	3,500	3,419
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	6,200	6,095
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	1,700	1,653
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	3,500	3,427
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	7,225	6,962
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	3,500	3,387
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,259
Nordic Investment Bank	3.875%	6/15/2010	3,750	3,621
Oesterreichische Kontrollbank	4.250%	10/6/2010	3,375	3,304
Ontario Hydro Electric	6.100%	1/30/2008	2,000	2,029
Pemex Project Funding Master Trust	8.500%	2/15/2008	5,325	5,510
Pemex Project Funding Master Trust	6.125%	8/15/2008	1,325	1,333
Pemex Project Funding Master Trust	7.875%	2/1/2009	4,725	4,945
People's Republic of China	7.300%	12/15/2008	2,000	2,093
Petrobras International Finance	9.750%	7/6/2011	1,800	2,120
Province of British Columbia	5.375%	10/29/2008	2,375	2,400
Province of New Brunswick	3.500%	10/23/2007	3,500	3,440
Province of Ontario	5.500%	10/1/2008	6,500	6,569
Province of Ontario	3.625%	10/21/2009	2,025	1,952
Province of Quebec	5.750%	2/15/2009	6,200	6,303
Province of Quebec	5.000%	7/17/2009	1,500	1,497
Quebec Hydro Electric	6.300%	5/11/2011	2,500	2,597
Republic of Italy	3.750%	12/14/2007	6,200	6,121
Republic of Italy	4.000%	6/16/2008	7,500	7,388
Republic of Italy	6.000%	2/22/2011	3,500	3,629
Republic of Korea	8.875%	4/15/2008	7,000	7,371
Republic of South Africa	9.125%	5/19/2009	3,000	3,270
Swedish Export Credit Corp.	4.125%	10/15/2008	4,925	4,845
Swedish Export Credit Corp.	4.000%	6/15/2010	1,375	1,330
United Mexican States	10.375%	2/17/2009	530	590
United Mexican States	9.875%	2/1/2010	475	542
United Mexican States	8.375%	1/14/2011	14,000	15,624

Total Sovereign Bonds
(Cost $290,715)				287,795

			Shares

Temporary Cash Investment (0.3%)

4 Vanguard Market Liquidity Fund, 5.306%
(Cost $16,499)			16,499,420	16,499

Total Investments (99.2%)
(Cost $5,243,065)				5,209,593

Other Assets and Liabilities—Net (0.8%)				42,576

Net Assets (100%)				5,252,169

*	Non-income-producing security--security in default.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $9,264,000, representing 0.2% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $5,243,065,000. Net unrealized depreciation of investment securities for tax purposes was $33,472,000, consisting of unrealized gains of $14,149,000 on securities that had risen in value since their purchase and $47,621,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund
Schedule of Investments
September 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (47.7%)

U.S. Government Securities (33.0%)
U.S. Treasury Bond	14.000%	11/15/2011	22,050	22,291
U.S. Treasury Bond	10.375%	11/15/2012	12,075	12,786
U.S. Treasury Bond	4.000%	2/15/2015	110,975	106,206
U.S. Treasury Bond	11.250%	2/15/2015	208,735	303,580
U.S. Treasury Bond	10.625%	8/15/2015	63,280	90,540
U.S. Treasury Bond	9.875%	11/15/2015	142,075	196,751
U.S. Treasury Bond	9.250%	2/15/2016	132,375	178,148
U.S. Treasury Bond	7.250%	5/15/2016	123,150	147,626
U.S. Treasury Bond	7.500%	11/15/2016	3,825	4,686
U.S. Treasury Bond	8.750%	5/15/2017	154,775	206,649
U.S. Treasury Bond	8.875%	8/15/2017	575	777
U.S. Treasury Bond	8.875%	2/15/2019	175	242
U.S. Treasury Note	4.250%	10/31/2007	5,125	5,090
U.S. Treasury Note	4.375%	12/31/2007	63,500	63,123
U.S. Treasury Note	4.375%	1/31/2008	13,000	12,923
U.S. Treasury Note	4.750%	11/15/2008	54,000	54,059
U.S. Treasury Note	4.875%	4/30/2011	2,350	2,376
U.S. Treasury Note	4.875%	2/15/2012	1,200	1,217
U.S. Treasury Note	4.375%	8/15/2012	49,110	48,596
U.S. Treasury Note	4.000%	11/15/2012	38,550	37,333
U.S. Treasury Note	3.875%	2/15/2013	32,800	31,498
U.S. Treasury Note	4.250%	8/15/2013	19,700	19,281
U.S. Treasury Note	4.250%	11/15/2013	102,000	99,753
U.S. Treasury Note	4.000%	2/15/2014	273,885	263,316
U.S. Treasury Note	4.750%	5/15/2014	87,150	87,872
U.S. Treasury Note	4.250%	8/15/2014	725	707
U.S. Treasury Note	4.250%	11/15/2014	975	951
U.S. Treasury Note	4.125%	5/15/2015	49,950	48,202

				2,046,579

Agency Bonds and Notes (14.7%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	6,825	6,572
1 Federal Farm Credit Bank	4.875%	12/16/2015	7,450	7,394
1 Federal Farm Credit Bank	5.125%	8/25/2016	7,200	7,265
1 Federal Home Loan Bank	5.750%	5/15/2012	7,475	7,790
1 Federal Home Loan Bank	4.500%	11/15/2012	24,175	23,653
1 Federal Home Loan Bank	3.875%	6/14/2013	6,500	6,115
1 Federal Home Loan Bank	5.375%	6/14/2013	5,000	5,116
1 Federal Home Loan Bank	5.125%	8/14/2013	25,725	25,996
1 Federal Home Loan Bank	4.500%	9/16/2013	43,400	42,257
1 Federal Home Loan Bank	5.250%	6/18/2014	27,900	28,434
1 Federal Home Loan Bank	5.375%	5/18/2016	21,000	21,599
1 Federal Home Loan Bank	5.625%	6/13/2016	4,325	4,477
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	49,375	51,254
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	64,000	64,611
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	30,000	29,305
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	8,375	7,878
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	64,500	62,869
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	72,550	72,172
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	51,100	51,268
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	31,500	32,121
1 Federal National Mortgage Assn	5.375%	11/15/2011	26,025	26,575
1 Federal National Mortgage Assn	6.125%	3/15/2012	55,410	58,536
1 Federal National Mortgage Assn	5.250%	8/1/2012	3,500	3,517
1 Federal National Mortgage Assn	4.375%	9/15/2012	22,000	21,363
1 Federal National Mortgage Assn	4.375%	3/15/2013	21,500	20,856
1 Federal National Mortgage Assn	4.625%	5/1/2013	6,600	6,404
1 Federal National Mortgage Assn	4.625%	10/15/2013	66,500	65,221
1 Federal National Mortgage Assn	5.125%	1/2/2014	9,550	9,522
1 Federal National Mortgage Assn	4.625%	10/15/2014	41,625	40,689
1 Federal National Mortgage Assn	5.000%	3/15/2016	53,125	53,174
1 Federal National Mortgage Assn	5.250%	9/15/2016	17,500	17,829
Private Export Funding Corp.	7.200%	1/15/2010	6,500	6,938
1 Tennessee Valley Auth	6.790%	5/23/2012	5,000	5,429
1 Tennessee Valley Auth	6.000%	3/15/2013	6,000	6,320
1 Tennessee Valley Auth	4.750%	8/1/2013	4,000	3,940
1 Tennessee Valley Auth	4.375%	6/15/2015	7,000	6,667

				911,126

Total U.S. Government and Agency Obligations
(Cost $2,955,285)				2,957,705

Corporate Bonds (45.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,500	2,530
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	2,100	2,476
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	391	408

				5,414

Finance (19.6%)
Banking (7.5%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,457
AmSouth Bank NA	5.200%	4/1/2015	2,000	1,955
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,702
Bank of America Corp.	6.250%	4/15/2012	14,150	14,822
Bank of America Corp.	4.875%	9/15/2012	3,000	2,951
Bank of America Corp.	4.875%	1/15/2013	1,000	978
Bank of America Corp.	5.375%	6/15/2014	2,775	2,783
Bank of America Corp.	5.125%	11/15/2014	2,100	2,068
Bank of America Corp.	4.750%	8/1/2015	7,175	6,881
Bank of America Corp.	5.250%	12/1/2015	6,300	6,206
Bank of America Corp.	5.750%	8/15/2016	2,700	2,751
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,567
Bank of New York Co., Inc.	4.950%	3/15/2015	2,300	2,228
Bank One Corp.	5.900%	11/15/2011	3,500	3,598
Bank One Corp.	5.250%	1/30/2013	925	917
BB&T Corp.	4.750%	10/1/2012	5,500	5,347
BB&T Corp.	5.200%	12/23/2015	5,425	5,332
BB&T Corp.	5.625%	9/15/2016	1,150	1,165
Citigroup, Inc.	6.000%	2/21/2012	5,050	5,237
Citigroup, Inc.	5.625%	8/27/2012	8,050	8,201
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,093
Citigroup, Inc.	5.000%	9/15/2014	25,344	24,715
Citigroup, Inc.	4.875%	5/7/2015	3,600	3,462
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,483
Citigroup, Inc.	5.300%	1/7/2016	4,900	4,876
Citigroup, Inc.	5.850%	8/2/2016	6,400	6,613
Colonial Bank NA	6.375%	12/1/2015	1,250	1,266
Comerica Inc.	4.800%	5/1/2015	1,500	1,412
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	8,040
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	11,290	11,890
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	12,975	13,072
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	2,000	1,969
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	10,050	9,676
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	12,725	12,430
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	3,225	3,198
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	4,025
Fifth Third Bank	4.750%	2/1/2015	2,800	2,669
First Tennessee Bank	5.050%	1/15/2015	2,800	2,696
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,433
HSBC Bank USA	4.625%	4/1/2014	8,275	7,895
HSBC Holdings PLC	5.250%	12/12/2012	5,225	5,231
JPMorgan Chase &Co.	4.500%	1/15/2012	1,875	1,810
JPMorgan Chase &Co.	5.750%	1/2/2013	9,650	9,783
JPMorgan Chase &Co.	4.875%	3/15/2014	6,950	6,713
JPMorgan Chase &Co.	5.125%	9/15/2014	8,965	8,769
JPMorgan Chase &Co.	4.750%	3/1/2015	5,000	4,757
JPMorgan Chase &Co.	5.250%	5/1/2015	150	147
JPMorgan Chase &Co.	5.150%	10/1/2015	15,250	14,846
Key Bank NA	5.800%	7/1/2014	5,050	5,148
Key Bank NA	4.950%	9/15/2015	1,000	960
Key Bank NA	5.450%	3/3/2016	1,400	1,390
Marshall &Ilsley Bank	5.250%	9/4/2012	3,000	2,996
Marshall &Ilsley Bank	4.850%	6/16/2015	700	670
MBNA America Bank NA	6.625%	6/15/2012	4,800	5,084
MBNA Corp.	7.500%	3/15/2012	2,400	2,645
MBNA Corp.	6.125%	3/1/2013	3,375	3,517
Mellon Bank NA	4.750%	12/15/2014	3,800	3,636
National City Bank	4.625%	5/1/2013	4,500	4,300
NationsBank Corp.	7.750%	8/15/2015	1,000	1,159
North Fork Bancorp., Inc.	5.875%	8/15/2012	2,000	2,045
PaineWebber	7.625%	12/1/2009	3,000	3,218
Paribas NY	6.950%	7/22/2013	2,000	2,173
PNC Funding Corp.	5.250%	11/15/2015	3,275	3,220
Regions Financial Corp.	6.375%	5/15/2012	3,925	4,126
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	11,425	11,206
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	3,500	3,424
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,050	7,881
2 Royal Bank of Scotland Group PLC	5.512%	12/31/2049	50	49
Southtrust Corp.	5.800%	6/15/2014	1,350	1,379
Sovereign Bank	5.125%	3/15/2013	5,600	5,476
State Street Capital Trust	5.300%	1/15/2016	1,000	996
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	4,910	5,509
SunTrust Banks, Inc.	5.000%	9/1/2015	3,550	3,436
Synovus Financial Corp.	4.875%	2/15/2013	2,000	1,927
UFJ Finance Aruba AEC	6.750%	7/15/2013	15,350	16,442
Union Bank of California NA	5.950%	5/11/2016	4,100	4,209
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,184
US Bank NA	6.300%	2/4/2014	2,600	2,774
US Bank NA	4.950%	10/30/2014	7,725	7,555
US Bank NA	4.800%	4/15/2015	1,000	968
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,637
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,308
Wachovia Corp.	4.875%	2/15/2014	8,900	8,599
Wachovia Corp.	5.250%	8/1/2014	9,300	9,184
Wachovia Corp.	5.600%	3/15/2016	3,750	3,792
Washington Mutual Bank	5.500%	1/15/2013	4,200	4,191
Washington Mutual Bank	5.650%	8/15/2014	3,375	3,377
Washington Mutual Bank	5.125%	1/15/2015	6,600	6,382
Washington Mutual, Inc.	5.000%	3/22/2012	1,800	1,766
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,868
Wells Fargo &Co.	5.125%	9/1/2012	350	347
Wells Fargo &Co.	4.950%	10/16/2013	5,225	5,107
Wells Fargo &Co.	4.625%	4/15/2014	6,650	6,347
Wells Fargo &Co.	5.000%	11/15/2014	8,475	8,256
Wells Fargo Bank NA	4.750%	2/9/2015	6,450	6,180
Wells Fargo Bank NA	5.750%	5/16/2016	4,600	4,720
Zions Bancorp	5.650%	5/15/2014	1,200	1,198
Zions Bancorp	5.500%	11/16/2015	6,850	6,759
Brokerage (3.4%)
Ameriprise Financial Inc.	5.650%	11/15/2015	3,450	3,477
Amvescap PLC	5.375%	2/27/2013	975	961
Bear Stearns Co., Inc.	5.700%	11/15/2014	11,150	11,317
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,100	1,084
Goldman Sachs Group, Inc.	6.600%	1/15/2012	5,625	5,939
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,925	4,994
Goldman Sachs Group, Inc.	5.250%	4/1/2013	18,250	18,085
Goldman Sachs Group, Inc.	4.750%	7/15/2013	13,975	13,405
Goldman Sachs Group, Inc.	5.150%	1/15/2014	10,725	10,503
Goldman Sachs Group, Inc.	5.000%	10/1/2014	8,200	7,908
Goldman Sachs Group, Inc.	5.500%	11/15/2014	5,425	5,419
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,500	2,424
Goldman Sachs Group, Inc.	5.350%	1/15/2016	9,150	8,968
Goldman Sachs Group, Inc.	5.750%	10/1/2016	1,250	1,257
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	7,250	7,674
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	5,850	5,953
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,211
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	8,425	8,377
Merrill Lynch &Co., Inc.	5.000%	2/3/2014	8,650	8,444
Merrill Lynch &Co., Inc.	5.450%	7/15/2014	750	751
Merrill Lynch &Co., Inc.	5.000%	1/15/2015	15,925	15,464
Merrill Lynch &Co., Inc.	5.300%	9/30/2015	2,775	2,746
Merrill Lynch &Co., Inc.	6.050%	5/16/2016	6,450	6,659
Morgan Stanley Dean Witter	5.625%	1/9/2012	6,500	6,575
Morgan Stanley Dean Witter	6.600%	4/1/2012	6,115	6,466
Morgan Stanley Dean Witter	5.300%	3/1/2013	31,500	31,365
Morgan Stanley Dean Witter	4.750%	4/1/2014	13,500	12,863
Morgan Stanley Dean Witter	5.375%	10/15/2015	2,400	2,379
Finance Companies (4.5%)
American Express Co.	4.875%	7/15/2013	5,500	5,378
American Express Co.	5.500%	9/12/2016	1,400	1,406
American Express Co.	6.800%	9/1/2066	850	898
American Express Credit Corp.	5.300%	12/2/2015	2,000	1,994
American General Finance Corp.	4.875%	7/15/2012	2,050	1,997
American General Finance Corp.	5.850%	6/1/2013	7,450	7,615
American General Finance Corp.	5.750%	9/15/2016	7,375	7,454
Capital One Bank	6.500%	6/13/2013	3,775	3,956
Capital One Bank	5.125%	2/15/2014	3,150	3,068
Capital One Financial	4.800%	2/21/2012	50	48
Capital One Financial	5.500%	6/1/2015	3,750	3,685
Capital One Financial	6.150%	9/1/2016	4,325	4,381
CIT Group Co. of Canada	5.200%	6/1/2015	5,775	5,612
CIT Group, Inc.	7.750%	4/2/2012	5,250	5,812
CIT Group, Inc.	5.400%	3/7/2013	2,150	2,135
CIT Group, Inc.	5.000%	2/13/2014	875	846
CIT Group, Inc.	5.125%	9/30/2014	4,525	4,383
CIT Group, Inc.	5.000%	2/1/2015	4,550	4,365
CIT Group, Inc.	5.400%	1/30/2016	2,250	2,207
CIT Group, Inc.	5.850%	9/15/2016	2,150	2,171
Countrywide Financial Corp.	6.250%	5/15/2016	4,875	4,949
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,244
General Electric Capital Corp.	5.875%	2/15/2012	29,550	30,473
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,429
General Electric Capital Corp.	4.250%	6/15/2012	4,950	4,725
General Electric Capital Corp.	6.000%	6/15/2012	13,925	14,475
General Electric Capital Corp.	5.450%	1/15/2013	4,000	4,049
General Electric Capital Corp.	5.650%	6/9/2014	5,000	5,141
General Electric Capital Corp.	4.750%	9/15/2014	4,075	3,934
General Electric Capital Corp.	4.875%	3/4/2015	5,000	4,861
General Electric Capital Corp.	5.000%	1/8/2016	5,000	4,892
HSBC Finance Capital Trust IX	5.911%	11/30/2035	5,700	5,701
HSBC Finance Corp.	6.375%	10/15/2011	4,825	5,056
HSBC Finance Corp.	7.000%	5/15/2012	9,400	10,148
HSBC Finance Corp.	6.375%	11/27/2012	7,150	7,533
HSBC Finance Corp.	4.750%	7/15/2013	10,075	9,725
HSBC Finance Corp.	5.250%	4/15/2015	4,425	4,354
HSBC Finance Corp.	5.000%	6/30/2015	8,350	8,070
HSBC Finance Corp.	5.500%	1/19/2016	9,425	9,419
International Lease Finance Corp.	4.750%	1/13/2012	1,500	1,457
International Lease Finance Corp.	5.000%	9/15/2012	8,725	8,533
International Lease Finance Corp.	5.625%	9/20/2013	1,400	1,413
iStar Financial Inc.	5.650%	9/15/2011	2,175	2,177
iStar Financial Inc.	5.150%	3/1/2012	5,500	5,353
3 iStar Financial Inc.	5.950%	10/15/2013	1,625	1,633
iStar Financial Inc.	5.875%	3/15/2016	2,475	2,460
PHH Corp.	7.125%	3/1/2013	2,050	2,111
Residential Capital Corp.	6.500%	4/17/2013	14,425	14,687
SLM Corp.	5.375%	1/15/2013	10,500	10,545
SLM Corp.	5.000%	10/1/2013	4,500	4,370
SLM Corp.	5.375%	5/15/2014	4,750	4,682
SLM Corp.	5.050%	11/14/2014	1,400	1,355
Wells Fargo Financial	5.500%	8/1/2012	350	355
Insurance (2.5%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,017
AEGON NV	4.750%	6/1/2013	3,475	3,352
Aetna, Inc.	6.000%	6/15/2016	3,850	3,961
Allstate Corp.	6.125%	2/15/2012	3,000	3,099
Allstate Corp.	5.000%	8/15/2014	4,325	4,205
American International Group, Inc.	4.250%	5/15/2013	5,000	4,705
American International Group, Inc.	5.050%	10/1/2015	5,775	5,630
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,065
Assurant, Inc.	5.625%	2/15/2014	2,825	2,818
AXA Financial, Inc.	7.750%	8/1/2010	1,500	1,628
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,768
Chubb Corp.	6.000%	11/15/2011	1,500	1,547
CNA Financial Corp.	5.850%	12/15/2014	4,100	4,069
CNA Financial Corp.	6.500%	8/15/2016	3,400	3,490
Commerce Group, Inc.	5.950%	12/9/2013	900	902
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,081
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	250	300
Genworth Financial, Inc.	5.750%	6/15/2014	4,250	4,335
Genworth Financial, Inc.	4.950%	10/1/2015	1,450	1,395
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	2,250	2,245
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,146
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	1,150	1,147
Humana Inc.	6.450%	6/1/2016	2,625	2,719
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,800	3,747
Jefferson Pilot Corp.	4.750%	1/30/2014	4,000	3,831
Lincoln National Corp.	6.200%	12/15/2011	1,650	1,716
Loews Corp.	5.250%	3/15/2016	500	486
Marsh &McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,947
Marsh &McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,888
Marsh &McLennan Cos., Inc.	5.750%	9/15/2015	4,525	4,424
MetLife, Inc.	6.125%	12/1/2011	1,500	1,557
MetLife, Inc.	5.375%	12/15/2012	3,000	3,012
MetLife, Inc.	5.000%	11/24/2013	2,325	2,276
MetLife, Inc.	5.500%	6/15/2014	1,075	1,079
MetLife, Inc.	5.000%	6/15/2015	4,050	3,915
Nationwide Financial Services	5.900%	7/1/2012	2,650	2,709
Principal Life Income Funding	5.100%	4/15/2014	4,250	4,188
Progressive Corp.	6.375%	1/15/2012	2,500	2,614
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,273
Prudential Financial, Inc.	4.750%	4/1/2014	2,550	2,440
Prudential Financial, Inc.	5.100%	9/20/2014	3,625	3,535
Prudential Financial, Inc.	4.750%	6/13/2015	650	616
Prudential Financial, Inc.	5.500%	3/15/2016	1,950	1,949
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,350	1,341
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,025	2,121
Torchmark Corp.	6.375%	6/15/2016	1,750	1,815
Transatlantic Holdings	5.750%	12/14/2015	4,000	3,961
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,423
UnitedHealth Group, Inc.	5.000%	8/15/2014	5,400	5,230
UnitedHealth Group, Inc.	4.875%	3/15/2015	1,950	1,868
UnitedHealth Group, Inc.	5.375%	3/15/2016	1,875	1,853
WellPoint Inc.	6.375%	1/15/2012	1,650	1,719
WellPoint Inc.	6.800%	8/1/2012	3,500	3,729
WellPoint Inc.	5.000%	12/15/2014	4,375	4,221
WellPoint Inc.	5.250%	1/15/2016	3,700	3,631
Willis North America Inc.	5.625%	7/15/2015	2,750	2,637
XL Capital Ltd.	6.500%	1/15/2012	75	78
XL Capital Ltd.	5.250%	9/15/2014	6,525	6,336
Real Estate Investment Trusts (1.5%)
Archstone-Smith Operating Trust	5.625%	8/15/2014	1,500	1,508
Archstone-Smith Operating Trust	5.250%	5/1/2015	4,925	4,816
Arden Realty LP	5.250%	3/1/2015	1,250	1,241
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,000	2,009
AvalonBay Communities, Inc.	6.125%	11/1/2012	1,000	1,032
AvalonBay Communities, Inc.	5.750%	9/15/2016	1,750	1,765
Boston Properties, Inc.	6.250%	1/15/2013	5,225	5,411
Boston Properties, Inc.	5.625%	4/15/2015	1,700	1,695
Brandywine Operating Partnership	5.400%	11/1/2014	2,250	2,189
Colonial Realty LP	5.500%	10/1/2015	1,800	1,754
Developers Diversified Realty Corp.	5.375%	10/15/2012	1,875	1,856
EOP Operating LP	6.750%	2/15/2012	2,200	2,312
EOP Operating LP	4.750%	3/15/2014	4,150	3,926
ERP Operating LP	6.625%	3/15/2012	4,500	4,749
ERP Operating LP	5.200%	4/1/2013	1,000	985
ERP Operating LP	5.250%	9/15/2014	4,025	3,959
ERP Operating LP	5.125%	3/15/2016	1,000	966
ERP Operating LP	5.375%	8/1/2016	475	467
Health Care Property Investors, Inc.	6.450%	6/25/2012	1,075	1,106
Health Care REIT, Inc.	6.000%	11/15/2013	4,725	4,733
Health Care REIT, Inc.	6.200%	6/1/2016	925	936
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,786
Hospitality Properties	5.125%	2/15/2015	2,200	2,103
HRPT Properties Trust	6.250%	8/15/2016	5,150	5,307
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,361
Liberty Property LP	5.125%	3/2/2015	4,450	4,276
ProLogis	5.500%	3/1/2013	2,000	1,986
ProLogis	5.625%	11/15/2015	2,800	2,784
ProLogis	5.750%	4/1/2016	3,000	2,998
Reckson Operating Partnership	6.000%	3/31/2016	1,525	1,534
Regency Centers LP	6.750%	1/15/2012	2,600	2,747
Regency Centers LP	5.250%	8/1/2015	1,000	973
Simon Property Group Inc.	6.350%	8/28/2012	2,500	2,611
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,357
Simon Property Group Inc.	5.100%	6/15/2015	1,500	1,443
Simon Property Group Inc.	5.750%	12/1/2015	7,100	7,176
Simon Property Group Inc.	6.100%	5/1/2016	1,800	1,854
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	1,725	1,747
Other (0.2%)
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,525	1,491
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,294
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,833
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	6,600	6,404

				1,217,492

Industrial (20.8%)
Basic Industry (1.7%)
Alcan, Inc.	4.875%	9/15/2012	1,000	971
Alcan, Inc.	4.500%	5/15/2013	2,825	2,660
Alcan, Inc.	5.200%	1/15/2014	1,500	1,464
Alcan, Inc.	5.000%	6/1/2015	1,575	1,507
Alcoa, Inc.	6.000%	1/15/2012	3,000	3,086
Alcoa, Inc.	5.375%	1/15/2013	3,000	3,009
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	1,950
BHP Billiton Finance	4.800%	4/15/2013	10,000	9,653
BHP Billiton Finance	5.250%	12/15/2015	2,725	2,700
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,434
Celulosa Arauco Constitution SA	5.625%	4/20/2015	5,150	5,021
Dow Chemical Co.	6.000%	10/1/2012	3,575	3,686
E.I. du Pont de Nemours &Co.	4.750%	11/15/2012	2,500	2,427
E.I. du Pont de Nemours &Co.	4.125%	3/6/2013	1,500	1,402
Falconbridge Ltd.	7.350%	6/5/2012	1,500	1,622
ICI Wilmington	5.625%	12/1/2013	1,600	1,573
Inco Ltd.	7.750%	5/15/2012	2,550	2,753
Inco Ltd.	5.700%	10/15/2015	1,675	1,616
International Paper Co.	5.850%	10/30/2012	8,950	9,138
International Paper Co.	5.500%	1/15/2014	1,000	988
International Paper Co.	5.300%	4/1/2015	3,150	3,042
International Paper Co.	5.250%	4/1/2016	2,950	2,817
Lubrizol Corp.	5.500%	10/1/2014	3,900	3,805
MeadWestvaco Corp.	6.850%	4/1/2012	1,500	1,566
Monsanto Co.	7.375%	8/15/2012	2,575	2,824
Noranda, Inc.	7.250%	7/15/2012	2,325	2,494
Noranda, Inc.	6.000%	10/15/2015	2,025	2,028
Plum Creek Timber Co.	5.875%	11/15/2015	1,650	1,631
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,445
Praxair, Inc.	6.375%	4/1/2012	2,000	2,103
Praxair, Inc.	3.950%	6/1/2013	2,500	2,316
Temple Inland Inc.	7.875%	5/1/2012	1,500	1,643
Temple Inland Inc.	6.375%	1/15/2016	1,500	1,546
Vale Overseas Ltd.	6.250%	1/11/2016	5,825	5,767
Weyerhaeuser Co.	6.750%	3/15/2012	10,775	11,273
WMC Finance USA	5.125%	5/15/2013	2,000	1,970
Capital Goods (2.5%)
2,3 BAE Systems	7.156%	12/15/2011	556	578
Bemis Co. Inc.	4.875%	4/1/2012	2,050	1,991
Boeing Capital Corp.	5.800%	1/15/2013	6,500	6,700
Boeing Co.	5.125%	2/15/2013	4,575	4,559
Brascan Corp.	7.125%	6/15/2012	1,000	1,073
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,125	4,910
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,137
Caterpillar, Inc.	5.700%	8/15/2016	3,500	3,569
CRH America Inc.	6.950%	3/15/2012	6,275	6,620
CRH America Inc.	5.300%	10/15/2013	2,075	2,008
CRH America Inc.	6.000%	9/30/2016	5,250	5,247
Deere &Co.	6.950%	4/25/2014	3,080	3,377
Emerson Electric Co.	4.625%	10/15/2012	7,000	6,777
General Dynamics Corp.	4.250%	5/15/2013	6,850	6,476
General Electric Co.	5.000%	2/1/2013	22,975	22,695
Hanson PLC	5.250%	3/15/2013	3,775	3,651
Hanson PLC	6.125%	8/15/2016	1,000	1,008
Honeywell International, Inc.	5.400%	3/15/2016	5,200	5,228
Ingersoll-Rand Co.	4.750%	5/15/2015	2,150	2,052
John Deere Capital Corp.	7.000%	3/15/2012	8,340	9,003
Lafarge SA	6.500%	7/15/2016	5,800	5,991
Lockheed Martin Corp.	7.650%	5/1/2016	3,000	3,488
Masco Corp.	5.875%	7/15/2012	3,600	3,595
Masco Corp.	4.800%	6/15/2015	2,125	1,937
Masco Corp.	6.125%	10/3/2016	625	620
Mohawk Industries Inc.	6.125%	1/15/2016	9,075	8,978
Northrop Grumman Corp.	7.750%	3/1/2016	2,900	3,382
Raytheon Co.	5.500%	11/15/2012	1,250	1,258
Raytheon Co.	5.375%	4/1/2013	725	727
Textron, Inc.	6.500%	6/1/2012	2,450	2,574
Tyco International Group SA	6.375%	10/15/2011	6,875	7,201
Tyco International Group SA	6.000%	11/15/2013	4,800	4,954
United Technologies Corp.	6.100%	5/15/2012	1,500	1,564
United Technologies Corp.	4.875%	5/1/2015	6,425	6,240
Waste Management, Inc.	6.375%	11/15/2012	1,250	1,310
Waste Management, Inc.	5.000%	3/15/2014	4,200	4,051
Communication (5.2%)
Alltel Corp.	7.000%	7/1/2012	3,225	3,425
America Movil SA de C.V	5.500%	3/1/2014	5,650	5,523
America Movil SA de C.V	5.750%	1/15/2015	1,525	1,508
AT&T Corp.	7.300%	11/15/2011	7,000	7,605
AT&T Inc.	5.875%	2/1/2012	4,050	4,114
AT&T Inc.	5.875%	8/15/2012	1,450	1,471
AT&T Inc.	5.100%	9/15/2014	15,500	15,020
AT&T Inc.	5.625%	6/15/2016	1,725	1,711
BellSouth Corp.	4.750%	11/15/2012	7,950	7,614
BellSouth Corp.	5.200%	9/15/2014	5,600	5,403
CBS Corp.	5.625%	8/15/2012	650	643
CenturyTel, Inc.	7.875%	8/15/2012	1,650	1,783
CenturyTel, Inc.	5.000%	2/15/2015	1,000	911
Cingular Wireless LLC	6.500%	12/15/2011	6,500	6,815
Clear Channel Communications, Inc.	5.000%	3/15/2012	3,650	3,436
Clear Channel Communications, Inc.	5.750%	1/15/2013	1,900	1,828
Clear Channel Communications, Inc.	5.500%	9/15/2014	3,375	3,135
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	10,235	11,678
Comcast Corp.	5.300%	1/15/2014	8,515	8,295
Comcast Corp.	6.500%	1/15/2015	3,825	3,987
Comcast Corp.	5.850%	11/15/2015	3,800	3,803
Comcast Corp.	5.900%	3/15/2016	3,650	3,645
Comcast Corp.	4.950%	6/15/2016	2,175	2,023
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,132
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,737
Cox Communications, Inc.	5.450%	12/15/2014	10,225	9,879
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,202
Deutsche Telekom International Finance	5.250%	7/22/2013	7,600	7,397
Deutsche Telekom International Finance	5.750%	3/23/2016	2,725	2,669
Embarq Corp.	7.082%	6/1/2016	12,675	12,952
Gannett Co., Inc.	6.375%	4/1/2012	975	1,009
Grupo Televisa SA	8.000%	9/13/2011	1,000	1,095
IAC/InteractiveCorp	7.000%	1/15/2013	2,175	2,231
New Cingular Wireless Services	8.125%	5/1/2012	7,125	8,029
News America Holdings, Inc.	9.250%	2/1/2013	1,325	1,566
News America Inc.	5.300%	12/15/2014	4,450	4,364
Nextel Communications	6.875%	10/31/2013	6,000	6,122
Nextel Communications	5.950%	3/15/2014	6,300	6,179
Nextel Communications	7.375%	8/1/2015	9,400	9,748
Omnicom Group Inc.	5.900%	4/15/2016	6,400	6,471
R.R. Donnelley &Sons Co.	4.950%	4/1/2014	2,550	2,285
R.R. Donnelley &Sons Co.	5.500%	5/15/2015	2,365	2,176
Reed Elsevier Capital	4.625%	6/15/2012	1,700	1,626
Sprint Capital Corp.	8.375%	3/15/2012	8,050	9,024
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,624
Telecom Italia Capital	5.250%	11/15/2013	5,075	4,813
Telecom Italia Capital	4.950%	9/30/2014	13,225	12,120
Telecom Italia Capital	5.250%	10/1/2015	2,850	2,647
Tele-Communications, Inc.	9.800%	2/1/2012	1,000	1,179
Tele-Communications, Inc.	7.875%	8/1/2013	5,401	6,013
Telefonica Emisiones SAU	6.421%	6/20/2016	9,000	9,263
Telefonos de Mexico SA	5.500%	1/27/2015	4,500	4,376
Telstra Corp. Ltd.	6.375%	4/1/2012	2,500	2,601
Thomson Corp.	6.200%	1/5/2012	3,075	3,175
Time Warner Entertainment	10.150%	5/1/2012	400	475
Time Warner Entertainment	8.875%	10/1/2012	2,500	2,856
Verizon Communications Corp.	5.550%	2/15/2016	8,325	8,224
Verizon Florida, Inc.	6.125%	1/15/2013	1,500	1,515
Verizon Global Funding Corp.	6.875%	6/15/2012	3,975	4,256
Verizon Global Funding Corp.	7.375%	9/1/2012	4,300	4,712
Verizon Global Funding Corp.	4.900%	9/15/2015	2,000	1,892
Verizon Maryland, Inc.	6.125%	3/1/2012	2,125	2,170
Verizon New England, Inc.	6.500%	9/15/2011	4,500	4,627
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,225	5,274
Verizon New York, Inc.	6.875%	4/1/2012	3,425	3,577
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	5,650	5,669
Verizon Virginia, Inc.	4.625%	3/15/2013	4,300	4,014
Vodafone Group PLC	5.000%	12/16/2013	3,050	2,933
Vodafone Group PLC	5.375%	1/30/2015	6,325	6,162
Vodafone Group PLC	5.000%	9/15/2015	2,900	2,736
Vodafone Group PLC	5.750%	3/15/2016	3,700	3,674
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,161
Consumer Cyclical (3.2%)
Brinker International	5.750%	6/1/2014	1,700	1,659
Centex Corp.	7.500%	1/15/2012	2,000	2,142
Centex Corp.	5.450%	8/15/2012	1,125	1,098
Centex Corp.	5.125%	10/1/2013	3,300	3,130
Centex Corp.	5.700%	5/15/2014	1,000	971
Centex Corp.	6.500%	5/1/2016	2,900	2,933
CVS Corp.	4.875%	9/15/2014	1,675	1,594
CVS Corp.	6.125%	8/15/2016	4,900	5,012
D.R. Horton, Inc.	5.375%	6/15/2012	300	287
D.R. Horton, Inc.	5.625%	9/15/2014	1,000	942
D.R. Horton, Inc.	5.250%	2/15/2015	6,500	5,939
D.R. Horton, Inc.	5.625%	1/15/2016	750	698
D.R. Horton, Inc.	6.500%	4/15/2016	2,925	2,867
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	11,875	12,597
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	6,375	6,550
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,588
Harrah's Operating Co., Inc.	5.625%	6/1/2015	7,900	7,330
Harrah's Operating Co., Inc.	6.500%	6/1/2016	3,525	3,439
Home Depot Inc.	5.400%	3/1/2016	14,550	14,446
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	955
Johnson Controls, Inc.	5.500%	1/15/2016	3,000	2,922
3 Lennar Corp.	5.950%	10/17/2011	3,450	3,450
Lennar Corp.	5.950%	3/1/2013	3,100	3,053
Lennar Corp.	5.600%	5/31/2015	3,375	3,204
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,940
Lowe's Cos., Inc.	5.000%	10/15/2015	4,275	4,158
Marriott International	4.625%	6/15/2012	1,175	1,116
Marriott International	6.200%	6/15/2016	1,750	1,789
May Department Stores Co.	5.750%	7/15/2014	3,600	3,536
McDonald's Corp.	5.750%	3/1/2012	3,300	3,382
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,376
Pulte Homes, Inc.	6.250%	2/15/2013	3,000	3,025
Pulte Homes, Inc.	5.250%	1/15/2014	2,750	2,608
Pulte Homes, Inc.	5.200%	2/15/2015	550	515
Sabre Holdings	6.350%	3/15/2016	3,350	3,327
Staples Inc.	7.375%	10/1/2012	2,000	2,189
Starwood Hotel Resorts	7.875%	5/1/2012	7,000	7,376
Target Corp.	5.875%	3/1/2012	8,225	8,480
Target Corp.	4.000%	6/15/2013	550	512
Target Corp.	5.875%	7/15/2016	1,800	1,863
The Walt Disney Co.	6.375%	3/1/2012	9,514	9,986
The Walt Disney Co.	5.625%	9/15/2016	2,450	2,464
Time Warner, Inc.	6.750%	4/15/2011	8,600	8,988
Time Warner, Inc.	6.875%	5/1/2012	6,100	6,436
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,747
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,522
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	957
Toll Brothers, Inc.	5.150%	5/15/2015	2,150	1,915
3 Viacom Inc.	6.250%	4/30/2016	6,800	6,733
Wal-Mart Stores, Inc.	4.550%	5/1/2013	5,450	5,244
Wal-Mart Stores, Inc.	4.500%	7/1/2015	9,325	8,828
Westinghouse Electric	8.625%	8/1/2012	1,000	1,118
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,209
Yum! Brands, Inc.	6.250%	4/15/2016	4,025	4,142
Consumer Noncyclical (4.6%)
Abbott Laboratories	4.350%	3/15/2014	4,350	4,094
Abbott Laboratories	5.875%	5/15/2016	8,350	8,652
3 Allergan Inc.	5.750%	4/1/2016	3,300	3,337
Altria Group, Inc.	7.000%	11/4/2013	4,750	5,190
AmerisourceBergen Corp.	5.625%	9/15/2012	1,475	1,450
AmerisourceBergen Corp.	5.875%	9/15/2015	4,425	4,337
Amgen Inc.	4.850%	11/18/2014	5,700	5,508
Anheuser-Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,462
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,275	3,127
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,000	4,546
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,067
Baxter International, Inc.	4.625%	3/15/2015	3,150	2,950
Baxter International, Inc.	5.900%	9/1/2016	2,000	2,056
Boston Scientific	5.450%	6/15/2014	4,200	4,005
Boston Scientific	6.250%	11/15/2015	2,000	1,993
Boston Scientific	6.400%	6/15/2016	2,375	2,385
Bottling Group LLC	4.625%	11/15/2012	6,000	5,822
Bottling Group LLC	5.000%	11/15/2013	1,500	1,475
Bottling Group LLC	5.500%	4/1/2016	4,525	4,562
Bristol-Myers Squibb Co.	5.750%	10/1/2011	13,350	13,602
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,900	2,781
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,925	1,796
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	1,951
3 Cardinal Health, Inc.	5.800%	10/15/2016	1,125	1,123
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,900	3,473
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,216
Clorox Co.	5.000%	1/15/2015	4,200	4,084
Coca-Cola HBC Finance	5.125%	9/17/2013	2,400	2,371
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,301
ConAgra Foods, Inc.	6.750%	9/15/2011	3,375	3,561
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,083
Diageo Capital PLC	5.125%	1/30/2012	2,000	1,981
Diageo Capital PLC	5.500%	9/30/2016	3,000	2,969
Diageo Finance BV	5.300%	10/28/2015	2,675	2,624
Eli Lilly &Co.	6.000%	3/15/2012	3,000	3,123
Fortune Brands Inc.	5.375%	1/15/2016	9,050	8,640
Genentech Inc.	4.750%	7/15/2015	4,150	3,981
General Mills, Inc.	6.000%	2/15/2012	7,393	7,590
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	8,075	7,646
H.J. Heinz Co.	6.000%	3/15/2012	4,000	4,078
Health Management Associates Inc.	6.125%	4/15/2016	1,100	1,053
Hershey Foods Corp.	5.450%	9/1/2016	2,100	2,118
Hospira, Inc.	5.900%	6/15/2014	2,675	2,656
Johnson &Johnson	3.800%	5/15/2013	3,000	2,803
Kimberly-Clark Corp.	5.625%	2/15/2012	5,150	5,269
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	995
Kraft Foods, Inc.	5.625%	11/1/2011	14,125	14,264
Kraft Foods, Inc.	6.250%	6/1/2012	4,825	5,016
Kraft Foods, Inc.	5.250%	10/1/2013	2,250	2,221
Kroger Co.	6.750%	4/15/2012	7,100	7,443
Kroger Co.	5.500%	2/1/2013	275	271
Kroger Co.	4.950%	1/15/2015	2,325	2,182
Laboratory Corp. of America	5.500%	2/1/2013	2,500	2,433
Laboratory Corp. of America	5.625%	12/15/2015	1,250	1,213
McKesson Corp.	7.750%	2/1/2012	2,000	2,196
Medco Health Solutions	7.250%	8/15/2013	3,500	3,786
Medtronic Inc.	4.750%	9/15/2015	3,200	3,041
Merck &Co.	4.375%	2/15/2013	2,975	2,819
Merck &Co.	4.750%	3/1/2015	3,400	3,244
Panamerican Beverages, Inc.	7.250%	7/1/2009	1,000	1,039
PepsiAmericas Inc.	4.875%	1/15/2015	2,875	2,750
Pfizer, Inc.	4.500%	2/15/2014	2,875	2,781
Procter &Gamble Co.	4.950%	8/15/2014	4,900	4,807
Procter &Gamble Co.	4.850%	12/15/2015	3,000	2,912
Quest Diagnostic, Inc.	5.450%	11/1/2015	2,400	2,345
Safeway, Inc.	5.800%	8/15/2012	3,500	3,509
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,231
Schering-Plough Corp.	5.550%	12/1/2013	5,750	5,771
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	2,225	2,176
Tyson Foods, Inc.	6.850%	4/1/2016	5,450	5,608
Universal Health Services, Inc.	7.125%	6/30/2016	1,375	1,450
UST, Inc.	6.625%	7/15/2012	1,000	1,056
3 Western Union Co.	5.930%	10/1/2016	3,800	3,826
WM Wrigley Jr. Co.	4.650%	7/15/2015	3,350	3,190
Wyeth	5.500%	3/15/2013	15,450	15,510
Wyeth	5.500%	2/1/2014	6,775	6,788
Energy (1.8%)
Anadarko Petroleum Corp.	5.950%	9/15/2016	7,700	7,776
Apache Corp.	6.250%	4/15/2012	2,300	2,435
BP Amoco PLC	8.500%	4/1/2012	1,700	1,974
Burlington Resources, Inc.	6.500%	12/1/2011	4,025	4,251
Canadian Natural Resources	5.450%	10/1/2012	1,650	1,630
Canadian Natural Resources	4.900%	12/1/2014	2,950	2,798
Canadian Natural Resources	6.000%	8/15/2016	3,350	3,398
Conoco Funding Co.	6.350%	10/15/2011	12,675	13,362
Devon Financing Corp.	6.875%	9/30/2011	10,825	11,530
Diamond Offshore Drilling	4.875%	7/1/2015	2,050	1,927
Encana Corp.	4.750%	10/15/2013	1,125	1,069
Encana Holdings Finance Corp.	5.800%	5/1/2014	5,575	5,589
Global Santa Fe	5.000%	2/15/2013	1,000	970
Husky Energy Inc.	6.250%	6/15/2012	2,225	2,295
Marathon Oil Corp.	6.125%	3/15/2012	6,300	6,531
Nexen, Inc.	5.050%	11/20/2013	3,000	2,901
Noble Corp.	5.875%	6/1/2013	1,950	1,986
Occidental Petroleum	6.750%	1/15/2012	3,750	4,008
Ocean Energy, Inc.	7.250%	10/1/2011	875	942
PanCanadian Energy Corp.	6.300%	11/1/2011	4,000	4,149
Petro-Canada	4.000%	7/15/2013	1,800	1,631
Petro-Canada Financial Partnership	5.000%	11/15/2014	3,375	3,238
Sunoco, Inc.	4.875%	10/15/2014	950	900
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,059
Valero Energy Corp.	6.875%	4/15/2012	8,775	9,332
Weatherford International Inc.	5.500%	2/15/2016	3,000	2,951
XTO Energy, Inc.	7.500%	4/15/2012	1,000	1,091
XTO Energy, Inc.	6.250%	4/15/2013	3,775	3,910
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,620
XTO Energy, Inc.	5.000%	1/31/2015	400	382
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,581
Technology (1.1%)
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,046
Cisco Systems Inc.	5.500%	2/22/2016	15,050	15,151
Computer Sciences Corp.	5.000%	2/15/2013	600	576
Electronic Data Systems	6.500%	8/1/2013	4,325	4,377
First Data Corp.	5.625%	11/1/2011	3,605	3,681
First Data Corp.	4.850%	10/1/2014	3,650	3,519
First Data Corp.	4.950%	6/15/2015	2,500	2,418
Harris Corp.	5.000%	10/1/2015	1,425	1,341
Hewlett-Packard Co.	6.500%	7/1/2012	2,500	2,642
International Business Machines Corp.	4.750%	11/29/2012	1,900	1,856
International Business Machines Corp.	7.500%	6/15/2013	6,600	7,410
Motorola, Inc.	8.000%	11/1/2011	2,675	2,985
Oracle Corp.	5.250%	1/15/2016	10,175	9,979
Pitney Bowes, Inc.	4.625%	10/1/2012	250	241
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,377
Pitney Bowes, Inc.	4.875%	8/15/2014	6,075	5,877
Pitney Bowes, Inc.	4.750%	1/15/2016	750	711
Science Applications International Corp.	6.250%	7/1/2012	1,000	1,025
Transportation (0.6%)
American Airlines, Inc.	7.024%	10/15/2009	3,550	3,639
American Airlines, Inc.	7.858%	10/1/2011	1,425	1,528
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	5,000	5,154
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,676
Canadian National Railway Co.	4.400%	3/15/2013	2,000	1,906
Canadian National Railway Co.	5.800%	6/1/2016	1,950	2,019
Canadian Pacific Rail	6.250%	10/15/2011	1,900	1,977
Continental Airlines, Inc.	6.563%	2/15/2012	500	513
CSX Corp.	6.300%	3/15/2012	4,625	4,819
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,079
Southwest Airlines Co.	6.500%	3/1/2012	2,400	2,513
Southwest Airlines Co.	5.250%	10/1/2014	2,000	1,961
Union Pacific Corp.	6.125%	1/15/2012	100	103
Union Pacific Corp.	6.500%	4/15/2012	4,425	4,668
Union Pacific Corp.	7.000%	2/1/2016	550	607
Other (0.1%)
Black &Decker Corp.	4.750%	11/1/2014	1,000	931
Cooper Industries, Inc.	5.250%	11/15/2012	1,400	1,386
Dover Corp.	4.875%	10/15/2015	2,400	2,316

				1,293,740

Utilities (4.5%)
Electric (3.5%)
AEP Texas Central Co.	5.500%	2/15/2013	2,725	2,711
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,799
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,543
Arizona Public Service Co.	5.800%	6/30/2014	500	498
Arizona Public Service Co.	4.650%	5/15/2015	3,825	3,496
Boston Edison Co.	4.875%	10/15/2012	1,925	1,883
Boston Edison Co.	4.875%	4/15/2014	2,350	2,283
Carolina Power &Light Co.	6.500%	7/15/2012	1,850	1,949
Carolina Power &Light Co.	5.125%	9/15/2013	8,970	8,835
Carolina Power &Light Co.	5.250%	12/15/2015	3,000	2,955
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,037
CenterPoint Energy Houston	5.750%	1/15/2014	500	505
Cincinnati Gas &Electric Co.	5.700%	9/15/2012	3,900	3,938
Cleveland Electric Illumination Co.	5.650%	12/15/2013	500	500
Commonwealth Edison Co.	6.150%	3/15/2012	2,650	2,715
Commonwealth Edison Co.	4.700%	4/15/2015	700	652
Consolidated Edison Co. of New York	4.875%	2/1/2013	5,000	4,879
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,850	1,857
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,300	2,468
Constellation Energy Group, Inc.	4.550%	6/15/2015	6,250	5,759
Consumers Energy Co.	5.000%	2/15/2012	3,175	3,103
Consumers Energy Co.	5.375%	4/15/2013	2,500	2,478
Consumers Energy Co.	5.500%	8/15/2016	1,125	1,117
Dayton Power &Light	5.125%	10/1/2013	1,875	1,843
Dominion Resources, Inc.	6.250%	6/30/2012	4,000	4,137
Dominion Resources, Inc.	5.000%	3/15/2013	1,500	1,450
Dominion Resources, Inc.	5.150%	7/15/2015	5,500	5,275
Duke Capital Corp.	6.250%	2/15/2013	2,150	2,213
Duke Capital Corp.	5.500%	3/1/2014	1,000	984
Duke Capital Corp.	5.668%	8/15/2014	1,000	991
Duke Energy Corp.	6.250%	1/15/2012	4,450	4,650
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,042
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,393
Energy East Corp.	6.750%	6/15/2012	1,750	1,839
Exelon Corp.	4.900%	6/15/2015	3,425	3,230
Exelon Generation Co. LLC	5.350%	1/15/2014	1,000	983
FirstEnergy Corp.	6.450%	11/15/2011	10,200	10,675
Florida Power &Light Co.	4.850%	2/1/2013	3,000	2,938
Florida Power Corp.	4.800%	3/1/2013	3,000	2,898
FPL Group Capital, Inc.	6.350%	10/1/2016	1,825	1,847
Jersey Central Power &Light	5.625%	5/1/2016	675	672
Metropolitan Edison	4.875%	4/1/2014	1,000	954
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	3,940
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	3,000	3,063
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	581
National Grid PLC	6.300%	8/1/2016	3,775	3,921
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	8,210	8,974
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	1,934
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,541
NiSource Finance Corp.	5.400%	7/15/2014	3,250	3,144
Northern States Power Co.	8.000%	8/28/2012	2,500	2,837
Ohio Edison	6.400%	7/15/2016	200	210
Ohio Power Co.	5.500%	2/15/2013	2,000	2,000
Ohio Power Co.	6.000%	6/1/2016	425	438
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,000	3,101
Oncor Electric Delivery Co.	6.375%	1/15/2015	175	181
Pacific Gas &Electric Co.	4.800%	3/1/2014	6,800	6,566
PacifiCorp	6.900%	11/15/2011	3,650	3,925
Pepco Holdings, Inc.	6.450%	8/15/2012	3,425	3,547
PPL Energy Supply LLC	6.400%	11/1/2011	6,350	6,599
PPL Energy Supply LLC	6.200%	5/15/2016	500	518
Progress Energy, Inc.	6.850%	4/15/2012	775	826
PSE&G Power LLC	6.950%	6/1/2012	5,050	5,358
PSI Energy Inc.	5.000%	9/15/2013	1,125	1,088
PSI Energy Inc.	6.050%	6/15/2016	1,500	1,541
Public Service Co. of Colorado	7.875%	10/1/2012	4,775	5,398
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,007
Public Service Electric &Gas	5.375%	9/1/2013	2,000	1,998
Southern California Edison Co.	5.000%	1/15/2014	4,200	4,103
Southern California Edison Co.	4.650%	4/1/2015	2,625	2,491
Southern California Edison Co.	5.000%	1/15/2016	925	896
Southern Power Co.	6.250%	7/15/2012	5,130	5,291
Southern Power Co.	4.875%	7/15/2015	1,125	1,066
Tampa Electric Co.	6.875%	6/15/2012	1,000	1,073
Transalta Corp.	6.750%	7/15/2012	125	131
TXU Energy Co.	7.000%	3/15/2013	6,000	6,272
Union Electric Co.	5.400%	2/1/2016	300	296
Virginia Electric &Power Co.	5.400%	1/15/2016	4,450	4,387
Natural Gas (1.0%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	1,936
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,227
CenterPoint Energy Resources	7.875%	4/1/2013	4,250	4,732
CenterPoint Energy Resources	6.150%	5/1/2016	1,350	1,384
Consolidated Natural Gas	6.250%	11/1/2011	5,300	5,456
Consolidated Natural Gas	5.000%	12/1/2014	1,675	1,595
Energy Transfer Partners LP	5.650%	8/1/2012	1,950	1,931
Energy Transfer Partners LP	5.950%	2/1/2015	3,275	3,269
Enterprise Products Operating LP	5.600%	10/15/2014	4,750	4,649
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	5,600	5,941
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,150	2,043
Kinder Morgan, Inc.	6.500%	9/1/2012	7,825	7,831
Kinder Morgan, Inc.	5.700%	1/5/2016	1,000	924
ONEOK Inc.	5.200%	6/15/2015	3,100	2,906
ONEOK Partners, LP	5.900%	4/1/2012	4,900	4,934
ONEOK Partners, LP	6.150%	10/1/2016	1,300	1,314
San Diego Gas &Electric	5.300%	11/15/2015	300	300
Sempra Energy	6.000%	2/1/2013	1,925	1,975
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,155
Texas Gas Transmission	4.600%	6/1/2015	500	465
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,775
Valero Logistics	6.050%	3/15/2013	2,000	2,033

				278,991

Total Corporate Bonds
(Cost $2,820,078)				2,795,637

Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)

Asian Development Bank	4.500%	9/4/2012	6,500	6,352
Asian Development Bank	6.640%	5/27/2014	521	575
Asian Development Bank	5.500%	6/27/2016	2,900	3,009
China Development Bank	4.750%	10/8/2014	2,700	2,587
China Development Bank	5.000%	10/15/2015	2,650	2,563
Corp. Andina de Fomento	6.875%	3/15/2012	2,300	2,448
Corp. Andina de Fomento	5.200%	5/21/2013	3,500	3,425
Development Bank of Japan	4.250%	6/9/2015	2,325	2,190
Eksportfinans	5.500%	5/25/2016	7,100	7,326
European Bank for Reconstruction &Development	5.000%	5/19/2014	3,400	3,409
European Investment Bank	4.625%	5/15/2014	12,350	12,084
European Investment Bank	4.875%	2/16/2016	9,250	9,166
European Investment Bank	5.125%	9/13/2016	5,500	5,554
Export-Import Bank of Korea	5.125%	3/16/2015	4,800	4,674
Financement Quebec	5.000%	10/25/2012	2,000	1,995
Inter-American Development Bank	4.375%	9/20/2012	6,500	6,293
Inter-American Development Bank	4.500%	9/15/2014	3,000	2,924
Inter-American Development Bank	4.250%	9/14/2015	9,420	8,930
Inter-American Development Bank	5.125%	9/13/2016	1,700	1,718
International Bank for Reconstruction &Development	3.625%	5/21/2013	2,500	2,377
International Bank for Reconstruction &Development	5.000%	4/1/2016	2,375	2,381
Japan Finance Corp.	4.625%	4/21/2015	5,600	5,418
Korea Development Bank	5.750%	9/10/2013	6,675	6,763
Korea Electric Power	7.750%	4/1/2013	2,300	2,584
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	13,975	13,230
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	9,400	9,532
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	2,025	1,994
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,600	2,521
Oesterreichische Kontrollbank	4.875%	2/16/2016	5,000	4,951
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,398
2 Pemex Finance Ltd.	9.690%	8/15/2009	3,000	3,176
Pemex Project Funding Master Trust	8.000%	11/15/2011	5,875	6,451
Pemex Project Funding Master Trust	7.375%	12/15/2014	4,825	5,216
3 Pemex Project Funding Master Trust	5.750%	12/15/2015	3,000	2,925
Pemex Project Funding Master Trust	5.750%	12/15/2015	4,715	4,597
People's Republic of China	4.750%	10/29/2013	5,000	4,869
Province of Manitoba	7.500%	2/22/2010	1,000	1,078
Province of Nova Scotia	5.750%	2/27/2012	2,500	2,577
Province of Ontario	5.125%	7/17/2012	2,250	2,263
Province of Ontario	4.750%	1/19/2016	10,250	9,996
Province of Ontario	5.450%	4/27/2016	7,100	7,282
Province of Quebec	4.875%	5/5/2014	5,500	5,403
Province of Quebec	4.600%	5/26/2015	4,800	4,599
Province of Quebec	5.000%	3/1/2016	6,050	5,948
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,132
Quebec Hydro Electric	7.500%	4/1/2016	2,500	2,905
Republic of Chile	7.125%	1/11/2012	4,000	4,335
Republic of Chile	5.500%	1/15/2013	4,450	4,497
Republic of Hungary	4.750%	2/3/2015	7,350	6,991
Republic of Italy	5.625%	6/15/2012	21,625	22,160
Republic of Italy	4.500%	1/21/2015	13,350	12,683
Republic of Italy	4.750%	1/25/2016	14,425	14,015
Republic of Italy	5.250%	9/20/2016	11,000	11,095
Republic of Korea	4.250%	6/1/2013	10,725	10,124
Republic of Poland	6.250%	7/3/2012	5,875	6,169
Republic of Poland	5.250%	1/15/2014	4,700	4,688
Republic of Poland	5.000%	10/19/2015	4,500	4,387
Republic of South Africa	7.375%	4/25/2012	7,150	7,731
Republic of South Africa	6.500%	6/2/2014	2,225	2,333
State of Israel	4.625%	6/15/2013	3,550	3,369
State of Israel	5.125%	3/1/2014	2,000	1,946
United Mexican States	7.500%	1/14/2012	2,320	2,546
United Mexican States	6.375%	1/16/2013	7,974	8,377
United Mexican States	5.875%	1/15/2014	9,325	9,525
United Mexican States	6.625%	3/3/2015	14,200	15,102
United Mexican States	11.375%	9/15/2016	1,700	2,437
United Mexican States	5.625%	1/15/2017	4,750	4,695

Total Sovereign Bonds
(Cost $374,734)				371,993

Taxable Municipal Bond (0.0%)

Wisconsin Public Service Rev
(Cost $1,347)	4.800%	5/1/2013	1,350	1,325

			Shares

Temporary Cash Investment (1.1%)

4 Vanguard Market Liquidity Fund, 5.306%
(Cost $69,638)			69,637,741	69,638

Total Investments (99.8%)
(Cost $6,221,082)				6,196,298

Other Assets and Liabilities—Net (0.2%)				13,415

Net Assets (100%)				6,209,713

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $26,489,000, representing 0.4% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $6,221,082,000. Net unrealized depreciation of investment securities for tax purposes was $24,784,000, consisting of unrealized gains of $43,058,000 on securities that had risen in value since their purchase and $67,842,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund
Schedule of Investments
September 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (53.8%)

U.S. Government Securities (47.5%)
U.S. Treasury Bond	11.250%	2/15/2015	115	167
U.S. Treasury Bond	10.625%	8/15/2015	950	1,359
U.S. Treasury Bond	7.500%	11/15/2016	20	25
U.S. Treasury Bond	8.750%	5/15/2017	3,965	5,294
U.S. Treasury Bond	8.875%	8/15/2017	34,700	46,878
U.S. Treasury Bond	9.000%	11/15/2018	9,963	13,830
U.S. Treasury Bond	8.875%	2/15/2019	59,450	82,069
U.S. Treasury Bond	8.125%	8/15/2019	41,645	54,919
U.S. Treasury Bond	8.500%	2/15/2020	40,975	55,828
U.S. Treasury Bond	8.750%	5/15/2020	20,150	28,037
U.S. Treasury Bond	8.750%	8/15/2020	63,900	89,160
U.S. Treasury Bond	7.875%	2/15/2021	22,305	29,303
U.S. Treasury Bond	8.125%	5/15/2021	1,365	1,834
U.S. Treasury Bond	8.125%	8/15/2021	45,020	60,643
U.S. Treasury Bond	8.000%	11/15/2021	25,045	33,498
U.S. Treasury Bond	7.250%	8/15/2022	550	696
U.S. Treasury Bond	7.625%	11/15/2022	33,720	44,168
U.S. Treasury Bond	7.125%	2/15/2023	1,850	2,323
U.S. Treasury Bond	6.250%	8/15/2023	50	58
U.S. Treasury Bond	7.500%	11/15/2024	300	395
U.S. Treasury Bond	7.625%	2/15/2025	46,000	61,424
U.S. Treasury Bond	6.875%	8/15/2025	825	1,030
U.S. Treasury Bond	6.000%	2/15/2026	275	315
U.S. Treasury Bond	6.750%	8/15/2026	31,690	39,335
U.S. Treasury Bond	6.500%	11/15/2026	800	969
U.S. Treasury Bond	6.625%	2/15/2027	22,990	28,263
U.S. Treasury Bond	6.375%	8/15/2027	82,110	98,557
U.S. Treasury Bond	6.125%	11/15/2027	6,950	8,127
U.S. Treasury Bond	5.500%	8/15/2028	40,325	43,929
U.S. Treasury Bond	5.250%	11/15/2028	670	708
U.S. Treasury Bond	5.250%	2/15/2029	3,400	3,594
U.S. Treasury Bond	6.125%	8/15/2029	40,705	47,975
U.S. Treasury Bond	6.250%	5/15/2030	75,430	90,634
U.S. Treasury Bond	5.375%	2/15/2031	7,800	8,423
U.S. Treasury Note	3.375%	2/28/2007	3,150	3,129
U.S. Treasury Note	3.750%	3/31/2007	1,650	1,639
U.S. Treasury Note	4.375%	12/31/2007	11,500	11,432
U.S. Treasury Note	4.500%	2/15/2009	1,525	1,519
U.S. Treasury Note	3.875%	2/15/2013	1,450	1,392
U.S. Treasury Note	4.000%	2/15/2014	2,700	2,596
U.S. Treasury Note	4.750%	5/15/2014	3,250	3,277
U.S. Treasury Note	4.250%	8/15/2014	1,550	1,512

				1,010,263

Agency Bonds and Notes (6.3%)
1 Federal Home Loan Bank	5.375%	5/15/2019	7,250	7,408
1 Federal Home Loan Bank	5.125%	8/15/2019	500	499
1 Federal Home Loan Bank	5.250%	12/11/2020	2,500	2,528
1 Federal Home Loan Bank	5.625%	6/11/2021	2,500	2,624
1 Federal Home Loan Bank	5.625%	3/14/2036	1,000	1,061
1 Federal Home Loan Bank	5.500%	7/15/2036	2,000	2,106
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	8,700	10,577
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	14,100	17,244
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	3,175	3,686
1 Federal National Mortgage Assn	0.000%	6/1/2017	6,325	3,702
1 Federal National Mortgage Assn	0.000%	10/9/2019	8,300	4,128
1 Federal National Mortgage Assn	6.250%	5/15/2029	2,350	2,680
1 Federal National Mortgage Assn	7.125%	1/15/2030	10,475	13,248
1 Federal National Mortgage Assn	7.250%	5/15/2030	10,935	14,073
1 Federal National Mortgage Assn	6.625%	11/15/2030	13,600	16,377
1 Federal National Mortgage Assn	6.210%	8/6/2038	1,000	1,151
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,419
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	5,325	5,490
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	2,941
1 Tennessee Valley Auth	6.250%	12/15/2017	2,600	2,846
1 Tennessee Valley Auth	6.750%	11/1/2025	4,500	5,357
1 Tennessee Valley Auth	7.125%	5/1/2030	3,250	4,075
1 Tennessee Valley Auth	4.650%	6/15/2035	2,825	2,603
1 Tennessee Valley Auth	5.880%	4/1/2036	1,000	1,107
1 Tennessee Valley Auth	6.150%	1/15/2038	2,450	2,731
1 Tennessee Valley Auth	5.375%	4/1/2056	1,850	1,885

				133,546

Total U.S. Government and Agency Obligations
(Cost $1,109,003)				1,143,809

Corporate Bonds (39.2%)

Asset-Backed Securities (0.2%)
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	450	531
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,500	2,802

				3,333

Finance (10.4%)
Banking (5.3%)
Abbey National PLC	7.950%	10/26/2029	3,925	4,933
ABN AMRO Bank NV	4.650%	6/4/2018	2,250	2,095
Associates Corp. of North America	6.950%	11/1/2018	1,150	1,292
BAC Capital Trust XI	6.625%	5/23/2036	1,575	1,661
Banc One Corp.	7.750%	7/15/2025	2,000	2,399
Banc One Corp.	7.625%	10/15/2026	4,350	5,186
Bank of America Corp.	7.800%	2/15/2010	3,000	3,239
Bank of America Corp.	5.375%	6/15/2014	1,000	1,003
Bank of America Corp.	5.625%	3/8/2035	4,775	4,399
Barclays Bank PLC	6.278%	12/29/2049	750	713
BB&T Corp.	4.900%	6/30/2017	3,225	3,062
BB&T Corp.	5.250%	11/1/2019	1,000	971
BB&T Corp.	6.750%	6/7/2036	925	991
Citicorp Capital II	8.015%	2/15/2027	450	470
Citigroup, Inc.	3.500%	2/1/2008	1,000	978
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,199
Citigroup, Inc.	5.875%	2/22/2033	3,750	3,753
Citigroup, Inc.	6.000%	10/31/2033	2,200	2,233
Citigroup, Inc.	5.850%	12/11/2034	2,300	2,329
Citigroup, Inc.	6.125%	8/25/2036	2,925	3,009
Comerica Bank	5.200%	8/22/2017	550	528
Compass Bank	5.900%	4/1/2026	1,075	1,061
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,600	3,020
Fifth Third Bank	4.500%	6/1/2018	1,550	1,403
First Union Institutional Capital I	8.040%	12/1/2026	500	521
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,198
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	449
HSBC Bank USA	5.875%	11/1/2034	3,675	3,658
HSBC Bank USA	5.625%	8/15/2035	3,700	3,550
HSBC Holdings PLC	7.625%	5/17/2032	1,050	1,282
HSBC Holdings PLC	7.350%	11/27/2032	200	236
HSBC Holdings PLC	6.500%	5/2/2036	1,175	1,248
JPM Capital Trust	6.550%	9/29/2036	2,900	2,931
JPM Capital Trust II	7.950%	2/1/2027	500	522
JPMorgan Capital Trust	5.875%	3/15/2035	2,350	2,249
JPMorgan Chase &Co.	3.625%	5/1/2008	2,000	1,952
JPMorgan Chase &Co.	5.850%	8/1/2035	425	405
Key Bank NA	6.950%	2/1/2028	1,693	1,870
Marshall &Ilsley Bank	5.000%	1/17/2017	1,000	960
Mellon Capital II	7.995%	1/15/2027	2,100	2,190
National City Corp.	6.875%	5/15/2019	1,700	1,880
NationsBank Corp.	6.800%	3/15/2028	375	417
NB Capital Trust IV	8.250%	4/15/2027	400	419
PNC Bank NA	4.875%	9/21/2017	2,750	2,604
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	4,375	5,101
State Street Capital Trust	5.250%	10/15/2018	1,000	980
SunTrust Banks, Inc.	5.200%	1/17/2017	1,000	974
SunTrust Banks, Inc.	5.450%	12/1/2017	1,350	1,338
SunTrust Capital II	7.900%	6/15/2027	750	786
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,119
Swiss Bank Corp.	7.375%	6/15/2017	550	635
Synovus Financial Corp.	5.125%	6/15/2017	750	719
Wachovia Corp.	6.605%	10/1/2025	725	772
3 Wachovia Corp.	8.000%	12/15/2026	2,300	2,395
Wachovia Corp.	7.500%	4/15/2035	150	180
Wachovia Corp.	5.500%	8/1/2035	3,550	3,355
Wachovia Corp.	6.550%	10/15/2035	125	135
Washington Mutual Bank	6.750%	5/20/2036	350	376
Washington Mutual Capital I	8.375%	6/1/2027	1,250	1,313
Washington Mutual, Inc.	5.250%	9/15/2017	3,025	2,904
Wells Fargo &Co.	5.125%	9/15/2016	2,325	2,270
Wells Fargo &Co.	5.375%	2/7/2035	2,450	2,333
Wells Fargo Bank NA	5.950%	8/26/2036	1,850	1,892
Brokerage (1.4%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,075	986
Goldman Sachs Group, Inc.	5.750%	10/1/2016	2,650	2,664
Goldman Sachs Group, Inc.	6.125%	2/15/2033	5,450	5,454
Goldman Sachs Group, Inc.	6.345%	2/15/2034	5,175	5,166
Goldman Sachs Group, Inc.	6.450%	5/1/2036	2,625	2,689
Jefferies Group Inc.	6.250%	1/15/2036	1,400	1,358
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	750	766
Merrill Lynch &Co., Inc.	6.500%	7/15/2018	625	673
Merrill Lynch &Co., Inc.	6.875%	11/15/2018	4,075	4,517
Merrill Lynch &Co., Inc.	6.220%	9/15/2026	2,100	2,151
Morgan Stanley Dean Witter	6.250%	8/9/2026	1,275	1,315
Morgan Stanley Dean Witter	7.250%	4/1/2032	2,025	2,381
Finance Companies (1.0%)
American Express Co.	6.800%	9/1/2066	1,175	1,242
Capital One Capital III	7.686%	8/15/2036	775	822
Capital One Financial	6.150%	9/1/2016	1,000	1,013
Capital One Financial	5.250%	2/21/2017	1,475	1,407
CIT Group, Inc.	6.000%	4/1/2036	1,800	1,750
General Electric Capital Corp.	6.750%	3/15/2032	12,025	13,802
SLM Corp.	5.625%	8/1/2033	1,950	1,886
Insurance (2.4%)
ACE Capital Trust II	9.700%	4/1/2030	850	1,129
AEGON Funding Corp.	5.750%	12/15/2020	1,000	1,014
Aetna, Inc.	6.625%	6/15/2036	1,950	2,057
Allstate Corp.	6.125%	12/15/2032	1,250	1,277
Allstate Corp.	5.350%	6/1/2033	1,950	1,802
Allstate Corp.	5.550%	5/9/2035	2,000	1,894
Allstate Corp.	5.950%	4/1/2036	925	925
Ambac, Inc.	5.950%	12/5/2035	1,050	1,049
American General Capital II	8.500%	7/1/2030	850	1,095
American International Group, Inc.	6.250%	5/1/2036	3,075	3,239
Aon Capital Trust	8.205%	1/1/2027	1,075	1,237
Arch Capital Group Ltd.	7.350%	5/1/2034	625	681
Assurant, Inc.	6.750%	2/15/2034	1,200	1,272
AXA SA	8.600%	12/15/2030	2,700	3,446
CIGNA Corp.	7.875%	5/15/2027	500	580
Cincinnati Financial Corp.	6.125%	11/1/2034	1,850	1,872
Endurance Specialty Holdings	7.000%	7/15/2034	700	703
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	421
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,350	1,489
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	479
Genworth Financial, Inc.	6.500%	6/15/2034	875	944
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	825	823
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	650	646
Hartford Life, Inc.	7.650%	6/15/2027	400	487
Hartford Life, Inc.	7.375%	3/1/2031	800	961
Humana Inc.	6.300%	8/1/2018	750	759
Lincoln National Corp.	6.150%	4/7/2036	1,650	1,680
Loews Corp.	6.000%	2/1/2035	800	772
Marsh &McLennan Cos., Inc.	5.875%	8/1/2033	400	368
MBIA, Inc.	5.700%	12/1/2034	1,000	957
MetLife, Inc.	6.500%	12/15/2032	2,725	2,931
MetLife, Inc.	6.375%	6/15/2034	1,225	1,297
Progressive Corp.	6.625%	3/1/2029	1,625	1,790
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	984
Prudential Financial, Inc.	5.400%	6/13/2035	350	325
Prudential Financial, Inc.	5.900%	3/17/2036	950	954
St. Paul Travelers Cos., Inc.	6.750%	6/20/2036	1,000	1,083
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,500	1,550
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,300	1,275
WellPoint Inc.	5.950%	12/15/2034	1,250	1,228
WellPoint Inc.	5.850%	1/15/2036	1,975	1,911
XL Capital Ltd.	6.375%	11/15/2024	325	329
Real Estate Investment Trusts (0.2%)
Duke Realty LP	5.950%	2/15/2017	750	758
EOP Operating LP	7.875%	7/15/2031	650	768
Health Care Property Investors, Inc.	5.625%	5/1/2017	875	831
Simon Property Group Inc.	5.875%	3/1/2017	900	910
Other (0.1%)
J. Paul Getty Trust	5.875%	10/1/2033	750	753

				220,822

Industrial (23.6%)
Basic Industry (1.5%)
Alcan, Inc.	7.250%	3/15/2031	1,250	1,428
Alcan, Inc.	6.125%	12/15/2033	875	878
Aluminum Co. of America	6.750%	1/15/2028	600	673
BHP Finance USA Ltd.	6.420%	3/1/2026	1,500	1,595
Dow Chemical Co.	7.375%	11/1/2029	2,025	2,368
E.I. du Pont de Nemours &Co.	6.500%	1/15/2028	800	871
Eastman Chemical Co.	7.250%	1/15/2024	900	957
Eastman Chemical Co.	7.600%	2/1/2027	300	327
Inco Ltd.	7.200%	9/15/2032	1,050	1,079
Lubrizol Corp.	6.500%	10/1/2034	1,275	1,285
Monsanto Co.	5.500%	8/15/2025	1,350	1,295
Newmont Mining	5.875%	4/1/2035	1,100	1,030
Noranda, Inc.	5.500%	6/15/2017	1,250	1,201
Placer Dome, Inc.	6.450%	10/15/2035	700	725
2 Rohm &Haas Co.	9.800%	4/15/2020	385	479
Rohm &Haas Co.	7.850%	7/15/2029	1,950	2,387
Southern Copper Corp.	7.500%	7/27/2035	1,975	2,061
Teck Cominco Ltd.	6.125%	10/1/2035	1,800	1,736
Vale Overseas Ltd.	8.250%	1/17/2034	1,725	1,962
Westvaco Corp.	8.200%	1/15/2030	325	365
Westvaco Corp.	7.950%	2/15/2031	400	441
Weyerhaeuser Co.	6.950%	8/1/2017	350	369
Weyerhaeuser Co.	8.500%	1/15/2025	600	685
Weyerhaeuser Co.	7.950%	3/15/2025	500	543
Weyerhaeuser Co.	7.375%	3/15/2032	3,550	3,699
Willamette Ind	7.850%	7/1/2026	1,000	1,087
Capital Goods (2.3%)
Boeing Co.	8.750%	8/15/2021	300	396
Boeing Co.	8.750%	9/15/2031	850	1,198
Boeing Co.	6.125%	2/15/2033	925	1,000
Boeing Co.	6.625%	2/15/2038	1,050	1,205
Caterpillar, Inc.	6.625%	7/15/2028	825	922
Caterpillar, Inc.	7.300%	5/1/2031	1,200	1,434
Caterpillar, Inc.	6.050%	8/15/2036	1,000	1,043
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,678
CRH America Inc.	6.400%	10/15/2033	750	745
Deere &Co.	8.100%	5/15/2030	1,000	1,302
Emerson Electric Co.	4.500%	5/1/2013	600	575
Emerson Electric Co.	6.000%	8/15/2032	400	418
3 Goodrich Corp.	6.800%	7/1/2036	1,000	1,053
Honeywell International, Inc.	5.700%	3/15/2036	1,625	1,635
Lafarge SA	7.125%	7/15/2036	1,800	1,928
Lockheed Martin Corp.	7.750%	5/1/2026	150	183
3 Lockheed Martin Corp.	6.150%	9/1/2036	4,600	4,748
Masco Corp.	6.125%	10/3/2016	1,225	1,215
Masco Corp.	7.750%	8/1/2029	550	604
Masco Corp.	6.500%	8/15/2032	1,275	1,218
Minnesota Mining &Manufacturing Corp.	6.375%	2/15/2028	500	549
Northrop Grumman Corp.	7.750%	2/15/2031	4,300	5,355
PACTIV Corp.	7.950%	12/15/2025	1,000	1,106
Raytheon Co.	6.400%	12/15/2018	500	536
Raytheon Co.	7.200%	8/15/2027	1,150	1,345
Raytheon Co.	7.000%	11/1/2028	1,000	1,142
Republic Services, Inc.	6.086%	3/15/2035	225	224
TRW, Inc.	7.750%	6/1/2029	250	309
Tyco International Group SA	7.000%	6/15/2028	2,675	3,044
United Technologies Corp.	8.875%	11/15/2019	545	711
United Technologies Corp.	6.700%	8/1/2028	250	283
United Technologies Corp.	7.500%	9/15/2029	1,875	2,321
United Technologies Corp.	5.400%	5/1/2035	2,600	2,538
United Technologies Corp.	6.050%	6/1/2036	1,150	1,223
USA Waste Services, Inc.	7.000%	7/15/2028	2,050	2,237
Waste Management, Inc.	7.750%	5/15/2032	1,125	1,344
WMX Technologies Inc.	7.100%	8/1/2026	800	881
Communication (7.5%)
Alltel Corp.	7.875%	7/1/2032	1,375	1,550
America Movil SA de C.V	6.375%	3/1/2035	2,225	2,125
Ameritech Capital Funding	6.550%	1/15/2028	1,000	987
AT&T Corp.	8.000%	11/15/2031	4,425	5,420
AT&T Corp.	6.800%	5/15/2036	1,275	1,344
AT&T Inc.	6.450%	6/15/2034	3,975	3,991
AT&T Inc.	6.150%	9/15/2034	3,000	2,907
BellSouth Capital Funding	7.875%	2/15/2030	3,425	3,933
BellSouth Corp.	5.200%	12/15/2016	350	332
BellSouth Corp.	6.550%	6/15/2034	2,475	2,488
BellSouth Corp.	6.000%	11/15/2034	1,480	1,392
BellSouth Telecommunications	6.375%	6/1/2028	4,140	4,071
British Telecommunications PLC	8.875%	12/15/2030	5,975	7,984
CBS Corp.	4.625%	5/15/2018	150	129
CBS Corp.	7.875%	7/30/2030	2,640	2,887
CBS Corp.	5.500%	5/15/2033	525	442
CenturyTel Enterprises	6.875%	1/15/2028	550	532
Cingular Wireless LLC	7.125%	12/15/2031	2,425	2,670
Clear Channel Communications, Inc.	5.500%	12/15/2016	275	248
Clear Channel Communications, Inc.	7.250%	10/15/2027	900	870
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	2,698	3,494
Comcast Cable Communications, Inc.	6.500%	1/15/2017	1,000	1,043
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,200	2,661
Comcast Corp.	7.050%	3/15/2033	1,375	1,468
Comcast Corp.	5.650%	6/15/2035	1,000	903
Comcast Corp.	6.500%	11/15/2035	3,375	3,393
Comcast Corp.	6.450%	3/15/2037	1,200	1,199
Deutsche Telekom International Finance	8.250%	6/15/2030	8,625	10,486
Embarq Corp.	7.995%	6/1/2036	2,500	2,640
France Telecom	8.500%	3/1/2031	5,500	7,183
Grupo Televisa SA	6.625%	3/18/2025	1,600	1,632
Grupo Televisa SA	8.500%	3/11/2032	250	304
GTE Corp.	6.840%	4/15/2018	1,000	1,061
GTE Corp.	8.750%	11/1/2021	900	1,079
GTE Corp.	6.940%	4/15/2028	2,275	2,358
Knight Ridder, Inc.	5.750%	9/1/2017	1,075	1,011
Knight Ridder, Inc.	6.875%	3/15/2029	200	191
Koninklijke KPN NV	8.375%	10/1/2030	1,525	1,763
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,673
New Cingular Wireless Services	8.750%	3/1/2031	4,850	6,213
New England Telephone &Telegraph Co.	7.875%	11/15/2029	400	437
News America Holdings, Inc.	8.000%	10/17/2016	650	750
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,441
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,367
News America Inc.	7.250%	5/18/2018	350	384
News America Inc.	6.550%	3/15/2033	225	222
News America Inc.	6.200%	12/15/2034	3,275	3,125
News America Inc.	6.400%	12/15/2035	2,925	2,865
Pacific Bell	7.125%	3/15/2026	550	599
Sprint Capital Corp.	6.900%	5/1/2019	2,675	2,783
Sprint Capital Corp.	6.875%	11/15/2028	6,200	6,275
Sprint Capital Corp.	8.750%	3/15/2032	3,125	3,823
TCI Communications, Inc.	7.875%	2/15/2026	2,200	2,489
Telecom Italia Capital	6.375%	11/15/2033	3,975	3,717
Telecom Italia Capital	6.000%	9/30/2034	500	449
Telecom Italia Capital	7.200%	7/18/2036	1,625	1,678
Telefonica Emisiones SAU	7.045%	6/20/2036	4,725	4,998
Telefonica Europe BV	8.250%	9/15/2030	2,500	2,960
Thomson Corp.	5.500%	8/15/2035	650	594
Time Warner Entertainment	8.375%	3/15/2023	2,225	2,545
Time Warner Entertainment	8.375%	7/15/2033	1,950	2,294
US Cellular	6.700%	12/15/2033	950	916
Verizon Global Funding Corp.	7.750%	12/1/2030	7,350	8,453
Verizon Global Funding Corp.	5.850%	9/15/2035	875	826
Verizon Maryland, Inc.	5.125%	6/15/2033	500	407
Verizon New York, Inc.	7.375%	4/1/2032	650	677
Vodafone AirTouch PLC	7.875%	2/15/2030	2,000	2,342
Vodafone Group PLC	4.625%	7/15/2018	2,000	1,775
Vodafone Group PLC	6.250%	11/30/2032	200	199
Consumer Cyclical (2.8%)
Chrysler Corp.	7.450%	3/1/2027	2,400	2,557
Chrysler Corp.	7.450%	2/1/2097	829	835
Chrysler Corp.	7.400%	8/1/2097	1,000	1,000
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	2,875	3,414
Federated Department Stores, Inc.	6.790%	7/15/2027	800	805
Federated Department Stores, Inc.	7.000%	2/15/2028	1,100	1,130
Federated Department Stores, Inc.	6.900%	4/1/2029	150	153
Harrah's Operating Co., Inc.	5.750%	10/1/2017	1,675	1,524
J.C. Penney Co., Inc.	7.950%	4/1/2017	900	1,027
J.C. Penney Co., Inc.	7.125%	11/15/2023	1,000	1,106
J.C. Penney Co., Inc.	7.400%	4/1/2037	750	811
Johnson Controls, Inc.	6.000%	1/15/2036	425	409
Kohl's Corp.	6.000%	1/15/2033	400	387
Limited Brands Inc.	6.950%	3/1/2033	250	252
Lowe's Cos., Inc.	6.875%	2/15/2028	550	630
Lowe's Cos., Inc.	6.500%	3/15/2029	1,800	1,972
Lowe's Cos., Inc.	5.500%	10/15/2035	800	775
2 May Department Stores Co.	9.750%	2/15/2021	29	34
May Department Stores Co.	6.650%	7/15/2024	1,450	1,440
May Department Stores Co.	6.700%	7/15/2034	1,625	1,607
Nordstrom, Inc.	6.950%	3/15/2028	300	327
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,121
Pulte Homes, Inc.	6.375%	5/15/2033	600	565
Pulte Homes, Inc.	6.000%	2/15/2035	150	136
Target Corp.	7.000%	7/15/2031	550	641
Target Corp.	6.350%	11/1/2032	2,475	2,682
The Walt Disney Co.	7.000%	3/1/2032	2,500	2,889
Time Warner, Inc.	9.150%	2/1/2023	1,980	2,426
Time Warner, Inc.	7.570%	2/1/2024	500	540
Time Warner, Inc.	6.625%	5/15/2029	5,275	5,260
Time Warner, Inc.	7.625%	4/15/2031	5,835	6,414
Time Warner, Inc.	7.700%	5/1/2032	2,040	2,278
3 Viacom Inc.	6.875%	4/30/2036	3,575	3,538
Wal-Mart Stores, Inc.	7.550%	2/15/2030	3,500	4,310
Wal-Mart Stores, Inc.	5.250%	9/1/2035	3,675	3,433
Consumer Noncyclical (4.1%)
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	621
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	3,125	3,592
Anheuser-Busch Cos., Inc.	5.950%	1/15/2033	650	671
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	1,000	1,012
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,219
Archer-Daniels-Midland Co.	7.500%	3/15/2027	350	419
Archer-Daniels-Midland Co.	6.625%	5/1/2029	250	276
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,625	3,041
Archer-Daniels-Midland Co.	5.935%	10/1/2032	255	259
Archer-Daniels-Midland Co.	5.375%	9/15/2035	1,325	1,266
Baxter International, Inc.	5.900%	9/1/2016	1,750	1,799
Boston Scientific	7.000%	11/15/2035	1,450	1,441
Bristol-Myers Squibb Co.	7.150%	6/15/2023	1,350	1,528
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	265
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	213
C.R. Bard, Inc.	6.700%	12/1/2026	500	539
3 Cardinal Health, Inc.	5.800%	10/15/2016	500	499
Cardinal Health, Inc.	5.850%	12/15/2017	1,475	1,470
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,541
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	613
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	1,175	1,335
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	3,850	4,357
ConAgra Foods, Inc.	9.750%	3/1/2021	750	963
ConAgra Foods, Inc.	7.125%	10/1/2026	1,150	1,249
ConAgra Foods, Inc.	7.000%	10/1/2028	175	188
ConAgra Foods, Inc.	8.250%	9/15/2030	950	1,168
Diageo Capital PLC	5.875%	9/30/2036	500	491
Eli Lilly &Co.	7.125%	6/1/2025	1,000	1,173
Fortune Brands Inc.	5.875%	1/15/2036	1,475	1,383
Genentech Inc.	5.250%	7/15/2035	1,025	964
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,350	1,317
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,325	1,572
H.J. Heinz Co.	6.750%	3/15/2032	1,600	1,672
Johnson &Johnson	6.950%	9/1/2029	1,125	1,353
Johnson &Johnson	4.950%	5/15/2033	1,125	1,063
Kellogg Co.	7.450%	4/1/2031	2,850	3,440
Kimberly-Clark Corp.	6.250%	7/15/2018	675	723
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,318
Kroger Co.	7.700%	6/1/2029	375	415
Kroger Co.	8.000%	9/15/2029	1,925	2,202
Kroger Co.	7.500%	4/1/2031	850	935
Merck &Co.	6.300%	1/1/2026	500	525
Merck &Co.	6.400%	3/1/2028	1,075	1,141
Merck &Co.	5.950%	12/1/2028	1,050	1,062
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,575	2,971
PepsiAmericas Inc.	5.000%	5/15/2017	750	715
Pharmacia Corp.	6.500%	12/1/2018	750	825
Pharmacia Corp.	6.600%	12/1/2028	2,000	2,280
Philip Morris Cos., Inc.	7.750%	1/15/2027	1,800	2,181
Procter &Gamble Co.	6.450%	1/15/2026	500	552
Procter &Gamble Co.	5.500%	2/1/2034	850	844
Procter &Gamble Co.	5.800%	8/15/2034	1,600	1,652
2 Procter &Gamble Co. ESOP	9.360%	1/1/2021	2,466	3,099
Safeway, Inc.	7.250%	2/1/2031	856	917
Schering-Plough Corp.	6.750%	12/1/2033	1,950	2,145
Sysco Corp.	5.375%	9/21/2035	1,000	953
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	2,400	2,315
Unilever Capital Corp.	5.900%	11/15/2032	3,925	3,957
Wyeth	6.450%	2/1/2024	1,225	1,305
Wyeth	6.500%	2/1/2034	1,125	1,213
Wyeth	6.000%	2/15/2036	2,325	2,354
Energy (3.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,419
Amerada Hess Corp.	7.875%	10/1/2029	3,800	4,486
Amerada Hess Corp.	7.125%	3/15/2033	575	635
Anadarko Finance Co.	7.500%	5/1/2031	1,500	1,711
Anadarko Petroleum Corp.	6.450%	9/15/2036	3,550	3,617
Apache Finance Canada	7.750%	12/15/2029	650	796
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,131
Burlington Resources, Inc.	7.200%	8/15/2031	650	770
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	2,030
Canadian Natural Resources	7.200%	1/15/2032	1,400	1,574
Canadian Natural Resources	6.450%	6/30/2033	675	690
Canadian Natural Resources	6.500%	2/15/2037	2,150	2,188
ChevronTexaco Corp.	9.750%	3/15/2020	500	696
Conoco Funding Co.	7.250%	10/15/2031	400	476
Devon Energy Corp.	7.950%	4/15/2032	250	310
Devon Financing Corp.	7.875%	9/30/2031	4,775	5,807
Encana Corp.	6.500%	8/15/2034	3,125	3,253
Global Marine, Inc.	7.000%	6/1/2028	800	884
Husky Energy Inc.	6.150%	6/15/2019	510	518
Lasmo Inc.	7.300%	11/15/2027	600	716
Marathon Oil Corp.	6.800%	3/15/2032	1,000	1,105
Nexen, Inc.	7.875%	3/15/2032	550	651
Nexen, Inc.	5.875%	3/10/2035	1,850	1,763
Noble Energy Inc.	8.000%	4/1/2027	775	917
Norsk Hydro	7.250%	9/23/2027	2,175	2,535
Norsk Hydro	7.150%	1/15/2029	1,000	1,158
Occidental Petroleum	7.200%	4/1/2028	1,400	1,611
Occidental Petroleum	8.450%	2/15/2029	200	265
Petro-Canada	7.875%	6/15/2026	150	176
Petro-Canada	7.000%	11/15/2028	250	271
Petro-Canada	5.350%	7/15/2033	1,650	1,447
Petro-Canada	5.950%	5/15/2035	2,000	1,908
Questar Market Resources	6.050%	9/1/2016	600	612
Suncor Energy, Inc.	7.150%	2/1/2032	800	934
Suncor Energy, Inc.	5.950%	12/1/2034	875	891
Talisman Energy, Inc.	7.250%	10/15/2027	450	500
Talisman Energy, Inc.	5.850%	2/1/2037	950	887
Tosco Corp.	8.125%	2/15/2030	7,500	9,717
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	1,275	1,499
Valero Energy Corp.	7.500%	4/15/2032	1,800	2,078
Weatherford International Inc.	6.500%	8/1/2036	1,150	1,175
XTO Energy, Inc.	6.100%	4/1/2036	500	493
Technology (0.7%)
Corning Inc.	7.250%	8/15/2036	600	638
Dell Inc.	7.100%	4/15/2028	500	564
Electronic Data Systems	7.450%	10/15/2029	375	411
International Business Machines Corp.	7.000%	10/30/2025	1,050	1,197
International Business Machines Corp.	6.220%	8/1/2027	4,600	4,850
International Business Machines Corp.	6.500%	1/15/2028	2,800	3,075
International Business Machines Corp.	7.125%	12/1/2096	400	464
Motorola, Inc.	7.500%	5/15/2025	900	1,040
Motorola, Inc.	6.500%	9/1/2025	1,475	1,551
Motorola, Inc.	6.500%	11/15/2028	600	636
Pitney Bowes, Inc.	4.750%	5/15/2018	1,000	931
Science Applications International Corp.	5.500%	7/1/2033	500	442
Transportation (1.6%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	200	225
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,645
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	1,425	1,483
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,146
Canadian National Railway Co.	6.250%	8/1/2034	1,850	1,989
Canadian National Railway Co.	6.200%	6/1/2036	1,325	1,420
Canadian Pacific Rail	7.125%	10/15/2031	2,075	2,449
CNF, Inc.	6.700%	5/1/2034	700	694
2 Continental Airlines, Inc.	6.648%	9/15/2017	2,659	2,699
2 Continental Airlines, Inc.	6.900%	1/2/2018	965	984
2 Continental Airlines, Inc.	6.545%	2/2/2019	1,025	1,038
CSX Corp.	7.900%	5/1/2017	1,000	1,182
CSX Corp.	7.950%	5/1/2027	675	842
CSX Corp.	6.000%	10/1/2036	750	756
Federal Express Corp.	7.600%	7/1/2097	1,000	1,166
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,812
Norfolk Southern Corp.	9.750%	6/15/2020	411	557
Norfolk Southern Corp.	5.590%	5/17/2025	716	698
Norfolk Southern Corp.	7.800%	5/15/2027	2,802	3,452
Norfolk Southern Corp.	5.640%	5/17/2029	698	681
Norfolk Southern Corp.	7.250%	2/15/2031	1,009	1,190
Norfolk Southern Corp.	7.900%	5/15/2097	450	559
Southwest Airlines Co.	5.125%	3/1/2017	650	616
Union Pacific Corp.	7.125%	2/1/2028	600	688
Union Pacific Corp.	6.625%	2/1/2029	1,125	1,238
United Parcel Service of America	8.375%	4/1/2020	500	645
United Parcel Service of America	8.375%	4/1/2030	500	679
Other (0.0%)
Dover Corp.	5.375%	10/15/2035	350	334
Rockwell International Corp.	6.700%	1/15/2028	300	330

				501,916

Utilities (5.0%)
Electric (3.9%)
AEP Texas Central Co.	6.650%	2/15/2033	1,950	2,066
Alabama Power Co.	5.500%	10/15/2017	1,425	1,432
AmerenEnergy Generating	7.950%	6/1/2032	1,750	2,189
Appalachian Power Co.	5.800%	10/1/2035	350	333
Arizona Public Service Co.	5.500%	9/1/2035	300	266
CenterPoint Energy Houston	6.950%	3/15/2033	925	1,025
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	295
Columbus Southern Power	5.850%	10/1/2035	800	781
Commonwealth Edison Co.	5.875%	2/1/2033	250	245
Commonwealth Edison Co.	5.900%	3/15/2036	500	489
Connecticut Light &Power Co.	6.350%	6/1/2036	750	805
Consolidated Edison Co. of New York	5.300%	3/1/2035	775	716
Consolidated Edison Co. of New York	5.850%	3/15/2036	1,250	1,250
Consolidated Edison Co. of New York	6.200%	6/15/2036	550	577
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,800	2,132
Consumers Energy Co.	5.650%	4/15/2020	1,250	1,229
Detroit Edison Co.	5.700%	10/1/2037	500	485
Dominion Resources, Inc.	6.750%	12/15/2032	1,000	1,071
Dominion Resources, Inc.	6.300%	3/15/2033	1,150	1,156
Dominion Resources, Inc.	5.950%	6/15/2035	1,500	1,456
DTE Energy Co.	6.375%	4/15/2033	1,000	1,011
Duke Capital Corp.	8.000%	10/1/2019	425	496
Duke Capital Corp.	6.750%	2/15/2032	575	611
Duke Energy Corp.	6.000%	12/1/2028	1,000	1,007
Duke Energy Corp.	6.450%	10/15/2032	1,050	1,122
El Paso Electric Co.	6.000%	5/15/2035	725	709
Energy East Corp.	6.750%	7/15/2036	1,425	1,493
Exelon Corp.	5.625%	6/15/2035	475	451
FirstEnergy Corp.	7.375%	11/15/2031	5,050	5,823
Florida Power &Light Co.	5.950%	10/1/2033	350	360
Florida Power &Light Co.	5.625%	4/1/2034	1,174	1,157
Florida Power &Light Co.	4.950%	6/1/2035	775	691
Florida Power &Light Co.	5.400%	9/1/2035	1,625	1,550
3 Florida Power &Light Co.	6.200%	6/1/2036	350	373
Florida Power &Light Co.	5.650%	2/1/2037	750	742
Kansas City Power &Light	6.050%	11/15/2035	500	492
MidAmerican Energy Co.	6.750%	12/30/2031	1,800	2,018
MidAmerican Energy Co.	5.750%	11/1/2035	850	845
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	377
3 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	4,425	4,453
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,900	2,446
NiSource Finance Corp.	5.250%	9/15/2017	2,025	1,889
NiSource Finance Corp.	5.450%	9/15/2020	725	672
Northern States Power Co.	5.250%	7/15/2035	1,175	1,090
Northern States Power Co.	6.250%	6/1/2036	725	774
Ohio Power Co.	6.600%	2/15/2033	400	426
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,425	1,544
Oncor Electric Delivery Co.	7.000%	5/1/2032	1,150	1,272
Oncor Electric Delivery Co.	7.250%	1/15/2033	325	369
Pacific Gas &Electric Co.	6.050%	3/1/2034	6,650	6,687
PacifiCorp	7.700%	11/15/2031	400	493
PacifiCorp	5.250%	6/15/2035	1,150	1,058
Pepco Holdings, Inc.	7.450%	8/15/2032	300	341
Progress Energy, Inc.	7.750%	3/1/2031	1,725	2,089
Progress Energy, Inc.	7.000%	10/30/2031	925	1,038
PSE&G Power LLC	8.625%	4/15/2031	1,000	1,298
PSI Energy Inc.	6.120%	10/15/2035	600	601
Puget Sound Energy Inc.	5.483%	6/1/2035	825	761
Puget Sound Energy Inc.	6.274%	3/15/2037	1,425	1,450
South Carolina Electric &Gas Co.	6.625%	2/1/2032	500	561
South Carolina Electric &Gas Co.	5.300%	5/15/2033	950	896
Southern California Edison Co.	6.650%	4/1/2029	700	756
Southern California Edison Co.	6.000%	1/15/2034	1,125	1,154
Southern California Edison Co.	5.750%	4/1/2035	400	397
Southern California Edison Co.	5.350%	7/15/2035	2,250	2,106
Southern California Edison Co.	5.625%	2/1/2036	1,000	974
Tampa Electric Co.	6.550%	5/15/2036	450	485
United Utilities PLC	5.375%	2/1/2019	1,000	955
United Utilities PLC	6.875%	8/15/2028	675	728
Virginia Electric &Power Co.	6.000%	1/15/2036	900	900
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	440
Xcel Energy, Inc.	6.500%	7/1/2036	650	688
Natural Gas (1.1%)
AGL Capital Corp.	6.000%	10/1/2034	850	826
Boardwalk Pipelines LLC	5.500%	2/1/2017	825	802
Consolidated Natural Gas	6.800%	12/15/2027	1,500	1,609
Duke Energy Field Services	8.125%	8/16/2030	500	616
Enterprise Products Operating LP	6.875%	3/1/2033	875	906
Enterprise Products Operating LP	6.650%	10/15/2034	900	908
KeySpan Corp.	8.000%	11/15/2030	650	796
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	569
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,085
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	1,550	1,409
Kinder Morgan, Inc.	6.400%	1/5/2036	550	492
KN Energy, Inc.	7.250%	3/1/2028	1,550	1,501
Magellan Midstream Partners, LP	5.650%	10/15/2016	650	638
ONEOK Inc.	6.000%	6/15/2035	975	890
ONEOK Partners, LP	6.150%	10/1/2016	1,825	1,844
ONEOK Partners, LP	6.650%	10/1/2036	1,750	1,773
San Diego Gas &Electric	5.350%	5/15/2035	1,275	1,201
Southern California Gas Co.	5.750%	11/15/2035	75	75
Southern Union Co.	7.600%	2/1/2024	500	528
Southern Union Co.	8.250%	11/15/2029	1,000	1,121
Texas Eastern Transmission	7.000%	7/15/2032	700	789
Trans-Canada Pipelines	5.600%	3/31/2034	1,725	1,631
Trans-Canada Pipelines	5.850%	3/15/2036	1,775	1,763

				106,889

Total Corporate Bonds
(Cost $828,555)				832,960

Sovereign Bonds (U.S. Dollar-Denominated) (4.4%)

Asian Development Bank	5.593%	7/16/2018	2,200	2,286
European Investment Bank	4.875%	2/15/2036	1,000	934
Inter-American Development Bank	7.000%	6/15/2025	750	903
International Bank for Reconstruction &Development	7.625%	1/19/2023	1,807	2,269
International Bank for Reconstruction &Development	8.875%	3/1/2026	1,000	1,432
International Bank for Reconstruction &Development	4.750%	2/15/2035	2,225	2,090
Korea Electric Power	7.000%	2/1/2027	750	838
Kreditanstalt fur Wiederaufbau	0.000%	4/18/2036	3,700	794
Pemex Project Funding Master Trust	8.625%	2/1/2022	2,750	3,300
3 Pemex Project Funding Master Trust	6.625%	6/15/2035	3,900	3,822
Pemex Project Funding Master Trust	6.625%	6/15/2035	1,000	980
Province of British Columbia	6.500%	1/15/2026	1,500	1,730
Province of Manitoba	9.250%	4/1/2020	1,500	2,070
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,760
Province of Quebec	4.875%	5/5/2014	500	491
Province of Quebec	7.500%	7/15/2023	600	739
Province of Quebec	7.125%	2/9/2024	3,800	4,542
Province of Quebec	7.500%	9/15/2029	2,950	3,751
Province of Saskatchewan	7.375%	7/15/2013	600	679
Quebec Hydro Electric	9.400%	2/1/2021	1,480	2,084
Quebec Hydro Electric	8.400%	1/15/2022	775	1,020
Quebec Hydro Electric	8.050%	7/7/2024	5,000	6,536
Quebec Hydro Electric	8.500%	12/1/2029	500	699
Region of Lombardy, Italy	5.804%	10/25/2032	2,375	2,419
Republic of Finland	6.950%	2/15/2026	195	235
Republic of Italy	6.875%	9/27/2023	6,600	7,707
Republic of Italy	5.375%	6/15/2033	4,725	4,663
Republic of Korea	5.625%	11/3/2025	900	888
Republic of South Africa	8.500%	6/23/2017	900	1,085
United Mexican States	5.625%	1/15/2017	8,025	7,933
United Mexican States	8.125%	12/30/2019	7,250	8,700
United Mexican States	8.000%	9/24/2022	4,300	5,139
United Mexican States	8.300%	8/15/2031	3,250	4,046
United Mexican States	7.500%	4/8/2033	1,000	1,150
United Mexican States	6.750%	9/27/2034	4,125	4,366

Total Sovereign Bonds
(Cost $91,322)				94,080

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,225	1,171
Illinois (Taxable Pension) GO	5.100%	6/1/2033	18,150	17,390
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	500	503
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	1,250	1,552
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	30	28
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	570	537
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	629
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	1,940
Oregon School Board Assn	4.759%	6/30/2028	1,850	1,700
Oregon School Board Assn	5.528%	6/30/2028	1,500	1,508
Wisconsin Public Service Rev	5.700%	5/1/2026	900	923

Total Taxable Municipal Bonds
(Cost $27,437)				27,881

			Shares

Temporary Cash Investment (1.1%)

4 Vanguard Market Liquidity Fund, 5.306%
(Cost $23,353)			23,352,898	23,353

Total Investments (99.8%)
(Cost $2,079,670)				2,122,083

Other Assets and Liabilities—Net (0.2%)				3,847

Net Assets (100%)				2,125,930

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $21,412,000, representing 1.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $2,079,670,000. Net unrealized appreciation of investment securities for tax purposes was $42,413,000, consisting of unrealized gains of $59,430,000 on securities that had risen in value since their purchase and $17,017,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund
Schedule of Investments
September 30, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (69.8%)

U.S. Government Securities (25.8%)
U.S. Treasury Bond	10.375%	11/15/2012	4,375	4,633
U.S. Treasury Bond	12.000%	8/15/2013	131,800	148,831
U.S. Treasury Bond	13.250%	5/15/2014	7,000	8,470
U.S. Treasury Bond	11.250%	2/15/2015	112,225	163,218
U.S. Treasury Bond	10.625%	8/15/2015	153,700	219,911
U.S. Treasury Bond	9.875%	11/15/2015	72,200	99,985
U.S. Treasury Bond	9.250%	2/15/2016	12,725	17,125
U.S. Treasury Bond	7.250%	5/15/2016	244,125	292,645
U.S. Treasury Bond	7.500%	11/15/2016	25,569	31,322
U.S. Treasury Bond	8.750%	5/15/2017	274,485	366,481
U.S. Treasury Bond	8.875%	8/15/2017	21,515	29,065
U.S. Treasury Bond	9.125%	5/15/2018	1,200	1,666
U.S. Treasury Bond	9.000%	11/15/2018	9,175	12,736
U.S. Treasury Bond	8.875%	2/15/2019	137,025	189,159
U.S. Treasury Bond	8.125%	8/15/2019	156,245	206,048
U.S. Treasury Bond	8.500%	2/15/2020	222,140	302,666
U.S. Treasury Bond	8.750%	5/15/2020	40,575	56,456
U.S. Treasury Bond	8.750%	8/15/2020	104,225	145,426
U.S. Treasury Bond	7.875%	2/15/2021	107,107	140,712
U.S. Treasury Bond	8.125%	5/15/2021	4,525	6,080
U.S. Treasury Bond	8.125%	8/15/2021	93,600	126,082
U.S. Treasury Bond	8.000%	11/15/2021	86,120	115,186
U.S. Treasury Bond	7.625%	11/15/2022	110,305	144,482
U.S. Treasury Bond	7.125%	2/15/2023	2,575	3,234
U.S. Treasury Bond	7.625%	2/15/2025	128,725	171,888
U.S. Treasury Bond	6.875%	8/15/2025	5,325	6,651
U.S. Treasury Bond	6.750%	8/15/2026	91,180	113,177
U.S. Treasury Bond	6.500%	11/15/2026	775	939
U.S. Treasury Bond	6.625%	2/15/2027	17,125	21,053
U.S. Treasury Bond	6.375%	8/15/2027	75,240	90,311
U.S. Treasury Bond	6.125%	11/15/2027	5,975	6,987
U.S. Treasury Bond	5.250%	11/15/2028	3,710	3,921
U.S. Treasury Bond	5.250%	2/15/2029	11,100	11,735
U.S. Treasury Bond	6.125%	8/15/2029	182,015	214,521
U.S. Treasury Bond	6.250%	5/15/2030	36,275	43,587
U.S. Treasury Bond	5.375%	2/15/2031	2,425	2,619
U.S. Treasury Note	3.125%	5/15/2007	4,900	4,844
U.S. Treasury Note	3.250%	8/15/2007	11,975	11,801
U.S. Treasury Note	3.000%	11/15/2007	32,700	32,036
U.S. Treasury Note	4.250%	11/30/2007	78,875	78,308
U.S. Treasury Note	4.375%	12/31/2007	502,300	499,316
U.S. Treasury Note	4.375%	1/31/2008	555,950	552,648
U.S. Treasury Note	3.000%	2/15/2008	191,100	186,561
U.S. Treasury Note	3.375%	2/15/2008	134,950	132,398
U.S. Treasury Note	4.625%	2/29/2008	296,150	295,410
U.S. Treasury Note	4.625%	3/31/2008	60,000	59,850
U.S. Treasury Note	4.875%	4/30/2008	79,500	79,612
U.S. Treasury Note	2.625%	5/15/2008	140,975	136,327
U.S. Treasury Note	3.750%	5/15/2008	46,325	45,594
U.S. Treasury Note	5.625%	5/15/2008	25,970	26,319
U.S. Treasury Note	4.875%	5/31/2008	153,450	153,714
U.S. Treasury Note	5.125%	6/30/2008	82,225	82,739
U.S. Treasury Note	3.125%	9/15/2008	2,200	2,136
U.S. Treasury Note	3.125%	10/15/2008	5,125	4,970
U.S. Treasury Note	3.375%	11/15/2008	32,725	31,861
U.S. Treasury Note	4.375%	11/15/2008	47,150	46,848
U.S. Treasury Note	4.750%	11/15/2008	5,300	5,306
U.S. Treasury Note	3.250%	1/15/2009	59,200	57,396
U.S. Treasury Note	3.000%	2/15/2009	83,540	80,472
U.S. Treasury Note	4.500%	2/15/2009	194,460	193,731
U.S. Treasury Note	3.125%	4/15/2009	191,345	184,499
U.S. Treasury Note	3.875%	5/15/2009	19,200	18,843
U.S. Treasury Note	4.000%	6/15/2009	94,980	93,481
U.S. Treasury Note	3.625%	7/15/2009	115,355	112,345
U.S. Treasury Note	3.500%	8/15/2009	119,075	115,522
U.S. Treasury Note	4.875%	8/15/2009	100,000	100,656
U.S. Treasury Note	6.000%	8/15/2009	76,525	79,299
U.S. Treasury Note	3.375%	10/15/2009	223,470	215,649
U.S. Treasury Note	3.500%	12/15/2009	28,825	27,879
U.S. Treasury Note	3.625%	1/15/2010	113,960	110,559
U.S. Treasury Note	3.500%	2/15/2010	161,275	155,706
U.S. Treasury Note	6.500%	2/15/2010	196,130	207,468
U.S. Treasury Note	4.000%	3/15/2010	37,950	37,227
U.S. Treasury Note	3.875%	5/15/2010	2,200	2,148
U.S. Treasury Note	3.625%	6/15/2010	22,000	21,292
U.S. Treasury Note	4.125%	8/15/2010	213,671	210,133
U.S. Treasury Note	3.875%	9/15/2010	42,100	41,021
U.S. Treasury Note	4.250%	10/15/2010	2,500	2,469
U.S. Treasury Note	4.500%	11/15/2010	4,400	4,384
U.S. Treasury Note	4.375%	12/15/2010	140,235	139,051
U.S. Treasury Note	4.250%	1/15/2011	311,750	307,463
U.S. Treasury Note	4.500%	2/28/2011	44,325	44,152
U.S. Treasury Note	4.750%	3/31/2011	24,475	24,624
U.S. Treasury Note	4.875%	4/30/2011	2,225	2,250
U.S. Treasury Note	4.875%	7/31/2011	97,575	98,703
U.S. Treasury Note	4.875%	2/15/2012	1,990	2,018
U.S. Treasury Note	4.375%	8/15/2012	16,805	16,629
U.S. Treasury Note	4.000%	11/15/2012	18,450	17,868
U.S. Treasury Note	3.875%	2/15/2013	20,375	19,566
U.S. Treasury Note	4.250%	8/15/2013	27,227	26,648
U.S. Treasury Note	4.250%	11/15/2013	104,815	102,506
U.S. Treasury Note	4.000%	2/15/2014	351,745	338,171
U.S. Treasury Note	4.750%	5/15/2014	78,700	79,352
U.S. Treasury Note	4.250%	8/15/2014	132,300	129,076
U.S. Treasury Note	4.250%	11/15/2014	134,400	131,062

				9,538,924

Agency Bonds and Notes (10.1%)
Arab Republic of Egypt
(U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	14,589
1 Federal Farm Credit Bank	3.000%	12/17/2007	11,275	10,994
1 Federal Farm Credit Bank	3.375%	7/15/2008	8,800	8,551
1 Federal Farm Credit Bank	3.750%	1/15/2009	9,775	9,503
1 Federal Farm Credit Bank	4.125%	4/15/2009	9,150	8,986
1 Federal Farm Credit Bank	4.125%	7/17/2009	3,000	2,942
1 Federal Farm Credit Bank	5.375%	7/18/2011	28,750	29,322
1 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,563
1 Federal Farm Credit Bank	5.125%	8/25/2016	5,550	5,600
1 Federal Home Loan Bank	4.850%	2/6/2008	63,600	63,409
1 Federal Home Loan Bank	4.125%	4/18/2008	25,000	24,675
1 Federal Home Loan Bank	5.125%	6/13/2008	47,850	47,948
1 Federal Home Loan Bank	5.125%	6/18/2008	101,725	101,793
1 Federal Home Loan Bank	3.875%	8/22/2008	100,000	98,046
1 Federal Home Loan Bank	5.800%	9/2/2008	44,000	44,594
1 Federal Home Loan Bank	5.865%	9/2/2008	42,820	43,448
1 Federal Home Loan Bank	5.790%	4/27/2009	900	919
1 Federal Home Loan Bank	5.375%	7/17/2009	13,875	14,045
1 Federal Home Loan Bank	3.875%	1/15/2010	16,400	15,911
1 Federal Home Loan Bank	4.375%	3/17/2010	20,000	19,678
1 Federal Home Loan Bank	7.625%	5/14/2010	71,925	78,204
1 Federal Home Loan Bank	5.375%	8/19/2011	41,425	42,228
1 Federal Home Loan Bank	5.750%	5/15/2012	25,400	26,471
1 Federal Home Loan Bank	4.500%	11/15/2012	32,050	31,358
1 Federal Home Loan Bank	5.375%	6/14/2013	15,000	15,348
1 Federal Home Loan Bank	5.125%	8/14/2013	87,550	88,474
1 Federal Home Loan Bank	4.500%	9/16/2013	60,800	59,199
1 Federal Home Loan Bank	5.250%	6/18/2014	24,375	24,841
1 Federal Home Loan Bank	5.375%	5/18/2016	20,000	20,570
1 Federal Home Loan Bank	5.625%	6/13/2016	2,950	3,054
1 Federal Home Loan Bank	5.250%	12/11/2020	9,225	9,328
1 Federal Home Loan Bank	5.500%	7/15/2036	6,000	6,319
1 Federal Home Loan Mortgage Corp.	4.625%	2/21/2008	80,000	79,546
1 Federal Home Loan Mortgage Corp.	2.750%	3/15/2008	25	24
1 Federal Home Loan Mortgage Corp.	5.750%	4/15/2008	250,680	253,350
1 Federal Home Loan Mortgage Corp.	3.875%	6/15/2008	145,400	142,800
1 Federal Home Loan Mortgage Corp.	5.000%	9/16/2008	7,950	7,959
1 Federal Home Loan Mortgage Corp.	5.125%	10/15/2008	7,050	7,075
1 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,041
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	73,400	74,031
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	36,065	37,749
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	71,925	76,653
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	124,721
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	38,683	41,437
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	5,800	5,764
1 Federal Home Loan Mortgage Corp.	5.875%	3/21/2011	14,157	14,595
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	8,800	9,193
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	85,000	88,234
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/2012	40,145	40,528
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	26,900	26,277
1 Federal Home Loan Mortgage Corp.	4.000%	6/12/2013	21,300	20,036
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	13,700	13,354
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	75,325	74,933
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	96,650	96,968
1 Federal Home Loan Mortgage Corp.	0.000%	11/24/2014	9,500	6,386
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	14,000	17,021
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	48,750	59,619
1 Federal National Mortgage Assn	4.750%	1/2/2007	305	305
1 Federal National Mortgage Assn	3.250%	11/15/2007	20	20
1 Federal National Mortgage Assn	5.250%	12/3/2007	75	75
1 Federal National Mortgage Assn	6.000%	5/15/2008	174,035	176,699
1 Federal National Mortgage Assn	3.875%	7/15/2008	138,200	135,614
1 Federal National Mortgage Assn	3.250%	8/15/2008	150	145
1 Federal National Mortgage Assn	5.250%	1/15/2009	86,100	86,739
1 Federal National Mortgage Assn	3.250%	2/15/2009	10	10
1 Federal National Mortgage Assn	4.875%	4/15/2009	25,000	24,987
1 Federal National Mortgage Assn	4.250%	5/15/2009	28,300	27,854
1 Federal National Mortgage Assn	6.375%	6/15/2009	49,412	51,236
1 Federal National Mortgage Assn	6.625%	9/15/2009	124,315	130,084
1 Federal National Mortgage Assn	7.250%	1/15/2010	83,390	89,221
1 Federal National Mortgage Assn	4.125%	5/15/2010	20,000	19,501
1 Federal National Mortgage Assn	7.125%	6/15/2010	25	27
1 Federal National Mortgage Assn	6.250%	2/1/2011	16,665	17,425
1 Federal National Mortgage Assn	5.125%	4/15/2011	24,000	24,205
1 Federal National Mortgage Assn	6.000%	5/15/2011	42,500	44,370
1 Federal National Mortgage Assn	5.375%	11/15/2011	83,450	85,213
1 Federal National Mortgage Assn	6.125%	3/15/2012	97,705	103,217
1 Federal National Mortgage Assn	4.750%	2/21/2013	5,000	4,937
1 Federal National Mortgage Assn	4.375%	3/15/2013	40,040	38,841
1 Federal National Mortgage Assn	4.625%	5/1/2013	15,850	15,380
1 Federal National Mortgage Assn	4.625%	10/15/2013	90,625	88,881
1 Federal National Mortgage Assn	5.125%	1/2/2014	3,925	3,914
1 Federal National Mortgage Assn	8.200%	3/10/2016	50	62
1 Federal National Mortgage Assn	5.000%	3/15/2016	23,150	23,171
1 Federal National Mortgage Assn	5.250%	9/15/2016	13,750	14,009
1 Federal National Mortgage Assn	6.250%	5/15/2029	1,375	1,568
1 Federal National Mortgage Assn	7.125%	1/15/2030	805	1,018
1 Federal National Mortgage Assn	7.250%	5/15/2030	85,701	110,291
1 Federal National Mortgage Assn	6.625%	11/15/2030	7,460	8,983
Private Export Funding Corp.	7.200%	1/15/2010	31,825	33,969
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.125%	10/15/2019	550	708
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.875%	7/15/2020	280	382
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.625%	1/15/2030	110	160
Small Business Administration Variable Rate Interest Only
Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	5,701
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	4,021
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,000	3,043
1 Tennessee Valley Auth	5.375%	11/13/2008	31,925	32,193
1 Tennessee Valley Auth	7.125%	5/1/2030	33,925	42,533
1 Tennessee Valley Auth	4.650%	6/15/2035	4,400	4,054
1 Tennessee Valley Auth	5.375%	4/1/2056	7,150	7,284

				3,755,476

Mortgage-Backed Securities (33.9%)
Conventional Mortgage-Backed Securities (33.9%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	3/1/2008-10/1/2020	179,524	170,371
1,2 Federal Home Loan Mortgage Corp.	4.500%	1/1/2008-9/1/2035	613,230	587,578
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/1/2007-1/1/2036	1,494,135	1,447,622
1,2 Federal Home Loan Mortgage Corp.	5.500%	1/1/2007-6/1/2036	1,374,135	1,360,139
1,2 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-9/1/2036	616,932	621,934
1,2 Federal Home Loan Mortgage Corp.	6.500%	12/1/2007-3/1/2036	211,963	216,527
1,2 Federal Home Loan Mortgage Corp.	7.000%	12/1/2006-6/1/2036	54,930	56,628
1,2 Federal Home Loan Mortgage Corp.	7.500%	1/1/2007-2/1/2032	16,723	17,305
1,2 Federal Home Loan Mortgage Corp.	8.000%	2/1/2007-1/1/2032	11,910	12,503
1,2 Federal Home Loan Mortgage Corp.	8.500%	4/1/2007-7/1/2031	1,952	2,082
1,2 Federal Home Loan Mortgage Corp.	9.000%	7/1/2016-3/1/2031	1,462	1,575
1,2 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	333	359
1,2 Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	96	105
1,2 Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	1	1
1,2 Federal National Mortgage Assn	4.000%	9/1/2010-6/1/2019	125,653	119,120
1,2 Federal National Mortgage Assn	4.500%	2/1/2010-11/1/2035	716,110	686,847
1,2 Federal National Mortgage Assn	5.000%	9/1/2009-7/1/2036	2,060,162	1,995,102
1,2 Federal National Mortgage Assn	5.500%	11/1/2008-6/1/2036	2,170,613	2,145,889
1,2 Federal National Mortgage Assn	6.000%	7/1/2008-10/1/2036	1,153,749	1,161,450
1,2 Federal National Mortgage Assn	6.500%	3/1/2008-10/1/2036	446,871	455,910
1,2 Federal National Mortgage Assn	7.000%	10/1/2007-10/1/2036	92,134	94,842
1,2 Federal National Mortgage Assn	7.500%	9/1/2007-12/1/2032	22,364	23,115
1,2 Federal National Mortgage Assn	8.000%	11/1/2006-9/1/2031	6,643	6,975
1,2 Federal National Mortgage Assn	8.500%	4/1/2007-5/1/2032	2,449	2,605
1,2 Federal National Mortgage Assn	9.000%	5/1/2008-8/1/2030	630	676
1,2 Federal National Mortgage Assn	9.500%	7/1/2010-11/1/2025	714	768
1,2 Federal National Mortgage Assn	10.000%	10/1/2014-11/1/2019	179	192
1,2 Federal National Mortgage Assn	10.500%	5/1/2010-8/1/2020	21	23
1,2 Federal National Mortgage Assn	11.000%	9/1/2019	13	14
2 Government National Mortgage Assn	4.000%	8/15/2018-9/15/2018	2,430	2,304
2 Government National Mortgage Assn	4.500%	6/15/2018-3/15/2036	44,642	42,642
2 Government National Mortgage Assn	5.000%	11/15/2017-10/1/2036	307,128	299,049
2 Government National Mortgage Assn	5.500%	3/15/2015-9/20/2036	492,778	489,681
2 Government National Mortgage Assn	6.000%	3/15/2009-10/1/2036	329,222	333,410
2 Government National Mortgage Assn	6.500%	10/15/2007-8/20/2036	112,552	115,677
2 Government National Mortgage Assn	7.000%	11/15/2007-9/15/2036	46,065	47,633
2 Government National Mortgage Assn	7.250%	9/15/2025	55	58
2 Government National Mortgage Assn	7.500%	2/15/2007-6/15/2032	14,790	15,353
2 Government National Mortgage Assn	7.750%	2/15/2030	11	12
2 Government National Mortgage Assn	8.000%	2/15/2007-12/15/2030	10,238	10,783
2 Government National Mortgage Assn	8.500%	5/15/2010-3/15/2031	2,158	2,290
2 Government National Mortgage Assn	9.000%	10/15/2008-3/15/2031	4,768	5,115
2 Government National Mortgage Assn	9.500%	5/15/2016-9/15/2030	1,076	1,154
2 Government National Mortgage Assn	10.000%	2/15/2018-2/15/2025	409	444
2 Government National Mortgage Assn	10.500%	7/15/2015-4/15/2025	291	319
2 Government National Mortgage Assn	11.000%	1/15/2010-6/15/2019	75	82
2 Government National Mortgage Assn	11.500%	3/15/2010-4/15/2016	51	55
Non-Conventional Mortgage-Backed Securities (0.0%)
2 Government National Mortgage Assn	7.900%	2/15/2021	8	9
2 Government National Mortgage Assn	5.375%	6/20/2029	1,132	1,141

				12,555,468

Total U.S. Government and Agency Obligations
(Cost $25,877,057)				25,849,868

Corporate Bonds (26.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (7.6%)
2,3 American Express Credit Account Master Trust	5.470%	3/15/2010	6,000	6,009
2,3 American Express Credit Account Master Trust	5.440%	10/15/2010	66,200	66,340
2,3 American Express Credit Account Master Trust	5.510%	11/15/2010	3,000	3,013
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	19,639	19,945
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	8,614	8,922
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	2,690	2,674
2,3 Bank One Issuance Trust	5.440%	1/15/2010	10,000	10,007
2 Bank One Issuance Trust	3.590%	5/17/2010	2,150	2,118
2,3 Bank One Issuance Trust	5.450%	6/15/2010	78,950	79,068
2,3 Bank One Issuance Trust	5.440%	12/15/2010	14,175	14,220
2,3 Bank One Issuance Trust	5.440%	2/15/2011	200,000	200,520
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	10,020
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.633%	4/12/2038	20,000	20,355
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	19,473
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.625%	3/11/2039	42,000	42,433
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,000	9,625
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,687
2 Capital One Master Trust	4.600%	8/17/2009	1,235	1,235
2,3 Capital One Master Trust	5.520%	10/15/2010	10,000	10,019
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	18,093	18,369
2,3 Chase Credit Card Master Trust	5.460%	3/16/2009	6,000	6,001
2,3 Chase Credit Card Master Trust	5.430%	6/15/2009	8,000	8,005
2,3 Chase Credit Card Master Trust	5.370%	9/15/2009	39,400	39,411
2,3 Chase Credit Card Master Trust	5.430%	10/15/2009	14,200	14,212
2,3 Chase Credit Card Master Trust	5.450%	2/15/2010	53,510	53,594
2,3 Chase Issuance Trust	5.340%	12/15/2010	203,326	203,497
2 Chase Issuance Trust	4.650%	12/17/2012	39,225	38,805
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/2010	7,052	6,916
2 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,687	1,683
2 Citibank Credit Card Issuance Trust	4.950%	2/9/2009	43,650	43,590
2 Citibank Credit Card Issuance Trust	6.875%	11/16/2009	750	763
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,274
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	21,256
2 COMED Transitional Funding Trust	5.630%	6/25/2009	171	171
2,4 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	13,724	14,306
2 Countrywide Home Loans	4.048%	5/25/2033	13,087	12,825
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	36,000	35,326
2 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	19,507	20,303
2 Credit Suisse Mortgage Capital Cerificate	5.609%	2/15/2039	35,100	35,506
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	32,400	32,515
2,3 DaimlerChrysler Master Owner Trust	5.355%	1/15/2009	19,000	19,002
2 Detroit Edison Securitization Funding LLC	5.875%	3/1/2010	479	481
2,3 Discover Card Master Trust I	5.440%	11/17/2009	14,300	14,310
2,3 Discover Card Master Trust I	5.540%	11/17/2009	40,000	40,052
2,3 Discover Card Master Trust I	5.360%	4/16/2010	29,450	29,490
2,3 Discover Card Master Trust I	5.350%	5/15/2010	146,000	146,104
2,3 Discover Card Master Trust I	5.460%	8/15/2010	50,000	50,169
2,3 Discover Card Master Trust I	5.350%	5/15/2011	31,625	31,705
2 DLJ Commercial Mortgage Corp.	6.410%	2/18/2031	14,815	14,916
Federal Housing Administration	7.430%	10/1/2020	14	15
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	13,066
2,3 Fleet Credit Card Master Trust II	5.470%	4/15/2010	12,500	12,522
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	14,600	14,474
2 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	17,829
2 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	3,111
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	2,965	2,998
2 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,699
2 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,332
2 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	19,820
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	19,100	19,181
2 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	19,192	19,440
2 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	11,442	12,150
2 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	14,085	14,712
2 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	16,500	17,425
2 GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035	9,322	9,452
2,3 Gracechurch Card Funding PLC	5.360%	2/17/2009	9,000	9,003
2,3 Gracechurch Card Funding PLC	5.450%	10/15/2009	46,000	46,073
2,3 Gracechurch Card Funding PLC	5.350%	11/16/2009	100,000	100,136
2,3 Gracechurch Card Funding PLC	5.440%	3/15/2010	20,500	20,563
2,3 Gracechurch Card Funding PLC	5.340%	6/15/2010	79,700	79,854
2,3 Gracechurch Card Funding PLC	5.340%	9/15/2010	77,000	77,135
2 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	19,326
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	3,464	3,461
2 Honda Auto Receivables Owner Trust	2.910%	10/20/2008	12,090	11,951
2 Honda Auto Receivables Owner Trust	2.770%	11/21/2008	1,091	1,078
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	42,500	42,237
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	12,150	12,215
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	20,000	20,669
2 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,000	10,888
2 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,699
2 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,784
2 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	12,170
2 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	26,237	26,978
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	20,000	21,244
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	20,925	20,717
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	8,521
2 MBNA Credit Card Master Note Trust	4.950%	6/15/2009	45,800	45,760
2,3 MBNA Credit Card Master Note Trust	5.440%	8/17/2009	27,140	27,151
2,3 MBNA Credit Card Master Note Trust	5.470%	2/16/2010	50,000	50,085
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	21,775	21,501
2,3 MBNA Credit Card Master Note Trust	5.460%	2/15/2011	131,900	132,355
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	17,459	18,452
2 Morgan Stanley Capital I	6.520%	3/15/2030	1,564	1,573
2 Morgan Stanley Capital I	6.480%	11/15/2030	2,383	2,406
2 Morgan Stanley Capital I	5.230%	9/15/2042	21,650	21,426
2 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	5,000	5,221
2 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	5,000	5,208
2 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	19,595
2 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	5,221
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,301
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	19,900	19,694
2 Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/2012	3,000	2,937
2 PECO Energy Transition Trust	6.130%	3/1/2009	450	456
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,343
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	13,677
2 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	850	876
2 Prudential Securities Secured Financing	7.193%	6/16/2031	4,664	4,823
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	22,193
2 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	454	456
2 Residential Asset Securities Corp.	6.489%	10/25/2030	596	594
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	33,432	33,098
2 USAA Auto Owner Trust	4.550%	2/16/2010	33,200	32,976
2 USAA Auto Owner Trust	5.360%	2/15/2011	22,250	22,398
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	37,200	37,059
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	3,000	2,914
2 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	881
2 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	874
2 World Omni Auto Receivables Trust	3.540%	6/12/2009	27,874	27,614

				2,829,286

Finance (8.4%)
Banking (3.6%)
Abbey National PLC	7.950%	10/26/2029	11,965	15,037
AmSouth Bank NA	5.200%	4/1/2015	6,200	6,060
Associates Corp. of North America	6.950%	11/1/2018	350	393
BAC Capital Trust XI	6.625%	5/23/2036	2,725	2,874
Banc One Corp.	7.625%	10/15/2026	1,475	1,758
Bank of America Corp.	3.250%	8/15/2008	14,600	14,104
Bank of America Corp.	3.375%	2/17/2009	2,800	2,699
Bank of America Corp.	7.800%	2/15/2010	3,900	4,211
Bank of America Corp.	4.250%	10/1/2010	7,400	7,181
Bank of America Corp.	4.375%	12/1/2010	3,500	3,393
Bank of America Corp.	7.400%	1/15/2011	19,110	20,688
Bank of America Corp.	5.375%	8/15/2011	5,000	5,039
Bank of America Corp.	6.250%	4/15/2012	600	628
Bank of America Corp.	4.875%	1/15/2013	1,340	1,310
Bank of America Corp.	4.750%	8/15/2013	810	783
Bank of America Corp.	5.375%	6/15/2014	10,150	10,179
Bank of America Corp.	5.125%	11/15/2014	14,250	14,033
Bank of America Corp.	4.750%	8/1/2015	4,275	4,100
Bank of America Corp.	5.250%	12/1/2015	15,250	15,023
Bank of America Corp.	5.750%	8/15/2016	2,000	2,038
Bank of America Corp.	5.625%	3/8/2035	6,375	5,873
Bank of New York Co., Inc.	3.750%	2/15/2008	9,970	9,777
Bank of New York Co., Inc.	4.950%	1/14/2011	3,275	3,246
Bank of New York Co., Inc.	4.950%	3/15/2015	7,225	6,998
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,525	9,354
Bank One Corp.	6.000%	8/1/2008	900	912
Bank One Corp.	6.000%	2/17/2009	110	112
Bank One Corp.	7.875%	8/1/2010	21,180	23,083
Bank One Corp.	5.900%	11/15/2011	3,225	3,315
Bank One Texas	6.250%	2/15/2008	2,100	2,128
BankAmerica Capital II	8.000%	12/15/2026	100	104
BankAmerica Corp.	6.625%	10/15/2007	4,400	4,464
BankAmerica Corp.	5.875%	2/15/2009	3,025	3,080
BankBoston NA	6.375%	4/15/2008	9,200	9,352
Barclays Bank PLC	6.278%	12/29/2049	3,295	3,130
BB&T Corp.	6.500%	8/1/2011	2,990	3,154
BB&T Corp.	4.750%	10/1/2012	3,900	3,791
BB&T Corp.	5.200%	12/23/2015	5,275	5,185
BB&T Corp.	5.625%	9/15/2016	6,450	6,532
BB&T Corp.	4.900%	6/30/2017	625	593
BB&T Corp.	5.250%	11/1/2019	5,450	5,290
BB&T Corp.	6.750%	6/7/2036	8,775	9,402
Charter One Bank N.A	5.500%	4/26/2011	13,150	13,308
Citicorp	6.375%	11/15/2008	100	102
Citicorp Capital II	8.015%	2/15/2027	1,225	1,280
Citigroup Capital II	7.750%	12/1/2036	5,000	5,174
Citigroup, Inc.	3.500%	2/1/2008	150	147
Citigroup, Inc.	6.500%	2/15/2008	7,000	7,121
Citigroup, Inc.	3.625%	2/9/2009	2,375	2,297
Citigroup, Inc.	6.200%	3/15/2009	140	143
Citigroup, Inc.	4.250%	7/29/2009	11,105	10,860
Citigroup, Inc.	4.625%	8/3/2010	11,950	11,754
Citigroup, Inc.	6.500%	1/18/2011	10,795	11,336
Citigroup, Inc.	5.100%	9/29/2011	39,620	39,467
Citigroup, Inc.	6.000%	2/21/2012	7,450	7,726
Citigroup, Inc.	5.625%	8/27/2012	7,465	7,605
Citigroup, Inc.	5.125%	5/5/2014	3,750	3,712
Citigroup, Inc.	5.000%	9/15/2014	13,608	13,270
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,891
Citigroup, Inc.	5.300%	1/7/2016	18,900	18,806
Citigroup, Inc.	5.850%	8/2/2016	5,450	5,631
Citigroup, Inc.	6.625%	6/15/2032	1,250	1,375
Citigroup, Inc.	5.875%	2/22/2033	4,300	4,304
Citigroup, Inc.	6.000%	10/31/2033	3,650	3,705
Citigroup, Inc.	5.850%	12/11/2034	2,000	2,025
Citigroup, Inc.	6.125%	8/25/2036	7,025	7,227
Colonial Bank NA	6.375%	12/1/2015	1,425	1,443
Comerica Bank	5.200%	8/22/2017	450	432
Compass Bank	5.900%	4/1/2026	2,400	2,368
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	1,910	1,896
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,546
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,600	1,582
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	24,600	24,323
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	9,175	9,119
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	2,000	2,019
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,400	7,677
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,950	3,107
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,350	5,390
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	1,935	1,905
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	6,150	5,921
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	3,190	3,116
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	4,025	4,675
Deutsche Bank Financial LLC	5.375%	3/2/2015	6,050	6,012
Fifth Third Bank	4.200%	2/23/2010	3,975	3,859
Fifth Third Bank	4.750%	2/1/2015	11,625	11,080
Fifth Third Bank	4.500%	6/1/2018	2,250	2,037
First Tennessee Bank	5.050%	1/15/2015	1,825	1,757
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,902
FirstStar Bank	7.125%	12/1/2009	2,685	2,839
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,550	3,489
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,412
Golden West Financial Corp.	4.750%	10/1/2012	340	331
GreenPoint Financial Corp.	3.200%	6/6/2008	340	329
HSBC Bank PLC	6.950%	3/15/2011	11,350	12,088
HSBC Bank USA	4.625%	4/1/2014	1,625	1,550
HSBC Bank USA	5.875%	11/1/2034	3,025	3,011
HSBC Bank USA	5.625%	8/15/2035	4,625	4,438
HSBC Holdings PLC	7.500%	7/15/2009	2,040	2,164
HSBC Holdings PLC	5.250%	12/12/2012	2,265	2,267
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,526
HSBC Holdings PLC	7.350%	11/27/2032	2,515	2,964
HSBC Holdings PLC	6.500%	5/2/2036	12,800	13,591
J.P. Morgan, Inc.	6.700%	11/1/2007	275	279
J.P. Morgan, Inc.	6.000%	1/15/2009	7,475	7,600
JPM Capital Trust	6.550%	9/29/2036	8,725	8,819
JPM Capital Trust II	7.950%	2/1/2027	975	1,017
JPMorgan Capital Trust	5.875%	3/15/2035	3,975	3,804
JPMorgan Chase &Co.	3.700%	1/15/2008	11,890	11,667
JPMorgan Chase &Co.	4.000%	2/1/2008	5,875	5,784
JPMorgan Chase &Co.	3.625%	5/1/2008	5,925	5,782
JPMorgan Chase &Co.	3.500%	3/15/2009	8,475	8,162
JPMorgan Chase &Co.	6.750%	2/1/2011	9,362	9,902
JPMorgan Chase &Co.	5.600%	6/1/2011	17,925	18,210
JPMorgan Chase &Co.	4.500%	1/15/2012	12,350	11,922
JPMorgan Chase &Co.	6.625%	3/15/2012	3,225	3,423
JPMorgan Chase &Co.	5.750%	1/2/2013	3,600	3,650
JPMorgan Chase &Co.	4.875%	3/15/2014	9,540	9,215
JPMorgan Chase &Co.	5.125%	9/15/2014	12,650	12,373
JPMorgan Chase &Co.	4.750%	3/1/2015	4,700	4,472
JPMorgan Chase &Co.	5.250%	5/1/2015	200	196
JPMorgan Chase &Co.	5.150%	10/1/2015	6,175	6,012
JPMorgan Chase &Co.	5.850%	8/1/2035	1,375	1,311
Key Bank NA	4.412%	3/18/2008	4,725	4,668
Key Bank NA	7.000%	2/1/2011	725	774
Key Bank NA	5.800%	7/1/2014	1,175	1,198
Key Bank NA	4.950%	9/15/2015	7,175	6,890
Marshall &Ilsley Bank	4.500%	8/25/2008	1,300	1,282
Marshall &Ilsley Bank	4.850%	6/16/2015	700	670
Marshall &Ilsley Corp.	4.375%	8/1/2009	2,675	2,625
MBNA America Bank NA	5.375%	1/15/2008	5,040	5,048
MBNA America Bank NA	4.625%	8/3/2009	3,450	3,405
MBNA America Bank NA	6.625%	6/15/2012	765	810
MBNA Corp.	7.500%	3/15/2012	3,970	4,375
MBNA Corp.	6.125%	3/1/2013	2,200	2,293
MBNA Corp.	5.000%	6/15/2015	950	925
Mellon Bank NA	4.750%	12/15/2014	3,650	3,493
Mellon Capital II	7.995%	1/15/2027	5,525	5,762
Mellon Funding Corp.	3.250%	4/1/2009	2,775	2,655
Mellon Funding Corp.	6.400%	5/14/2011	450	472
Mellon Funding Corp.	5.000%	12/1/2014	1,100	1,069
National City Bank	4.150%	8/1/2009	6,675	6,505
National City Bank	4.500%	3/15/2010	7,525	7,354
National City Bank	6.250%	3/15/2011	1,500	1,561
National City Bank	4.625%	5/1/2013	1,000	956
National City Corp.	3.200%	4/1/2008	3,775	3,664
National City Corp.	6.875%	5/15/2019	850	940
National Westminster Bank PLC	7.375%	10/1/2009	450	477
NationsBank Corp.	6.375%	2/15/2008	840	852
NationsBank Corp.	6.800%	3/15/2028	725	807
NB Capital Trust II	7.830%	12/15/2026	5,000	5,208
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,565
North Fork Bancorp., Inc.	5.875%	8/15/2012	250	256
PNC Bank NA	4.875%	9/21/2017	11,500	10,889
PNC Funding Corp.	5.250%	11/15/2015	5,950	5,849
Popular North America, Inc.	4.250%	4/1/2008	1,000	981
Regions Financial Corp.	4.500%	8/8/2008	1,100	1,085
Regions Financial Corp.	4.375%	12/1/2010	1,000	967
Regions Financial Corp.	7.000%	3/1/2011	5,250	5,605
Regions Financial Corp.	7.750%	3/1/2011	7,525	8,244
Regions Financial Corp.	6.375%	5/15/2012	9,975	10,485
Republic New York Corp.	7.750%	5/15/2009	4,300	4,565
Royal Bank of Canada	4.125%	1/26/2010	10,300	10,011
Royal Bank of Canada	5.650%	7/20/2011	2,325	2,377
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,675	1,748
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	12,150	11,917
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	6,675	6,535
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	15,395	17,949
Santander Central Hispano Issuances	7.625%	9/14/2010	13,400	14,525
Santander Finance Issuances	6.375%	2/15/2011	1,400	1,453
Sanwa Bank Ltd.	8.350%	7/15/2009	5,600	6,039
Sanwa Bank Ltd.	7.400%	6/15/2011	13,625	14,742
Southtrust Corp.	5.800%	6/15/2014	3,075	3,142
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,275	8,088
Sovereign Bank	5.125%	3/15/2013	900	880
State Street Capital Trust	5.300%	1/15/2016	3,425	3,413
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,475	6,990
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	8,515	9,553
SunTrust Banks, Inc.	6.375%	4/1/2011	8,455	8,838
SunTrust Banks, Inc.	5.000%	9/1/2015	350	339
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	3,998
SunTrust Capital II	7.900%	6/15/2027	2,085	2,186
Swiss Bank Corp.	7.000%	10/15/2015	2,825	3,160
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,820
Synovus Financial Corp.	5.125%	6/15/2017	4,925	4,724
The Chase Manhattan Corp.	6.375%	4/1/2008	75	76
The Chase Manhattan Corp.	7.875%	6/15/2010	450	488
UFJ Finance Aruba AEC	6.750%	7/15/2013	5,950	6,373
Union Bank of California NA	5.950%	5/11/2016	4,700	4,825
UnionBanCal Corp.	5.250%	12/16/2013	1,475	1,455
US Bancorp	3.125%	3/15/2008	3,275	3,186
US Bank NA	6.500%	2/1/2008	3,500	3,556
US Bank NA	4.125%	3/17/2008	7,375	7,264
US Bank NA	4.400%	8/15/2008	4,200	4,138
US Bank NA	6.375%	8/1/2011	6,875	7,236
US Bank NA	6.300%	2/4/2014	9,150	9,764
US Bank NA	4.950%	10/30/2014	6,575	6,430
Wachovia Bank NA	4.375%	8/15/2008	1,625	1,598
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,075
Wachovia Bank NA	4.875%	2/1/2015	16,550	15,932
Wachovia Bank NA	5.000%	8/15/2015	1,110	1,073
Wachovia Corp.	6.250%	8/4/2008	850	866
Wachovia Corp.	3.625%	2/17/2009	750	726
Wachovia Corp.	7.875%	2/15/2010	5,550	6,004
Wachovia Corp.	4.375%	6/1/2010	9,300	9,074
Wachovia Corp.	7.800%	8/18/2010	13,130	14,308
Wachovia Corp.	5.350%	3/15/2011	8,200	8,268
Wachovia Corp.	4.875%	2/15/2014	2,575	2,488
Wachovia Corp.	5.250%	8/1/2014	3,575	3,530
Wachovia Corp.	6.605%	10/1/2025	275	293
4 Wachovia Corp.	8.000%	12/15/2026	5,125	5,337
Wachovia Corp.	7.500%	4/15/2035	1,100	1,321
Wachovia Corp.	5.500%	8/1/2035	550	520
Wachovia Corp.	6.550%	10/15/2035	775	837
Washington Mutual Bank	6.875%	6/15/2011	18,370	19,472
Washington Mutual Bank	5.500%	1/15/2013	5,075	5,065
Washington Mutual Bank	5.650%	8/15/2014	6,800	6,805
Washington Mutual Bank	5.125%	1/15/2015	5,925	5,730
Washington Mutual Capital I	8.375%	6/1/2027	1,750	1,838
Washington Mutual, Inc.	4.375%	1/15/2008	750	742
Washington Mutual, Inc.	4.000%	1/15/2009	2,500	2,436
Washington Mutual, Inc.	4.200%	1/15/2010	1,900	1,844
Washington Mutual, Inc.	5.000%	3/22/2012	4,875	4,783
Washington Mutual, Inc.	5.250%	9/15/2017	3,950	3,792
Wells Fargo &Co.	4.125%	3/10/2008	20,095	19,796
Wells Fargo &Co.	3.125%	4/1/2009	5,025	4,795
Wells Fargo &Co.	4.200%	1/15/2010	15,750	15,317
Wells Fargo &Co.	4.625%	8/9/2010	7,400	7,266
Wells Fargo &Co.	4.875%	1/12/2011	7,675	7,598
Wells Fargo &Co.	6.375%	8/1/2011	2,000	2,096
Wells Fargo &Co.	5.300%	8/26/2011	4,800	4,825
Wells Fargo &Co.	5.125%	9/1/2012	4,000	3,971
Wells Fargo &Co.	4.950%	10/16/2013	14,800	14,467
Wells Fargo &Co.	4.625%	4/15/2014	275	262
Wells Fargo &Co.	5.000%	11/15/2014	675	658
Wells Fargo &Co.	5.125%	9/15/2016	150	146
Wells Fargo &Co.	5.375%	2/7/2035	3,925	3,737
Wells Fargo Bank NA	6.450%	2/1/2011	8,200	8,592
Wells Fargo Bank NA	4.750%	2/9/2015	3,900	3,737
Wells Fargo Bank NA	5.750%	5/16/2016	4,700	4,823
Wells Fargo Bank NA	5.950%	8/26/2036	5,600	5,728
World Savings Bank, FSB	4.125%	3/10/2008	6,175	6,081
World Savings Bank, FSB	4.125%	12/15/2009	6,000	5,819
Zions Bancorp	5.500%	11/16/2015	6,950	6,858
Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/2010	6,650	6,662
Ameriprise Financial Inc.	5.650%	11/15/2015	4,925	4,964
Bear Stearns Co., Inc.	4.000%	1/31/2008	18,200	17,915
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,900	1,830
Bear Stearns Co., Inc.	3.250%	3/25/2009	600	574
Bear Stearns Co., Inc.	4.550%	6/23/2010	750	734
Bear Stearns Co., Inc.	5.500%	8/15/2011	900	906
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	18,514
Bear Stearns Co., Inc.	5.300%	10/30/2015	2,715	2,675
Dean Witter, Discover &Co.	6.750%	10/15/2013	800	859
4 Fidelity Investments	7.490%	6/15/2019	1,000	1,157
Goldman Sachs Group, Inc.	4.125%	1/15/2008	5,090	5,022
Goldman Sachs Group, Inc.	3.875%	1/15/2009	16,670	16,225
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	18,949
Goldman Sachs Group, Inc.	4.500%	6/15/2010	23,450	22,873
Goldman Sachs Group, Inc.	5.000%	1/15/2011	200	198
Goldman Sachs Group, Inc.	6.600%	1/15/2012	3,075	3,247
Goldman Sachs Group, Inc.	5.700%	9/1/2012	4,000	4,056
Goldman Sachs Group, Inc.	5.250%	4/1/2013	10,490	10,395
Goldman Sachs Group, Inc.	4.750%	7/15/2013	2,225	2,134
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	2,952
Goldman Sachs Group, Inc.	5.000%	10/1/2014	17,675	17,046
Goldman Sachs Group, Inc.	5.500%	11/15/2014	7,650	7,641
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,060	1,997
Goldman Sachs Group, Inc.	5.350%	1/15/2016	10,850	10,634
Goldman Sachs Group, Inc.	5.750%	10/1/2016	4,975	5,002
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	11,835
Goldman Sachs Group, Inc.	6.345%	2/15/2034	13,975	13,950
Goldman Sachs Group, Inc.	6.450%	5/1/2036	11,275	11,549
Janus Capital Group	5.875%	9/15/2011	3,375	3,400
Jefferies Group Inc.	6.250%	1/15/2036	7,700	7,470
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	6,900	6,801
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	4,925	5,035
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	2,990	2,902
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	6,925	6,688
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,475	1,432
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	8,150	7,944
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,630
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	4,400	4,255
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	8,400	8,293
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	3,300	3,493
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	14,525	14,780
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	13,850	13,772
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	250	255
Merrill Lynch &Co., Inc.	4.000%	11/15/2007	8,390	8,239
Merrill Lynch &Co., Inc.	3.700%	4/21/2008	4,750	4,644
Merrill Lynch &Co., Inc.	3.125%	7/15/2008	4,750	4,582
Merrill Lynch &Co., Inc.	6.375%	10/15/2008	2,000	2,043
Merrill Lynch &Co., Inc.	4.125%	1/15/2009	11,425	11,174
Merrill Lynch &Co., Inc.	6.000%	2/17/2009	6,686	6,810
Merrill Lynch &Co., Inc.	4.250%	2/8/2010	6,425	6,245
Merrill Lynch &Co., Inc.	4.790%	8/4/2010	2,575	2,535
Merrill Lynch &Co., Inc.	5.770%	7/25/2011	12,775	13,026
Merrill Lynch &Co., Inc.	5.000%	2/3/2014	6,675	6,516
Merrill Lynch &Co., Inc.	5.450%	7/15/2014	600	601
Merrill Lynch &Co., Inc.	5.000%	1/15/2015	13,075	12,697
Merrill Lynch &Co., Inc.	6.050%	5/16/2016	7,675	7,924
Merrill Lynch &Co., Inc.	6.500%	7/15/2018	425	457
Merrill Lynch &Co., Inc.	6.875%	11/15/2018	3,625	4,018
Merrill Lynch &Co., Inc.	6.220%	9/15/2026	10,625	10,884
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,570	1,535
Morgan Stanley Dean Witter	3.875%	1/15/2009	14,400	14,013
Morgan Stanley Dean Witter	4.000%	1/15/2010	21,875	21,105
Morgan Stanley Dean Witter	4.250%	5/15/2010	22,105	21,393
Morgan Stanley Dean Witter	5.050%	1/21/2011	1,725	1,712
Morgan Stanley Dean Witter	6.750%	4/15/2011	10,035	10,610
Morgan Stanley Dean Witter	5.625%	1/9/2012	2,500	2,529
Morgan Stanley Dean Witter	6.600%	4/1/2012	7,420	7,846
Morgan Stanley Dean Witter	5.300%	3/1/2013	400	398
Morgan Stanley Dean Witter	4.750%	4/1/2014	16,225	15,460
Morgan Stanley Dean Witter	6.250%	8/9/2026	4,600	4,744
Morgan Stanley Dean Witter	7.250%	4/1/2032	9,415	11,069
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	2,300	2,258
American Express Co.	3.750%	11/20/2007	8,050	7,920
American Express Co.	4.750%	6/17/2009	3,100	3,075
American Express Co.	5.250%	9/12/2011	4,000	4,010
American Express Co.	4.875%	7/15/2013	1,500	1,467
American Express Co.	5.500%	9/12/2016	3,600	3,614
American Express Co.	6.800%	9/1/2066	3,475	3,673
American Express Credit Corp.	3.000%	5/16/2008	3,400	3,290
American Express Credit Corp.	5.000%	12/2/2010	4,725	4,711
American General Finance Corp.	3.875%	10/1/2009	4,000	3,852
American General Finance Corp.	4.875%	5/15/2010	5,100	5,034
American General Finance Corp.	5.625%	8/17/2011	7,625	7,714
American General Finance Corp.	4.875%	7/15/2012	725	706
American General Finance Corp.	5.850%	6/1/2013	13,570	13,871
American General Finance Corp.	5.750%	9/15/2016	7,225	7,302
Capital One Bank	4.875%	5/15/2008	3,600	3,574
Capital One Bank	4.250%	12/1/2008	1,850	1,810
Capital One Bank	5.000%	6/15/2009	4,075	4,047
Capital One Bank	5.750%	9/15/2010	1,975	1,993
Capital One Bank	6.500%	6/13/2013	1,725	1,808
Capital One Bank	5.125%	2/15/2014	1,750	1,705
Capital One Capital III	7.686%	8/15/2036	7,100	7,531
Capital One Financial	5.700%	9/15/2011	3,925	3,965
Capital One Financial	4.800%	2/21/2012	2,125	2,053
Capital One Financial	5.500%	6/1/2015	6,075	5,969
Capital One Financial	6.150%	9/1/2016	1,450	1,469
Capital One Financial	5.250%	2/21/2017	1,775	1,693
CIT Group Co. of Canada	4.650%	7/1/2010	3,950	3,866
CIT Group Co. of Canada	5.200%	6/1/2015	8,575	8,332
CIT Group, Inc.	3.650%	11/23/2007	1,750	1,719
CIT Group, Inc.	5.500%	11/30/2007	450	451
CIT Group, Inc.	5.000%	11/24/2008	7,725	7,696
CIT Group, Inc.	4.250%	2/1/2010	3,475	3,368
CIT Group, Inc.	5.200%	11/3/2010	4,800	4,777
CIT Group, Inc.	4.750%	12/15/2010	2,250	2,201
CIT Group, Inc.	5.600%	4/27/2011	5,050	5,094
CIT Group, Inc.	7.750%	4/2/2012	6,400	7,085
CIT Group, Inc.	5.400%	3/7/2013	2,550	2,532
CIT Group, Inc.	5.000%	2/13/2014	125	121
CIT Group, Inc.	5.125%	9/30/2014	6,875	6,659
CIT Group, Inc.	5.000%	2/1/2015	4,175	4,005
CIT Group, Inc.	5.400%	1/30/2016	2,600	2,550
CIT Group, Inc.	5.850%	9/15/2016	6,450	6,514
CIT Group, Inc.	6.000%	4/1/2036	2,150	2,090
Countrywide Financial Corp.	6.250%	5/15/2016	3,500	3,553
Countrywide Home Loan	4.250%	12/19/2007	250	247
Countrywide Home Loan	3.250%	5/21/2008	13,225	12,819
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,535
Countrywide Home Loan	5.625%	7/15/2009	340	343
Countrywide Home Loan	4.125%	9/15/2009	13,525	13,105
Countrywide Home Loan	4.000%	3/22/2011	4,400	4,152
General Electric Capital Corp.	4.250%	1/15/2008	13,325	13,180
General Electric Capital Corp.	3.500%	5/1/2008	20,770	20,262
General Electric Capital Corp.	3.600%	10/15/2008	11,840	11,494
General Electric Capital Corp.	3.125%	4/1/2009	4,425	4,229
General Electric Capital Corp.	3.250%	6/15/2009	1,225	1,170
General Electric Capital Corp.	4.125%	9/1/2009	10,150	9,902
General Electric Capital Corp.	4.625%	9/15/2009	5,525	5,463
General Electric Capital Corp.	8.300%	9/20/2009	275	299
General Electric Capital Corp.	4.875%	10/21/2010	7,600	7,544
General Electric Capital Corp.	6.125%	2/22/2011	10,625	11,027
General Electric Capital Corp.	5.500%	4/28/2011	15,300	15,515
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,340
General Electric Capital Corp.	5.875%	2/15/2012	490	505
General Electric Capital Corp.	4.375%	3/3/2012	11,200	10,779
General Electric Capital Corp.	4.250%	6/15/2012	8,975	8,568
General Electric Capital Corp.	6.000%	6/15/2012	950	987
General Electric Capital Corp.	5.450%	1/15/2013	1,020	1,032
General Electric Capital Corp.	5.650%	6/9/2014	9,075	9,332
General Electric Capital Corp.	4.750%	9/15/2014	4,500	4,345
General Electric Capital Corp.	4.875%	3/4/2015	900	875
General Electric Capital Corp.	5.000%	1/8/2016	13,000	12,719
General Electric Capital Corp.	6.750%	3/15/2032	31,935	36,654
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,782
HSBC Finance Capital Trust IX	5.911%	11/30/2035	2,700	2,700
HSBC Finance Corp.	4.625%	1/15/2008	6,070	6,027
HSBC Finance Corp.	4.125%	3/11/2008	5,920	5,829
HSBC Finance Corp.	6.400%	6/17/2008	6,250	6,375
HSBC Finance Corp.	4.125%	12/15/2008	21,850	21,396
HSBC Finance Corp.	5.875%	2/1/2009	920	935
HSBC Finance Corp.	4.750%	5/15/2009	21,175	20,986
HSBC Finance Corp.	4.125%	11/16/2009	3,550	3,449
HSBC Finance Corp.	4.625%	9/15/2010	8,400	8,215
HSBC Finance Corp.	5.250%	1/14/2011	13,600	13,599
HSBC Finance Corp.	5.700%	6/1/2011	12,300	12,525
HSBC Finance Corp.	6.375%	10/15/2011	14,175	14,853
HSBC Finance Corp.	7.000%	5/15/2012	10,375	11,201
HSBC Finance Corp.	6.375%	11/27/2012	2,590	2,729
HSBC Finance Corp.	4.750%	7/15/2013	1,750	1,689
HSBC Finance Corp.	5.250%	4/15/2015	2,525	2,484
HSBC Finance Corp.	5.000%	6/30/2015	6,900	6,668
HSBC Finance Corp.	5.500%	1/19/2016	5,250	5,247
International Lease Finance Corp.	4.500%	5/1/2008	1,425	1,409
International Lease Finance Corp.	6.375%	3/15/2009	700	718
International Lease Finance Corp.	5.125%	11/1/2010	5,800	5,762
International Lease Finance Corp.	5.450%	3/24/2011	3,050	3,064
International Lease Finance Corp.	5.750%	6/15/2011	14,375	14,622
International Lease Finance Corp.	5.000%	9/15/2012	5,250	5,135
International Lease Finance Corp.	5.625%	9/20/2013	10,500	10,594
iStar Financial Inc.	5.800%	3/15/2011	4,425	4,463
iStar Financial Inc.	5.650%	9/15/2011	5,750	5,755
iStar Financial Inc.	5.150%	3/1/2012	5,275	5,134
4 iStar Financial Inc.	5.950%	10/15/2013	1,100	1,105
iStar Financial Inc.	5.875%	3/15/2016	3,725	3,703
Residential Capital Corp.	6.125%	11/21/2008	7,850	7,885
Residential Capital Corp.	6.375%	6/30/2010	9,850	9,994
Residential Capital Corp.	6.000%	2/22/2011	9,975	9,986
Residential Capital Corp.	6.500%	4/17/2013	15,525	15,807
SLM Corp.	3.625%	3/17/2008	12,010	11,735
SLM Corp.	4.000%	1/15/2009	1,590	1,548
SLM Corp.	4.500%	7/26/2010	3,175	3,091
SLM Corp.	5.000%	10/1/2013	500	486
SLM Corp.	5.050%	11/14/2014	2,400	2,323
SLM Corp.	5.625%	8/1/2033	6,200	5,997
Wells Fargo Financial	5.500%	8/1/2012	3,975	4,037
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/2030	2,200	2,921
AEGON Funding Corp.	5.750%	12/15/2020	1,350	1,368
AEGON NV	4.750%	6/1/2013	2,900	2,797
Aetna, Inc.	7.875%	3/1/2011	2,600	2,863
Aetna, Inc.	5.750%	6/15/2011	1,400	1,425
Aetna, Inc.	6.000%	6/15/2016	7,950	8,180
Aetna, Inc.	6.625%	6/15/2036	6,425	6,776
Allstate Corp.	7.200%	12/1/2009	13,040	13,799
Allstate Corp.	5.000%	8/15/2014	4,875	4,740
Allstate Corp.	6.125%	12/15/2032	2,850	2,912
Allstate Corp.	5.350%	6/1/2033	520	480
Allstate Corp.	5.550%	5/9/2035	2,625	2,485
Allstate Life Global Funding	4.500%	5/29/2009	1,350	1,330
Ambac, Inc.	5.950%	12/5/2035	8,750	8,739
American General Capital II	8.500%	7/1/2030	8,590	11,068
American International Group, Inc.	2.875%	5/15/2008	3,325	3,205
American International Group, Inc.	4.700%	10/1/2010	1,450	1,426
American International Group, Inc.	5.050%	10/1/2015	3,625	3,534
American International Group, Inc.	6.250%	5/1/2036	11,450	12,060
Aon Capital Trust	8.205%	1/1/2027	1,200	1,381
Arch Capital Group Ltd.	7.350%	5/1/2034	3,775	4,113
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,194
Assurant, Inc.	5.625%	2/15/2014	1,850	1,845
Assurant, Inc.	6.750%	2/15/2034	3,200	3,391
AXA Financial, Inc.	6.500%	4/1/2008	115	117
AXA Financial, Inc.	7.750%	8/1/2010	1,075	1,167
AXA SA	8.600%	12/15/2030	7,750	9,892
Axis Capital Holdings	5.750%	12/1/2014	2,700	2,652
CIGNA Corp.	7.875%	5/15/2027	1,300	1,508
Cincinnati Financial Corp.	6.125%	11/1/2034	4,300	4,350
CNA Financial Corp.	6.000%	8/15/2011	10,250	10,400
CNA Financial Corp.	5.850%	12/15/2014	4,725	4,689
CNA Financial Corp.	6.500%	8/15/2016	10,575	10,854
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,754
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	5,087
Fund American Cos., Inc.	5.875%	5/15/2013	1,925	1,908
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	2,000	2,103
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,200	4,632
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	1,977
Genworth Financial, Inc.	4.750%	6/15/2009	2,625	2,598
Genworth Financial, Inc.	5.750%	6/15/2014	1,025	1,045
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	1,179
Genworth Financial, Inc.	6.500%	6/15/2034	3,775	4,072
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,675	4,665
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,100	2,005
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	2,550	2,543
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	3,500	3,477
Hartford Life, Inc.	7.375%	3/1/2031	4,850	5,827
Humana Inc.	6.450%	6/1/2016	5,825	6,033
Humana Inc.	6.300%	8/1/2018	250	253
2 ING Capital Funding Trust III	5.775%	12/8/2049	4,775	4,708
ING USA Global	4.500%	10/1/2010	12,950	12,623
John Hancock Financial Services	5.625%	12/1/2008	500	505
Lincoln National Corp.	6.200%	12/15/2011	575	598
Lincoln National Corp.	6.150%	4/7/2036	7,325	7,458
Loews Corp.	5.250%	3/15/2016	1,500	1,459
Loews Corp.	6.000%	2/1/2035	650	627
Marsh &McLennan Cos., Inc.	5.150%	9/15/2010	3,075	3,020
Marsh &McLennan Cos., Inc.	6.250%	3/15/2012	6,225	6,378
Marsh &McLennan Cos., Inc.	5.750%	9/15/2015	1,225	1,198
MetLife, Inc.	6.125%	12/1/2011	850	882
MetLife, Inc.	5.375%	12/15/2012	2,450	2,460
MetLife, Inc.	5.000%	11/24/2013	4,900	4,797
MetLife, Inc.	5.500%	6/15/2014	650	652
MetLife, Inc.	5.000%	6/15/2015	3,400	3,286
MetLife, Inc.	6.500%	12/15/2032	2,975	3,200
MetLife, Inc.	6.375%	6/15/2034	2,775	2,939
MetLife, Inc.	5.700%	6/15/2035	975	943
4 Principal Life Global	3.625%	4/30/2008	770	752
Principal Life Income Funding	5.125%	3/1/2011	4,675	4,652
Principal Life Income Funding	5.100%	4/15/2014	4,825	4,755
Progressive Corp.	6.625%	3/1/2029	5,175	5,701
Progressive Corp.	6.250%	12/1/2032	325	346
Protective Life Secured Trust	3.700%	11/24/2008	7,025	6,812
Protective Life Secured Trust	4.850%	8/16/2010	1,425	1,406
Prudential Financial, Inc.	3.750%	5/1/2008	500	489
Prudential Financial, Inc.	4.500%	7/15/2013	3,225	3,062
Prudential Financial, Inc.	4.750%	4/1/2014	2,300	2,201
Prudential Financial, Inc.	5.100%	9/20/2014	2,975	2,901
Prudential Financial, Inc.	4.750%	6/13/2015	225	213
Prudential Financial, Inc.	5.500%	3/15/2016	2,375	2,374
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,771
Prudential Financial, Inc.	5.400%	6/13/2035	2,300	2,136
Prudential Financial, Inc.	5.900%	3/17/2036	3,400	3,415
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,700	1,689
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	3,475	3,640
Torchmark Corp.	6.375%	6/15/2016	4,225	4,381
Travelers Property Casualty Corp.	3.750%	3/15/2008	4,525	4,429
Travelers Property Casualty Corp.	6.375%	3/15/2033	350	362
UnitedHealth Group, Inc.	4.125%	8/15/2009	6,775	6,580
UnitedHealth Group, Inc.	5.000%	8/15/2014	4,225	4,092
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,394
UnitedHealth Group, Inc.	5.800%	3/15/2036	2,175	2,133
WellPoint Inc.	3.750%	12/14/2007	2,325	2,281
WellPoint Inc.	4.250%	12/15/2009	1,750	1,699
WellPoint Inc.	5.000%	1/15/2011	4,050	3,998
WellPoint Inc.	6.375%	1/15/2012	3,815	3,975
WellPoint Inc.	6.800%	8/1/2012	360	383
WellPoint Inc.	5.000%	12/15/2014	5,400	5,210
WellPoint Inc.	5.250%	1/15/2016	750	736
WellPoint Inc.	5.950%	12/15/2034	3,275	3,218
WellPoint Inc.	5.850%	1/15/2036	1,650	1,596
Willis North America Inc.	5.125%	7/15/2010	1,100	1,076
Willis North America Inc.	5.625%	7/15/2015	4,550	4,363
XL Capital Ltd.	5.250%	9/15/2014	5,600	5,438
XL Capital Ltd.	6.375%	11/15/2024	400	405
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	4,600	4,498
Arden Realty LP	5.250%	3/1/2015	1,075	1,067
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,450	2,461
AvalonBay Communities, Inc.	5.750%	9/15/2016	975	983
Boston Properties, Inc.	6.250%	1/15/2013	1,790	1,854
Boston Properties, Inc.	5.625%	4/15/2015	5,250	5,235
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,344
Brandywine Operating Partnership	5.625%	12/15/2010	3,375	3,387
Brandywine Operating Partnership	5.400%	11/1/2014	1,175	1,143
Colonial Realty LP	5.500%	10/1/2015	2,675	2,607
Developers Diversified Realty Corp.	5.250%	4/15/2011	500	495
Developers Diversified Realty Corp.	5.375%	10/15/2012	6,200	6,136
Duke Realty LP	5.625%	8/15/2011	2,000	2,015
Duke Realty LP	5.950%	2/15/2017	1,750	1,768
EOP Operating LP	7.750%	11/15/2007	5,050	5,173
EOP Operating LP	6.750%	2/15/2008	2,850	2,898
EOP Operating LP	8.100%	8/1/2010	1,000	1,086
EOP Operating LP	4.650%	10/1/2010	2,575	2,500
EOP Operating LP	7.000%	7/15/2011	1,250	1,324
EOP Operating LP	6.750%	2/15/2012	1,960	2,059
EOP Operating LP	5.875%	1/15/2013	1,690	1,712
EOP Operating LP	4.750%	3/15/2014	1,900	1,797
EOP Operating LP	7.875%	7/15/2031	1,850	2,184
ERP Operating LP	6.625%	3/15/2012	8,395	8,859
ERP Operating LP	5.250%	9/15/2014	725	713
ERP Operating LP	5.375%	8/1/2016	3,725	3,663
Health Care Property Investors, Inc.	6.450%	6/25/2012	1,375	1,415
Health Care Property Investors, Inc.	5.625%	5/1/2017	100	95
Health Care REIT, Inc.	6.000%	11/15/2013	250	250
Health Care REIT, Inc.	6.200%	6/1/2016	6,875	6,955
Hospitality Properties	5.125%	2/15/2015	2,200	2,103
HRPT Properties Trust	6.250%	8/15/2016	1,750	1,803
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,361
Liberty Property LP	5.125%	3/2/2015	10,350	9,945
ProLogis	5.250%	11/15/2010	2,475	2,460
ProLogis	5.500%	3/1/2013	2,575	2,557
ProLogis	5.625%	11/15/2015	3,525	3,504
ProLogis	5.750%	4/1/2016	3,225	3,223
Reckson Operating Partnership	6.000%	3/31/2016	2,850	2,867
Regency Centers LP	6.750%	1/15/2012	7,225	7,634
Regency Centers LP	5.250%	8/1/2015	2,800	2,723
Simon Property Group Inc.	6.375%	11/15/2007	17,475	17,649
Simon Property Group Inc.	4.875%	8/15/2010	3,625	3,562
Simon Property Group Inc.	6.350%	8/28/2012	55	57
Simon Property Group Inc.	5.625%	8/15/2014	150	150
Simon Property Group Inc.	5.750%	12/1/2015	3,125	3,159
Simon Property Group Inc.	5.875%	3/1/2017	3,675	3,714
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,250	4,304
Vornado Realty	5.600%	2/15/2011	4,525	4,530
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	2,965	2,865
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	5,300	5,154
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	4,013
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,700	1,662
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,318
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	545
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	10,375	10,066
J. Paul Getty Trust	5.875%	10/1/2033	2,700	2,710

				3,092,788

Industrial (9.0%)
Basic Industry (0.6%)
Alcan, Inc.	4.875%	9/15/2012	1,050	1,019
Alcan, Inc.	4.500%	5/15/2013	5,175	4,873
Alcan, Inc.	5.200%	1/15/2014	875	854
Alcan, Inc.	5.000%	6/1/2015	1,050	1,004
Alcan, Inc.	6.125%	12/15/2033	1,700	1,706
Alcoa, Inc.	6.500%	6/1/2011	4,275	4,490
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,164
BHP Billiton Finance	4.800%	4/15/2013	13,365	12,902
BHP Billiton Finance	5.250%	12/15/2015	4,450	4,409
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,425	8,214
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,625	2,559
Dow Chemical Co.	6.125%	2/1/2011	12,000	12,380
Dow Chemical Co.	6.000%	10/1/2012	875	902
Dow Chemical Co.	7.375%	11/1/2029	5,150	6,022
E.I. du Pont de Nemours &Co.	3.375%	11/15/2007	220	216
E.I. du Pont de Nemours &Co.	6.875%	10/15/2009	6,200	6,501
E.I. du Pont de Nemours &Co.	4.125%	4/30/2010	1,525	1,475
E.I. du Pont de Nemours &Co.	4.750%	11/15/2012	2,520	2,446
E.I. du Pont de Nemours &Co.	6.500%	1/15/2028	1,425	1,552
Eastman Chemical Co.	7.250%	1/15/2024	600	638
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,796
Falconbridge Ltd.	7.350%	6/5/2012	775	838
Falconbridge Ltd.	5.375%	6/1/2015	450	427
ICI Wilmington	4.375%	12/1/2008	3,750	3,659
ICI Wilmington	5.625%	12/1/2013	900	885
Inco Ltd.	7.750%	5/15/2012	60	65
Inco Ltd.	5.700%	10/15/2015	4,300	4,148
Inco Ltd.	7.200%	9/15/2032	1,500	1,541
International Paper Co.	4.250%	1/15/2009	3,250	3,182
International Paper Co.	5.850%	10/30/2012	11,145	11,380
International Paper Co.	5.300%	4/1/2015	3,325	3,211
Lubrizol Corp.	5.500%	10/1/2014	4,175	4,073
Lubrizol Corp.	6.500%	10/1/2034	1,000	1,008
MeadWestvaco Corp.	6.850%	4/1/2012	1,515	1,582
Newmont Mining	5.875%	4/1/2035	3,125	2,927
Noranda, Inc.	7.250%	7/15/2012	2,925	3,138
Noranda, Inc.	6.000%	10/15/2015	1,450	1,452
Noranda, Inc.	5.500%	6/15/2017	6,125	5,886
Placer Dome, Inc.	6.450%	10/15/2035	2,875	2,976
Plum Creek Timber Co.	5.875%	11/15/2015	4,275	4,227
Potash Corp. of Saskatchewan	7.750%	5/31/2011	10,875	11,891
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,445
Praxair, Inc.	2.750%	6/15/2008	1,950	1,872
Praxair, Inc.	3.950%	6/1/2013	600	556
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	3,675	3,498
2 Rohm &Haas Co.	9.800%	4/15/2020	2,778	3,452
Rohm &Haas Co.	7.850%	7/15/2029	2,950	3,611
Southern Copper Corp.	7.500%	7/27/2035	6,450	6,732
Teck Cominco Ltd.	6.125%	10/1/2035	6,525	6,291
Temple Inland Inc.	7.875%	5/1/2012	900	986
Vale Overseas Ltd.	6.250%	1/11/2016	875	866
Vale Overseas Ltd.	8.250%	1/17/2034	7,125	8,105
Westvaco Corp.	8.200%	1/15/2030	1,050	1,178
Weyerhaeuser Co.	5.950%	11/1/2008	925	935
Weyerhaeuser Co.	6.750%	3/15/2012	9,820	10,274
Weyerhaeuser Co.	7.375%	3/15/2032	9,280	9,670
Capital Goods (1.1%)
2,4 BAE Systems	7.156%	12/15/2011	2,831	2,943
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,457
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,508
Boeing Capital Corp.	6.500%	2/15/2012	12,925	13,721
Boeing Capital Corp.	5.800%	1/15/2013	3,215	3,314
Boeing Co.	5.125%	2/15/2013	200	199
Boeing Co.	8.750%	8/15/2021	1,450	1,912
Boeing Co.	7.250%	6/15/2025	3,150	3,760
Boeing Co.	8.750%	9/15/2031	975	1,374
Boeing Co.	6.125%	2/15/2033	200	216
Boeing Co.	6.625%	2/15/2038	5,045	5,790
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,850	1,772
Caterpillar Financial Services Corp.	4.500%	9/1/2008	1,550	1,530
Caterpillar Financial Services Corp.	4.150%	1/15/2010	11,925	11,570
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,600	7,394
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,425	5,198
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	2,962
Caterpillar, Inc.	5.700%	8/15/2016	350	357
Caterpillar, Inc.	6.625%	7/15/2028	600	670
Caterpillar, Inc.	7.300%	5/1/2031	1,375	1,644
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,502
Caterpillar, Inc.	7.375%	3/1/2097	6,150	7,289
CRH America Inc.	5.625%	9/30/2011	4,375	4,383
CRH America Inc.	6.950%	3/15/2012	6,660	7,026
CRH America Inc.	5.300%	10/15/2013	875	847
CRH America Inc.	6.000%	9/30/2016	3,700	3,698
CRH America Inc.	6.400%	10/15/2033	2,670	2,653
Deere &Co.	6.950%	4/25/2014	6,595	7,232
Deere &Co.	8.100%	5/15/2030	3,755	4,888
Emerson Electric Co.	7.125%	8/15/2010	4,275	4,573
Emerson Electric Co.	4.625%	10/15/2012	5,050	4,889
Emerson Electric Co.	4.500%	5/1/2013	4,900	4,698
General Dynamics Corp.	3.000%	5/15/2008	6,300	6,090
General Dynamics Corp.	4.500%	8/15/2010	25	24
General Dynamics Corp.	4.250%	5/15/2013	7,015	6,632
General Electric Co.	5.000%	2/1/2013	21,665	21,401
Hanson PLC	7.875%	9/27/2010	1,425	1,534
Hanson PLC	5.250%	3/15/2013	1,525	1,475
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,609
Honeywell International, Inc.	6.125%	11/1/2011	2,350	2,444
Honeywell International, Inc.	5.400%	3/15/2016	200	201
Honeywell International, Inc.	5.700%	3/15/2036	1,250	1,257
Ingersoll-Rand Co.	4.750%	5/15/2015	1,025	978
John Deere Capital Corp.	4.875%	3/16/2009	11,525	11,454
John Deere Capital Corp.	7.000%	3/15/2012	7,730	8,345
Lafarge SA	6.150%	7/15/2011	675	690
Lafarge SA	6.500%	7/15/2016	7,325	7,566
Lafarge SA	7.125%	7/15/2036	14,000	14,993
Lockheed Martin Corp.	7.650%	5/1/2016	5,325	6,191
Lockheed Martin Corp.	7.750%	5/1/2026	600	734
4 Lockheed Martin Corp.	6.150%	9/1/2036	7,525	7,768
Masco Corp.	5.875%	7/15/2012	1,135	1,134
Masco Corp.	4.800%	6/15/2015	8,800	8,021
Masco Corp.	6.125%	10/3/2016	100	99
Masco Corp.	7.750%	8/1/2029	450	494
Masco Corp.	6.500%	8/15/2032	1,700	1,625
Mohawk Industries Inc.	5.750%	1/15/2011	7,275	7,218
Mohawk Industries Inc.	6.125%	1/15/2016	13,975	13,825
Northrop Grumman Corp.	7.125%	2/15/2011	10,850	11,608
Northrop Grumman Corp.	7.750%	3/1/2016	100	117
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,210
Northrop Grumman Corp.	7.750%	2/15/2031	4,215	5,249
Raytheon Co.	6.150%	11/1/2008	1,186	1,207
Raytheon Co.	8.300%	3/1/2010	2,160	2,357
Raytheon Co.	6.550%	3/15/2010	4,000	4,153
Raytheon Co.	4.850%	1/15/2011	250	246
Raytheon Co.	5.500%	11/15/2012	1,350	1,358
Raytheon Co.	5.375%	4/1/2013	3,665	3,676
Raytheon Co.	6.400%	12/15/2018	500	536
Raytheon Co.	7.200%	8/15/2027	1,150	1,345
Republic Services, Inc.	6.750%	8/15/2011	2,225	2,348
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,838
Textron Financial Corp.	4.125%	3/3/2008	5,950	5,860
Textron Financial Corp.	4.600%	5/3/2010	5,050	4,947
Textron, Inc.	6.500%	6/1/2012	8,775	9,219
TRW, Inc.	7.750%	6/1/2029	2,650	3,274
Tyco International Group SA	6.125%	11/1/2008	1,100	1,119
Tyco International Group SA	6.750%	2/15/2011	11,125	11,755
Tyco International Group SA	6.375%	10/15/2011	7,525	7,882
Tyco International Group SA	6.000%	11/15/2013	5,850	6,038
Tyco International Group SA	7.000%	6/15/2028	2,350	2,674
United Technologies Corp.	4.375%	5/1/2010	1,525	1,488
United Technologies Corp.	7.125%	11/15/2010	250	268
United Technologies Corp.	6.350%	3/1/2011	4,150	4,336
United Technologies Corp.	4.875%	5/1/2015	5,975	5,803
United Technologies Corp.	8.875%	11/15/2019	4,000	5,219
United Technologies Corp.	6.700%	8/1/2028	1,642	1,859
United Technologies Corp.	7.500%	9/15/2029	2,800	3,466
United Technologies Corp.	5.400%	5/1/2035	3,450	3,367
United Technologies Corp.	6.050%	6/1/2036	5,900	6,274
USA Waste Services, Inc.	7.125%	10/1/2007	250	254
USA Waste Services, Inc.	7.000%	7/15/2028	1,425	1,555
Waste Management, Inc.	6.500%	11/15/2008	11,475	11,756
Waste Management, Inc.	6.875%	5/15/2009	3,570	3,707
Waste Management, Inc.	7.375%	8/1/2010	875	937
Waste Management, Inc.	5.000%	3/15/2014	1,325	1,278
Waste Management, Inc.	7.750%	5/15/2032	3,225	3,854
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,514
Communication (2.5%)
Alltel Corp.	7.000%	7/1/2012	5,575	5,920
Alltel Corp.	7.875%	7/1/2032	525	592
America Movil SA de C.V	4.125%	3/1/2009	5,350	5,203
America Movil SA de C.V	5.500%	3/1/2014	2,575	2,517
America Movil SA de C.V	5.750%	1/15/2015	3,725	3,683
America Movil SA de C.V	6.375%	3/1/2035	4,425	4,226
AT&T Corp.	6.000%	3/15/2009	10,875	11,036
AT&T Corp.	7.300%	11/15/2011	450	489
AT&T Corp.	8.000%	11/15/2031	10,205	12,500
AT&T Corp.	6.800%	5/15/2036	400	422
AT&T Inc.	4.125%	9/15/2009	9,225	8,933
AT&T Inc.	5.300%	11/15/2010	4,550	4,540
AT&T Inc.	6.250%	3/15/2011	14,890	15,376
AT&T Inc.	5.875%	2/1/2012	5,780	5,872
AT&T Inc.	5.875%	8/15/2012	4,995	5,069
AT&T Inc.	5.100%	9/15/2014	12,075	11,701
AT&T Inc.	5.625%	6/15/2016	3,400	3,372
AT&T Inc.	6.450%	6/15/2034	3,900	3,916
AT&T Inc.	6.150%	9/15/2034	2,750	2,665
BellSouth Capital Funding	7.875%	2/15/2030	9,525	10,938
BellSouth Corp.	4.200%	9/15/2009	3,525	3,422
BellSouth Corp.	4.750%	11/15/2012	5,870	5,622
BellSouth Corp.	5.200%	9/15/2014	3,200	3,087
BellSouth Corp.	6.550%	6/15/2034	6,400	6,433
BellSouth Corp.	6.000%	11/15/2034	3,835	3,608
BellSouth Telecommunications	6.375%	6/1/2028	8,365	8,226
Belo Corp.	7.250%	9/15/2027	340	330
British Sky Broadcasting Corp.	6.875%	2/23/2009	5,050	5,223
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,675	1,795
British Telecommunications PLC	8.375%	12/15/2010	12,135	13,614
British Telecommunications PLC	8.875%	12/15/2030	12,085	16,148
CBS Corp.	7.700%	7/30/2010	5,375	5,773
CBS Corp.	6.625%	5/15/2011	2,260	2,348
CBS Corp.	5.625%	8/15/2012	3,650	3,610
CBS Corp.	4.625%	5/15/2018	500	430
CBS Corp.	5.500%	5/15/2033	675	569
CenturyTel Enterprises	6.875%	1/15/2028	925	895
CenturyTel, Inc.	7.875%	8/15/2012	2,375	2,566
Cingular Wireless LLC	7.125%	12/15/2031	3,345	3,683
Clear Channel Communications, Inc.	4.625%	1/15/2008	2,900	2,864
Clear Channel Communications, Inc.	7.650%	9/15/2010	3,595	3,794
Clear Channel Communications, Inc.	5.000%	3/15/2012	8,675	8,166
Clear Channel Communications, Inc.	5.750%	1/15/2013	3,150	3,031
Clear Channel Communications, Inc.	5.500%	9/15/2014	2,950	2,740
Clear Channel Communications, Inc.	7.250%	10/15/2027	1,500	1,450
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,365	4,980
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,361	10,827
Comcast Cable Communications, Inc.	6.200%	11/15/2008	4,000	4,070
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,400	1,456
Comcast Cable Communications, Inc.	6.750%	1/30/2011	9,990	10,497
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,825	3,417
Comcast Corp.	5.850%	1/15/2010	1,925	1,955
Comcast Corp.	5.500%	3/15/2011	1,925	1,934
Comcast Corp.	5.300%	1/15/2014	2,250	2,192
Comcast Corp.	6.500%	1/15/2015	5,640	5,878
Comcast Corp.	5.850%	11/15/2015	200	200
Comcast Corp.	5.900%	3/15/2016	4,350	4,344
Comcast Corp.	4.950%	6/15/2016	3,000	2,790
Comcast Corp.	7.050%	3/15/2033	1,690	1,805
Comcast Corp.	6.500%	11/15/2035	7,100	7,138
Comcast Corp.	6.450%	3/15/2037	3,075	3,071
Cox Communications, Inc.	4.625%	1/15/2010	1,050	1,022
Cox Communications, Inc.	6.750%	3/15/2011	18,525	19,313
Cox Communications, Inc.	7.125%	10/1/2012	5,550	5,915
Cox Communications, Inc.	5.450%	12/15/2014	11,375	10,990
Cox Communications, Inc.	5.500%	10/1/2015	725	697
Deutsche Telekom International Finance	3.875%	7/22/2008	3,950	3,863
Deutsche Telekom International Finance	8.000%	6/15/2010	17,135	18,698
Deutsche Telekom International Finance	5.250%	7/22/2013	1,025	998
Deutsche Telekom International Finance	5.750%	3/23/2016	900	882
Deutsche Telekom International Finance	8.250%	6/15/2030	20,780	25,264
Embarq Corp.	7.082%	6/1/2016	9,100	9,299
Embarq Corp.	7.995%	6/1/2036	1,925	2,033
France Telecom	7.750%	3/1/2011	5,675	6,217
France Telecom	8.500%	3/1/2031	20,500	26,772
Gannett Co., Inc.	6.375%	4/1/2012	4,975	5,146
Grupo Televisa SA	6.625%	3/18/2025	4,125	4,208
Grupo Televisa SA	8.500%	3/11/2032	750	911
GTE Corp.	8.750%	11/1/2021	3,760	4,509
GTE Corp.	6.940%	4/15/2028	4,620	4,789
IAC/InteractiveCorp	7.000%	1/15/2013	3,850	3,950
Knight Ridder, Inc.	5.750%	9/1/2017	75	71
Knight Ridder, Inc.	6.875%	3/15/2029	750	715
Koninklijke KPN NV	8.000%	10/1/2010	715	774
Koninklijke KPN NV	8.375%	10/1/2030	4,165	4,816
New Cingular Wireless Services	7.875%	3/1/2011	22,205	24,330
New Cingular Wireless Services	8.125%	5/1/2012	11,555	13,021
New Cingular Wireless Services	8.750%	3/1/2031	3,880	4,970
New England Telephone &Telegraph Co.	7.875%	11/15/2029	2,125	2,324
News America Holdings, Inc.	9.250%	2/1/2013	2,841	3,357
News America Holdings, Inc.	8.000%	10/17/2016	4,425	5,104
News America Holdings, Inc.	7.700%	10/30/2025	900	995
News America Holdings, Inc.	8.150%	10/17/2036	2,625	3,088
News America Holdings, Inc.	7.750%	12/1/2045	1,775	1,981
News America Inc.	5.300%	12/15/2014	2,075	2,035
News America Inc.	7.250%	5/18/2018	150	165
News America Inc.	6.550%	3/15/2033	275	272
News America Inc.	6.200%	12/15/2034	2,200	2,099
News America Inc.	6.400%	12/15/2035	7,085	6,939
Nextel Communications	6.875%	10/31/2013	7,100	7,244
Nextel Communications	5.950%	3/15/2014	5,730	5,620
Nextel Communications	7.375%	8/1/2015	9,695	10,054
Omnicom Group Inc.	5.900%	4/15/2016	925	935
Pacific Bell	7.125%	3/15/2026	1,700	1,852
R.R. Donnelley &Sons Co.	3.750%	4/1/2009	2,200	2,100
R.R. Donnelley &Sons Co.	4.950%	5/15/2010	3,150	3,064
R.R. Donnelley &Sons Co.	4.950%	4/1/2014	1,275	1,143
R.R. Donnelley &Sons Co.	5.500%	5/15/2015	1,585	1,458
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,315
Sprint Capital Corp.	6.125%	11/15/2008	14,925	15,154
Sprint Capital Corp.	7.625%	1/30/2011	7,725	8,319
Sprint Capital Corp.	8.375%	3/15/2012	1,365	1,530
Sprint Capital Corp.	6.900%	5/1/2019	775	806
Sprint Capital Corp.	6.875%	11/15/2028	2,850	2,884
Sprint Capital Corp.	8.750%	3/15/2032	13,725	16,791
TCI Communications, Inc.	8.750%	8/1/2015	16,995	20,175
TCI Communications, Inc.	7.875%	2/15/2026	425	481
Telecom Italia Capital	4.000%	11/15/2008	5,140	4,983
Telecom Italia Capital	4.000%	1/15/2010	5,400	5,121
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,292
Telecom Italia Capital	6.200%	7/18/2011	9,600	9,726
Telecom Italia Capital	5.250%	11/15/2013	3,585	3,400
Telecom Italia Capital	4.950%	9/30/2014	4,000	3,666
Telecom Italia Capital	5.250%	10/1/2015	9,175	8,523
Telecom Italia Capital	6.375%	11/15/2033	3,720	3,478
Telecom Italia Capital	7.200%	7/18/2036	3,285	3,392
Tele-Communications, Inc.	7.875%	8/1/2013	14,425	16,058
Telecomunicaciones de Puerto Rico	6.800%	5/15/2009	4,250	4,360
Telefonica Emisiones SAU	5.984%	6/20/2011	11,475	11,697
Telefonica Emisiones SAU	6.421%	6/20/2016	8,125	8,363
Telefonica Emisiones SAU	7.045%	6/20/2036	12,850	13,592
Telefonica Europe BV	7.750%	9/15/2010	12,775	13,825
Telefonica Europe BV	8.250%	9/15/2030	5,775	6,836
Telefonos de Mexico SA	4.750%	1/27/2010	2,550	2,499
Telefonos de Mexico SA	5.500%	1/27/2015	7,300	7,099
Telus Corp.	8.000%	6/1/2011	9,250	10,197
Thomson Corp.	5.750%	2/1/2008	8,050	8,081
Thomson Corp.	6.200%	1/5/2012	675	697
Thomson Corp.	5.500%	8/15/2035	1,150	1,051
Time Warner Entertainment	7.250%	9/1/2008	925	955
Time Warner Entertainment	10.150%	5/1/2012	1,400	1,662
Time Warner Entertainment	8.375%	3/15/2023	2,415	2,762
Time Warner Entertainment	8.375%	7/15/2033	4,360	5,129
US Cellular	6.700%	12/15/2033	3,800	3,663
Verizon Communications Corp.	5.350%	2/15/2011	7,750	7,775
Verizon Communications Corp.	5.550%	2/15/2016	5,650	5,582
Verizon Global Funding Corp.	4.000%	1/15/2008	1,500	1,477
Verizon Global Funding Corp.	6.875%	6/15/2012	17,400	18,630
Verizon Global Funding Corp.	7.375%	9/1/2012	7,975	8,739
Verizon Global Funding Corp.	4.375%	6/1/2013	560	523
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	3,324
Verizon Global Funding Corp.	5.850%	9/15/2035	5,000	4,722
Verizon Maryland, Inc.	6.125%	3/1/2012	500	511
Verizon Maryland, Inc.	5.125%	6/15/2033	450	366
Verizon New England, Inc.	6.500%	9/15/2011	2,670	2,745
Verizon New Jersey, Inc.	5.875%	1/17/2012	7,815	7,889
Verizon New York, Inc.	6.875%	4/1/2012	2,850	2,977
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,735
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	11,161
Verizon Virginia, Inc.	4.625%	3/15/2013	6,625	6,185
Vodafone AirTouch PLC	7.750%	2/15/2010	1,955	2,095
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	5,738
Vodafone Group PLC	3.950%	1/30/2008	7,875	7,741
Vodafone Group PLC	5.000%	12/16/2013	1,900	1,827
Vodafone Group PLC	5.375%	1/30/2015	4,450	4,335
Vodafone Group PLC	5.000%	9/15/2015	9,125	8,610
Vodafone Group PLC	5.750%	3/15/2016	3,450	3,426
Vodafone Group PLC	6.250%	11/30/2032	1,800	1,787
WPP Finance USA Corp.	5.875%	6/15/2014	3,875	3,895
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/2014	1,925	1,879
Centex Corp.	4.750%	1/15/2008	340	337
Centex Corp.	7.875%	2/1/2011	290	312
Centex Corp.	5.450%	8/15/2012	1,600	1,562
Centex Corp.	5.125%	10/1/2013	3,690	3,500
Centex Corp.	6.500%	5/1/2016	2,875	2,908
Chrysler Corp.	7.450%	3/1/2027	4,300	4,582
CVS Corp.	4.000%	9/15/2009	3,550	3,423
CVS Corp.	5.750%	8/15/2011	6,700	6,792
CVS Corp.	4.875%	9/15/2014	2,750	2,617
CVS Corp.	6.125%	8/15/2016	5,525	5,651
D.R. Horton, Inc.	4.875%	1/15/2010	2,775	2,692
D.R. Horton, Inc.	6.000%	4/15/2011	6,575	6,533
D.R. Horton, Inc.	5.375%	6/15/2012	500	478
D.R. Horton, Inc.	5.250%	2/15/2015	5,050	4,614
D.R. Horton, Inc.	5.625%	1/15/2016	250	233
D.R. Horton, Inc.	6.500%	4/15/2016	6,425	6,297
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	20,550	20,352
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	13,300	12,981
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	78
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,654
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	27,400	27,458
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	15,250	15,179
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	14,345	15,217
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	400	411
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	7,605	9,030
Federated Department Stores, Inc.	6.300%	4/1/2009	4,743	4,823
Federated Department Stores, Inc.	6.625%	4/1/2011	3,225	3,337
Federated Department Stores, Inc.	6.790%	7/15/2027	2,805	2,824
Federated Department Stores, Inc.	7.000%	2/15/2028	1,625	1,669
Federated Department Stores, Inc.	6.900%	4/1/2029	2,175	2,226
Harrah's Operating Co., Inc.	5.500%	7/1/2010	700	690
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,275	2,125
Harrah's Operating Co., Inc.	5.625%	6/1/2015	6,325	5,868
Harrah's Operating Co., Inc.	6.500%	6/1/2016	975	951
Harrah's Operating Co., Inc.	5.750%	10/1/2017	8,575	7,801
Home Depot Inc.	3.750%	9/15/2009	6,150	5,932
Home Depot Inc.	4.625%	8/15/2010	9,250	9,080
Home Depot Inc.	5.200%	3/1/2011	1,675	1,677
Home Depot Inc.	5.400%	3/1/2016	13,075	12,982
ITT Corp.	7.375%	11/15/2015	900	918
J.C. Penney Co., Inc.	8.000%	3/1/2010	6,550	7,045
J.C. Penney Co., Inc.	7.950%	4/1/2017	4,700	5,364
J.C. Penney Co., Inc.	7.400%	4/1/2037	3,275	3,541
Johnson Controls, Inc.	5.250%	1/15/2011	3,475	3,440
Johnson Controls, Inc.	6.000%	1/15/2036	325	313
Kohl's Corp.	6.000%	1/15/2033	825	799
Lennar Corp.	5.125%	10/1/2010	1,050	1,025
4 Lennar Corp.	5.950%	10/17/2011	9,125	9,124
Lennar Corp.	5.950%	3/1/2013	610	601
Lennar Corp.	5.600%	5/31/2015	8,950	8,497
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,103
Lowe's Cos., Inc.	5.000%	10/15/2015	3,800	3,696
Lowe's Cos., Inc.	6.875%	2/15/2028	60	69
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	5,177
Lowe's Cos., Inc.	5.500%	10/15/2035	200	194
Marriott International	4.625%	6/15/2012	3,925	3,729
Marriott International	6.200%	6/15/2016	1,650	1,687
May Department Stores Co.	5.750%	7/15/2014	4,325	4,248
2 May Department Stores Co.	9.750%	2/15/2021	694	825
May Department Stores Co.	6.650%	7/15/2024	2,600	2,581
May Department Stores Co.	6.700%	7/15/2034	4,625	4,574
McDonald's Corp.	6.000%	4/15/2011	3,385	3,493
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,442
Pulte Homes, Inc.	4.875%	7/15/2009	2,375	2,337
Pulte Homes, Inc.	6.250%	2/15/2013	450	454
Pulte Homes, Inc.	5.250%	1/15/2014	1,650	1,565
Pulte Homes, Inc.	5.200%	2/15/2015	1,000	936
Pulte Homes, Inc.	7.875%	6/15/2032	2,200	2,465
Pulte Homes, Inc.	6.000%	2/15/2035	1,350	1,220
Sabre Holdings	6.350%	3/15/2016	1,325	1,316
Target Corp.	3.375%	3/1/2008	17,650	17,251
Target Corp.	7.500%	8/15/2010	1,700	1,840
Target Corp.	6.350%	1/15/2011	1,620	1,694
Target Corp.	5.875%	3/1/2012	595	613
Target Corp.	5.875%	7/15/2016	10,050	10,402
Target Corp.	7.000%	7/15/2031	4,210	4,907
Target Corp.	6.350%	11/1/2032	7,525	8,154
The Walt Disney Co.	5.700%	7/15/2011	15,975	16,248
The Walt Disney Co.	6.375%	3/1/2012	2,100	2,204
The Walt Disney Co.	5.625%	9/15/2016	5,975	6,010
Time Warner, Inc.	6.750%	4/15/2011	1,575	1,646
Time Warner, Inc.	6.875%	5/1/2012	3,950	4,167
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,747
Time Warner, Inc.	9.150%	2/1/2023	11,825	14,487
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,621
Time Warner, Inc.	6.625%	5/15/2029	5,725	5,709
Time Warner, Inc.	7.625%	4/15/2031	6,700	7,365
Time Warner, Inc.	7.700%	5/1/2032	4,745	5,298
Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,474
Toyota Motor Credit Corp.	2.875%	8/1/2008	3,560	3,423
Toyota Motor Credit Corp.	4.250%	3/15/2010	20,075	19,591
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,075	2,017
Toyota Motor Credit Corp.	5.450%	5/18/2011	3,375	3,430
4 Viacom Inc.	5.750%	4/30/2011	6,225	6,203
4 Viacom Inc.	6.250%	4/30/2016	6,575	6,511
4 Viacom Inc.	6.875%	4/30/2036	6,750	6,679
Wal-Mart Stores, Inc.	3.375%	10/1/2008	13,725	13,276
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,395	14,026
Wal-Mart Stores, Inc.	4.000%	1/15/2010	15,000	14,520
Wal-Mart Stores, Inc.	4.125%	7/1/2010	9,440	9,136
Wal-Mart Stores, Inc.	4.750%	8/15/2010	2,660	2,629
Wal-Mart Stores, Inc.	4.125%	2/15/2011	4,500	4,332
Wal-Mart Stores, Inc.	4.550%	5/1/2013	800	770
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,500	3,314
Wal-Mart Stores, Inc.	7.550%	2/15/2030	16,095	19,820
Yum! Brands, Inc.	8.875%	4/15/2011	8,250	9,325
Yum! Brands, Inc.	7.700%	7/1/2012	1,425	1,566
Yum! Brands, Inc.	6.250%	4/15/2016	3,600	3,705
Consumer Noncyclical (1.6%)
Abbott Laboratories	3.500%	2/17/2009	1,500	1,449
Abbott Laboratories	5.375%	5/15/2009	6,225	6,280
Abbott Laboratories	3.750%	3/15/2011	3,500	3,307
Abbott Laboratories	5.600%	5/15/2011	6,325	6,439
Abbott Laboratories	4.350%	3/15/2014	925	870
Abbott Laboratories	5.875%	5/15/2016	2,225	2,305
4 Allergan Inc.	5.750%	4/1/2016	1,375	1,390
Altria Group, Inc.	5.625%	11/4/2008	5,375	5,405
Altria Group, Inc.	7.000%	11/4/2013	125	136
AmerisourceBergen Corp.	5.625%	9/15/2012	525	516
AmerisourceBergen Corp.	5.875%	9/15/2015	7,300	7,154
Amgen Inc.	4.000%	11/18/2009	6,800	6,593
Amgen Inc.	4.850%	11/18/2014	5,750	5,556
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,552
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	3,675	3,509
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,350	3,466
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,600	2,989
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	900	910
Archer-Daniels-Midland Co.	8.125%	6/1/2012	3,950	4,489
Archer-Daniels-Midland Co.	7.500%	3/15/2027	1,450	1,737
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,450	2,838
Archer-Daniels-Midland Co.	5.375%	9/15/2035	4,125	3,942
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,771
Baxter Finco, BV	4.750%	10/15/2010	6,875	6,769
Baxter International, Inc.	5.900%	9/1/2016	2,700	2,775
Boston Scientific	6.000%	6/15/2011	5,175	5,207
Boston Scientific	5.450%	6/15/2014	2,975	2,837
Boston Scientific	6.400%	6/15/2016	3,000	3,013
Boston Scientific	7.000%	11/15/2035	5,050	5,019
Bottling Group LLC	4.625%	11/15/2012	15,785	15,316
Bottling Group LLC	5.500%	4/1/2016	5,900	5,949
Bristol-Myers Squibb Co.	4.000%	8/15/2008	5,125	5,017
Bristol-Myers Squibb Co.	5.750%	10/1/2011	20,325	20,709
Bristol-Myers Squibb Co.	7.150%	6/15/2023	350	396
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,199
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	1,325	1,292
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,950	1,819
C.R. Bard, Inc.	6.700%	12/1/2026	6,300	6,789
Campbell Soup Co.	6.750%	2/15/2011	7,200	7,597
Cardinal Health, Inc.	6.750%	2/15/2011	425	446
Cardinal Health, Inc.	4.000%	6/15/2015	650	576
4 Cardinal Health, Inc.	5.800%	10/15/2016	5,200	5,190
Cardinal Health, Inc.	5.850%	12/15/2017	2,150	2,143
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	2,455	2,940
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,375	3,877
Clorox Co.	4.200%	1/15/2010	10,525	10,203
Clorox Co.	5.000%	1/15/2015	3,075	2,990
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,925	1,947
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	330
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	4,400	4,583
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,675	4,669
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,900
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	1,325	1,505
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	1,070	1,211
Coca-Cola HBC Finance	5.125%	9/17/2013	670	662
ConAgra Foods, Inc.	7.875%	9/15/2010	5,950	6,477
ConAgra Foods, Inc.	6.750%	9/15/2011	375	396
ConAgra Foods, Inc.	9.750%	3/1/2021	750	963
ConAgra Foods, Inc.	7.125%	10/1/2026	1,275	1,385
ConAgra Foods, Inc.	7.000%	10/1/2028	875	942
ConAgra Foods, Inc.	8.250%	9/15/2030	1,420	1,746
Coors Brewing Co.	6.375%	5/15/2012	900	937
Diageo Capital PLC	3.500%	11/19/2007	7,550	7,401
Diageo Capital PLC	3.375%	3/20/2008	13,500	13,151
Diageo Capital PLC	7.250%	11/1/2009	450	476
Diageo Capital PLC	4.375%	5/3/2010	1,000	972
Diageo Capital PLC	5.875%	9/30/2036	475	466
Eli Lilly &Co.	6.000%	3/15/2012	2,475	2,576
Fortune Brands Inc.	5.125%	1/15/2011	12,000	11,765
Fortune Brands Inc.	5.375%	1/15/2016	13,675	13,056
Fortune Brands Inc.	5.875%	1/15/2036	3,475	3,257
Genentech Inc.	4.400%	7/15/2010	1,350	1,317
Genentech Inc.	4.750%	7/15/2015	1,225	1,175
Genentech Inc.	5.250%	7/15/2035	3,550	3,340
General Mills, Inc.	6.000%	2/15/2012	1,764	1,811
Gillette Co.	3.500%	10/15/2007	2,205	2,168
Gillette Co.	3.800%	9/15/2009	1,400	1,351
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,200	3,030
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,850	3,756
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	577
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	500	593
H.J. Heinz Co.	6.625%	7/15/2011	3,200	3,344
H.J. Heinz Co.	6.750%	3/15/2032	4,100	4,285
Health Management Associates Inc.	6.125%	4/15/2016	3,150	3,016
Hershey Foods Corp.	5.300%	9/1/2011	2,500	2,517
Hershey Foods Corp.	5.450%	9/1/2016	1,550	1,563
Hospira, Inc.	4.950%	6/15/2009	2,825	2,780
Hospira, Inc.	5.900%	6/15/2014	1,925	1,911
Imperial Tobacco	7.125%	4/1/2009	1,000	1,038
Johnson &Johnson	3.800%	5/15/2013	3,940	3,681
Johnson &Johnson	6.950%	9/1/2029	1,625	1,954
Johnson &Johnson	4.950%	5/15/2033	1,750	1,654
Kellogg Co.	2.875%	6/1/2008	2,175	2,093
Kellogg Co.	6.600%	4/1/2011	8,525	8,967
Kellogg Co.	7.450%	4/1/2031	7,415	8,951
Kimberly-Clark Corp.	5.625%	2/15/2012	2,575	2,634
Kimberly-Clark Corp.	4.875%	8/15/2015	6,250	6,065
Kimberly-Clark Corp.	6.250%	7/15/2018	175	187
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,200
Kraft Foods, Inc.	5.625%	11/1/2011	6,550	6,615
Kraft Foods, Inc.	6.250%	6/1/2012	4,040	4,200
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	11/1/2031	10,650	11,483
Kroger Co.	7.250%	6/1/2009	4,225	4,414
Kroger Co.	6.800%	4/1/2011	2,600	2,727
Kroger Co.	6.750%	4/15/2012	2,200	2,306
Kroger Co.	5.500%	2/1/2013	1,725	1,698
Kroger Co.	4.950%	1/15/2015	3,675	3,449
Kroger Co.	6.800%	12/15/2018	4,025	4,226
Kroger Co.	7.700%	6/1/2029	9,900	10,948
Kroger Co.	8.000%	9/15/2029	1,250	1,430
Kroger Co.	7.500%	4/1/2031	520	572
Laboratory Corp. of America	5.500%	2/1/2013	340	331
Laboratory Corp. of America	5.625%	12/15/2015	2,975	2,887
McKesson Corp.	7.750%	2/1/2012	375	412
Medtronic Inc.	4.375%	9/15/2010	2,775	2,698
Medtronic Inc.	4.750%	9/15/2015	5,375	5,109
Merck &Co.	4.375%	2/15/2013	2,850	2,701
Merck &Co.	4.750%	3/1/2015	2,425	2,314
Merck &Co.	6.400%	3/1/2028	1,630	1,731
Merck &Co.	5.950%	12/1/2028	2,375	2,402
Molson Coors Capital Finance	4.850%	9/22/2010	1,975	1,942
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,079
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,538
PepsiAmericas Inc.	4.875%	1/15/2015	375	359
PepsiAmericas Inc.	5.000%	5/15/2017	4,600	4,386
Pfizer, Inc.	4.500%	2/15/2014	9,350	9,044
Pharmacia Corp.	6.600%	12/1/2028	1,500	1,710
Philip Morris Cos., Inc.	7.650%	7/1/2008	3,325	3,451
Philip Morris Cos., Inc.	7.750%	1/15/2027	3,645	4,417
Procter &Gamble Co.	6.875%	9/15/2009	7,825	8,214
Procter &Gamble Co.	4.950%	8/15/2014	2,225	2,183
Procter &Gamble Co.	6.450%	1/15/2026	3,675	4,055
Procter &Gamble Co.	5.500%	2/1/2034	100	99
Procter &Gamble Co.	5.800%	8/15/2034	3,375	3,485
2 Procter &Gamble Co. ESOP	9.360%	1/1/2021	15,286	19,209
Quest Diagnostic, Inc.	5.450%	11/1/2015	8,550	8,354
Safeway, Inc.	4.950%	8/16/2010	3,775	3,692
Safeway, Inc.	6.500%	3/1/2011	4,200	4,341
Safeway, Inc.	5.800%	8/15/2012	1,200	1,203
Safeway, Inc.	7.250%	2/1/2031	1,950	2,088
Schering-Plough Corp.	5.550%	12/1/2013	5,225	5,244
Schering-Plough Corp.	6.750%	12/1/2033	4,350	4,785
Sysco Corp.	5.375%	9/21/2035	4,725	4,503
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	6,650	6,415
Unilever Capital Corp.	7.125%	11/1/2010	11,700	12,500
Unilever Capital Corp.	5.900%	11/15/2032	3,425	3,453
Universal Health Services, Inc.	7.125%	6/30/2016	1,325	1,397
4 Western Union Co.	5.930%	10/1/2016	1,000	1,007
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	5,725	5,561
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,550	5,285
Wyeth	4.375%	3/1/2008	8,320	8,225
Wyeth	6.950%	3/15/2011	1,875	1,993
Wyeth	5.500%	3/15/2013	11,200	11,243
Wyeth	5.500%	2/1/2014	7,425	7,439
Wyeth	6.450%	2/1/2024	1,850	1,970
Wyeth	6.500%	2/1/2034	3,375	3,639
Wyeth	6.000%	2/15/2036	6,025	6,101
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	1,106
Amerada Hess Corp.	6.650%	8/15/2011	7,450	7,809
Amerada Hess Corp.	7.875%	10/1/2029	7,450	8,796
Amerada Hess Corp.	7.125%	3/15/2033	175	193
Anadarko Finance Co.	6.750%	5/1/2011	3,550	3,727
Anadarko Petroleum Corp.	3.250%	5/1/2008	1,850	1,791
Anadarko Petroleum Corp.	5.950%	9/15/2016	10,100	10,200
Anadarko Petroleum Corp.	6.450%	9/15/2036	9,200	9,374
Apache Corp.	6.250%	4/15/2012	1,025	1,085
Apache Finance Canada	7.750%	12/15/2029	1,350	1,654
Atlantic Richfield Co.	5.900%	4/15/2009	3,484	3,554
Baker Hughes, Inc.	6.250%	1/15/2009	500	512
Baker Hughes, Inc.	6.875%	1/15/2029	825	933
BP Canada Finance	3.375%	10/31/2007	750	735
Burlington Resources, Inc.	6.680%	2/15/2011	3,800	4,011
Burlington Resources, Inc.	7.200%	8/15/2031	850	1,007
Burlington Resources, Inc.	7.400%	12/1/2031	7,050	8,545
Canadian Natural Resources	5.450%	10/1/2012	1,650	1,630
Canadian Natural Resources	4.900%	12/1/2014	5,575	5,288
Canadian Natural Resources	6.000%	8/15/2016	5,375	5,451
Canadian Natural Resources	7.200%	1/15/2032	6,050	6,801
Canadian Natural Resources	6.450%	6/30/2033	4,265	4,359
Canadian Natural Resources	6.500%	2/15/2037	9,975	10,150
ChevronTexaco Capital Co.	3.375%	2/15/2008	8,000	7,818
Conoco Funding Co.	6.350%	10/15/2011	5,885	6,204
Conoco Funding Co.	7.250%	10/15/2031	350	417
Devon Financing Corp.	6.875%	9/30/2011	14,835	15,801
Devon Financing Corp.	7.875%	9/30/2031	9,575	11,644
Diamond Offshore Drilling	4.875%	7/1/2015	775	728
Encana Corp.	4.600%	8/15/2009	1,225	1,204
Encana Corp.	6.500%	8/15/2034	2,100	2,186
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,100	2,105
Halliburton Co.	5.500%	10/15/2010	4,100	4,123
Husky Energy Inc.	6.250%	6/15/2012	2,000	2,063
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,015
Lasmo Inc.	7.300%	11/15/2027	400	478
Marathon Oil Corp.	6.125%	3/15/2012	1,995	2,068
Marathon Oil Corp.	6.800%	3/15/2032	575	636
Nexen, Inc.	5.050%	11/20/2013	3,700	3,578
Nexen, Inc.	7.875%	3/15/2032	1,100	1,303
Nexen, Inc.	5.875%	3/10/2035	400	381
Noble Corp.	5.875%	6/1/2013	4,950	5,041
Noble Energy Inc.	8.000%	4/1/2027	175	207
Norsk Hydro	6.360%	1/15/2009	2,725	2,797
Norsk Hydro	7.250%	9/23/2027	4,300	5,011
Norsk Hydro	7.150%	1/15/2029	3,475	4,024
Occidental Petroleum	6.750%	1/15/2012	2,975	3,180
Occidental Petroleum	7.200%	4/1/2028	5,200	5,984
Occidental Petroleum	8.450%	2/15/2029	700	929
Ocean Energy, Inc.	4.375%	10/1/2007	2,000	1,976
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	7,894
Petro-Canada	4.000%	7/15/2013	1,675	1,518
Petro-Canada	7.875%	6/15/2026	1,675	1,964
Petro-Canada	7.000%	11/15/2028	1,375	1,489
Petro-Canada	5.350%	7/15/2033	5,975	5,239
Petro-Canada	5.950%	5/15/2035	5,975	5,700
Petro-Canada Financial Partnership	5.000%	11/15/2014	2,375	2,279
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,396
Questar Market Resources	6.050%	9/1/2016	3,575	3,648
Shell International Finance	5.625%	6/27/2011	850	870
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	1,985
Suncor Energy, Inc.	5.950%	12/1/2034	150	153
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,610
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,340
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,167
Talisman Energy, Inc.	5.850%	2/1/2037	4,475	4,176
Tosco Corp.	8.125%	2/15/2030	18,775	24,326
Transocean Sedco Forex, Inc.	7.500%	4/15/2031	2,150	2,528
Valero Energy Corp.	6.875%	4/15/2012	5,150	5,477
Valero Energy Corp.	4.750%	6/15/2013	340	323
Valero Energy Corp.	7.500%	4/15/2032	790	912
Weatherford International Inc.	6.500%	8/1/2036	7,075	7,227
XTO Energy, Inc.	6.250%	4/15/2013	4,800	4,972
XTO Energy, Inc.	4.900%	2/1/2014	325	310
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,648
XTO Energy, Inc.	5.300%	6/30/2015	1,475	1,435
XTO Energy, Inc.	6.100%	4/1/2036	500	493
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/2011	18,300	18,381
Cisco Systems Inc.	5.500%	2/22/2016	9,400	9,463
Computer Sciences Corp.	3.500%	4/15/2008	825	802
Computer Sciences Corp.	5.000%	2/15/2013	1,900	1,825
Corning Inc.	7.250%	8/15/2036	400	425
Electronic Data Systems	7.125%	10/15/2009	2,425	2,541
Electronic Data Systems	6.500%	8/1/2013	1,375	1,392
Electronic Data Systems	7.450%	10/15/2029	1,500	1,644
Equifax, Inc.	4.950%	11/1/2007	340	338
First Data Corp.	3.375%	8/1/2008	4,000	3,872
First Data Corp.	3.900%	10/1/2009	1,700	1,639
First Data Corp.	4.500%	6/15/2010	5,775	5,639
First Data Corp.	5.625%	11/1/2011	1,935	1,976
First Data Corp.	4.950%	6/15/2015	2,500	2,418
Harris Corp.	5.000%	10/1/2015	4,400	4,142
Hewlett-Packard Co.	3.625%	3/15/2008	11,825	11,563
Hewlett-Packard Co.	6.500%	7/1/2012	560	592
International Business Machines Corp.	3.800%	2/1/2008	7,325	7,194
International Business Machines Corp.	5.375%	2/1/2009	3,975	4,002
International Business Machines Corp.	4.750%	11/29/2012	235	230
International Business Machines Corp.	7.500%	6/15/2013	3,575	4,014
International Business Machines Corp.	7.000%	10/30/2025	720	821
International Business Machines Corp.	6.220%	8/1/2027	6,250	6,589
International Business Machines Corp.	6.500%	1/15/2028	700	769
International Business Machines Corp.	7.125%	12/1/2096	6,735	7,812
Motorola, Inc.	7.625%	11/15/2010	1,219	1,323
Motorola, Inc.	8.000%	11/1/2011	750	837
Motorola, Inc.	7.500%	5/15/2025	4,850	5,606
Motorola, Inc.	6.500%	9/1/2025	2,675	2,813
Motorola, Inc.	6.500%	11/15/2028	1,200	1,272
Oracle Corp.	5.000%	1/15/2011	6,025	5,968
Oracle Corp.	5.250%	1/15/2016	10,875	10,665
Pitney Bowes Credit Corp.	5.750%	8/15/2008	5,075	5,132
Pitney Bowes, Inc.	4.875%	8/15/2014	2,925	2,830
Pitney Bowes, Inc.	4.750%	1/15/2016	10,800	10,241
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,306
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,570
Transportation (0.5%)
2 American Airlines, Inc.	6.855%	4/15/2009	3,590	3,644
American Airlines, Inc.	7.024%	10/15/2009	7,175	7,354
American Airlines, Inc.	7.858%	10/1/2011	1,675	1,796
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	500	535
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	3,949
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	7,211
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	7,250	7,545
Canadian National Railway Co.	4.400%	3/15/2013	1,175	1,120
Canadian National Railway Co.	5.800%	6/1/2016	950	983
Canadian National Railway Co.	6.800%	7/15/2018	10,750	12,021
Canadian National Railway Co.	6.250%	8/1/2034	1,525	1,639
Canadian National Railway Co.	6.200%	6/1/2036	3,450	3,696
Canadian Pacific Rail	6.250%	10/15/2011	11,350	11,813
Canadian Pacific Rail	7.125%	10/15/2031	550	649
CNF, Inc.	6.700%	5/1/2034	3,600	3,569
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,075
2 Continental Airlines, Inc.	6.648%	9/15/2017	11,041	11,206
2 Continental Airlines, Inc.	6.900%	1/2/2018	179	182
2 Continental Airlines, Inc.	6.545%	2/2/2019	557	564
CSX Corp.	6.250%	10/15/2008	875	891
CSX Corp.	6.750%	3/15/2011	3,300	3,489
CSX Corp.	6.300%	3/15/2012	5,150	5,366
CSX Corp.	7.950%	5/1/2027	325	405
CSX Corp.	6.000%	10/1/2036	9,375	9,455
4 ERAC USA Finance Co.	7.350%	6/15/2008	4,925	5,074
FedEx Corp.	3.500%	4/1/2009	1,900	1,825
FedEx Corp.	5.500%	8/15/2009	4,075	4,104
Mass Transit Railway Corp.	7.500%	11/8/2010	425	461
Norfolk Southern Corp.	7.350%	5/15/2007	9	9
Norfolk Southern Corp.	6.200%	4/15/2009	3,200	3,273
Norfolk Southern Corp.	6.750%	2/15/2011	6,850	7,235
Norfolk Southern Corp.	5.257%	9/17/2014	45	45
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	7,470
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,298
Norfolk Southern Corp.	5.590%	5/17/2025	634	618
Norfolk Southern Corp.	7.800%	5/15/2027	1,945	2,396
Norfolk Southern Corp.	5.640%	5/17/2029	1,155	1,126
Norfolk Southern Corp.	7.250%	2/15/2031	691	815
Norfolk Southern Corp.	7.050%	5/1/2037	6,000	7,002
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,576
Ryder System Inc.	5.950%	5/2/2011	3,375	3,429
Southwest Airlines Co.	6.500%	3/1/2012	8,175	8,561
Southwest Airlines Co.	5.250%	10/1/2014	275	270
Southwest Airlines Co.	5.125%	3/1/2017	850	805
Union Pacific Corp.	7.250%	11/1/2008	3,875	4,023
Union Pacific Corp.	3.625%	6/1/2010	2,040	1,926
Union Pacific Corp.	6.650%	1/15/2011	3,005	3,157
Union Pacific Corp.	6.125%	1/15/2012	525	543
Union Pacific Corp.	6.500%	4/15/2012	1,332	1,405
Union Pacific Corp.	7.000%	2/1/2016	450	497
Union Pacific Corp.	6.625%	2/1/2029	1,875	2,063
Other (0.0%)
Black &Decker Corp.	7.125%	6/1/2011	500	532
Black &Decker Corp.	4.750%	11/1/2014	3,800	3,537
Cooper Industries, Inc.	5.250%	11/15/2012	4,425	4,382
Dover Corp.	4.875%	10/15/2015	2,050	1,978
Dover Corp.	5.375%	10/15/2035	650	619
Rockwell International Corp.	6.700%	1/15/2028	1,275	1,401

				3,331,402

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	5.500%	2/15/2013	2,825	2,810
AEP Texas Central Co.	6.650%	2/15/2033	2,775	2,940
Alabama Power Co.	3.500%	11/15/2007	3,750	3,676
Alabama Power Co.	5.500%	10/15/2017	4,500	4,523
American Electric Power Co., Inc.	5.375%	3/15/2010	1,250	1,253
American Electric Power Co., Inc.	5.250%	6/1/2015	875	851
Arizona Public Service Co.	6.375%	10/15/2011	800	823
Arizona Public Service Co.	5.800%	6/30/2014	725	722
Arizona Public Service Co.	4.650%	5/15/2015	925	845
Arizona Public Service Co.	5.500%	9/1/2035	1,300	1,152
Boston Edison Co.	4.875%	4/15/2014	2,200	2,137
Carolina Power &Light Co.	5.125%	9/15/2013	405	399
CenterPoint Energy Houston	5.700%	3/15/2013	13,635	13,761
CenterPoint Energy Houston	5.750%	1/15/2014	500	505
CenterPoint Energy Houston	6.950%	3/15/2033	400	443
Cincinnati Gas &Electric Co.	5.700%	9/15/2012	3,425	3,458
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,620
Columbus Southern Power	5.850%	10/1/2035	8,300	8,098
Commonwealth Edison Co.	3.700%	2/1/2008	1,150	1,123
Commonwealth Edison Co.	6.150%	3/15/2012	1,300	1,332
Commonwealth Edison Co.	5.875%	2/1/2033	590	579
Commonwealth Edison Co.	5.900%	3/15/2036	500	488
Connecticut Light &Power Co.	6.350%	6/1/2036	7,500	8,049
Consolidated Edison Co. of New York	5.625%	7/1/2012	375	381
Consolidated Edison Co. of New York	4.875%	2/1/2013	340	332
Consolidated Edison Co. of New York	5.375%	12/15/2015	1,600	1,595
Consolidated Edison Co. of New York	5.500%	9/15/2016	6,900	6,928
Consolidated Edison Co. of New York	5.300%	3/1/2035	1,200	1,109
Consolidated Edison Co. of New York	6.200%	6/15/2036	3,575	3,751
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	895
Constellation Energy Group, Inc.	7.000%	4/1/2012	1,275	1,368
Constellation Energy Group, Inc.	4.550%	6/15/2015	5,700	5,252
Constellation Energy Group, Inc.	7.600%	4/1/2032	2,390	2,830
Consumers Energy Co.	4.250%	4/15/2008	3,785	3,721
Consumers Energy Co.	4.800%	2/17/2009	5,650	5,587
Consumers Energy Co.	5.000%	2/15/2012	750	733
Consumers Energy Co.	5.375%	4/15/2013	3,575	3,543
Consumers Energy Co.	5.650%	4/15/2020	1,000	983
Detroit Edison Co.	6.125%	10/1/2010	2,730	2,810
Detroit Edison Co.	5.700%	10/1/2037	1,000	969
Dominion Resources, Inc.	4.125%	2/15/2008	450	443
Dominion Resources, Inc.	6.250%	6/30/2012	4,650	4,809
Dominion Resources, Inc.	5.150%	7/15/2015	7,950	7,625
Dominion Resources, Inc.	6.300%	3/15/2033	1,675	1,684
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	3,117
Dominion Resources, Inc.	5.950%	6/15/2035	4,550	4,417
Dominion Resources, Inc.	6.300%	9/30/2066	2,750	2,721
DTE Energy Co.	7.050%	6/1/2011	1,150	1,217
Duke Capital Corp.	7.500%	10/1/2009	500	529
Duke Capital Corp.	6.250%	2/15/2013	50	51
Duke Capital Corp.	6.750%	2/15/2032	2,700	2,871
Duke Energy Corp.	3.750%	3/5/2008	3,350	3,280
Duke Energy Corp.	6.250%	1/15/2012	8,750	9,142
Duke Energy Corp.	6.000%	12/1/2028	1,900	1,914
Duke Energy Corp.	6.450%	10/15/2032	2,400	2,565
El Paso Electric Co.	6.000%	5/15/2035	1,875	1,833
Empresa Nacional Electric	8.350%	8/1/2013	775	873
Energy East Corp.	6.750%	6/15/2012	6,050	6,357
Energy East Corp.	6.750%	7/15/2036	4,275	4,479
Entergy Gulf States, Inc.	3.600%	6/1/2008	3,125	3,035
Exelon Corp.	4.900%	6/15/2015	5,200	4,905
Exelon Corp.	5.625%	6/15/2035	300	285
FirstEnergy Corp.	6.450%	11/15/2011	8,425	8,818
FirstEnergy Corp.	7.375%	11/15/2031	9,700	11,184
Florida Power &Light Co.	5.950%	10/1/2033	50	51
Florida Power &Light Co.	5.625%	4/1/2034	4,450	4,387
Florida Power &Light Co.	4.950%	6/1/2035	4,425	3,943
Florida Power &Light Co.	5.400%	9/1/2035	1,725	1,645
4 Florida Power &Light Co.	6.200%	6/1/2036	5,300	5,654
Florida Power &Light Co.	5.650%	2/1/2037	4,375	4,326
Florida Power Corp.	4.500%	6/1/2010	3,825	3,733
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,814
FPL Group Capital, Inc.	5.625%	9/1/2011	3,875	3,907
FPL Group Capital, Inc.	6.350%	10/1/2016	2,600	2,631
Jersey Central Power &Light	5.625%	5/1/2016	3,575	3,559
Kansas City Power &Light	6.050%	11/15/2035	2,075	2,042
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	5,935
MidAmerican Energy Co.	6.750%	12/30/2031	4,750	5,325
MidAmerican Energy Co.	5.750%	11/1/2035	1,700	1,691
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	4,020	4,105
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,380
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	879
4 MidAmerican Energy Holdings Co.	6.125%	4/1/2036	25,425	25,587
National Grid PLC	6.300%	8/1/2016	9,150	9,504
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	16,400	17,927
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,054
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	3,175	4,088
Niagara Mohawk Power Corp.	7.750%	10/1/2008	2,700	2,820
NiSource Finance Corp.	7.875%	11/15/2010	6,660	7,203
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,306
NiSource Finance Corp.	5.250%	9/15/2017	1,525	1,423
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,553
Northern States Power Co.	5.250%	7/15/2035	425	394
Northern States Power Co.	6.250%	6/1/2036	3,075	3,284
Ohio Edison	6.400%	7/15/2016	3,650	3,834
Ohio Power Co.	6.000%	6/1/2016	2,975	3,065
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,600	2,688
Oncor Electric Delivery Co.	6.375%	1/15/2015	3,425	3,549
Oncor Electric Delivery Co.	7.000%	9/1/2022	100	108
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	5,075
Pacific Gas &Electric Co.	3.600%	3/1/2009	4,800	4,631
Pacific Gas &Electric Co.	4.200%	3/1/2011	4,400	4,223
Pacific Gas &Electric Co.	4.800%	3/1/2014	5,900	5,697
Pacific Gas &Electric Co.	6.050%	3/1/2034	14,850	14,932
PacifiCorp	6.900%	11/15/2011	7,600	8,172
PacifiCorp	7.700%	11/15/2031	1,250	1,539
PacifiCorp	5.250%	6/15/2035	50	46
Pepco Holdings, Inc.	6.450%	8/15/2012	6,800	7,042
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,676
PPL Energy Supply LLC	6.400%	11/1/2011	7,000	7,274
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	979
PPL Energy Supply LLC	6.200%	5/15/2016	3,750	3,888
Progress Energy, Inc.	5.850%	10/30/2008	1,500	1,515
Progress Energy, Inc.	7.100%	3/1/2011	14,240	15,233
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,345
Progress Energy, Inc.	7.750%	3/1/2031	1,800	2,180
Progress Energy, Inc.	7.000%	10/30/2031	2,950	3,310
PSE&G Power LLC	7.750%	4/15/2011	575	624
PSE&G Power LLC	6.950%	6/1/2012	6,050	6,419
PSE&G Power LLC	5.500%	12/1/2015	400	392
PSE&G Power LLC	8.625%	4/15/2031	650	844
PSI Energy Inc.	5.000%	9/15/2013	200	193
PSI Energy Inc.	6.050%	6/15/2016	425	437
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,402
Public Service Co. of Colorado	4.375%	10/1/2008	8,625	8,483
Public Service Co. of Colorado	7.875%	10/1/2012	8,425	9,525
Public Service Co. of Colorado	5.500%	4/1/2014	65	65
Puget Sound Energy Inc.	5.483%	6/1/2035	950	876
Puget Sound Energy Inc.	6.274%	3/15/2037	5,275	5,366
Reliant Energy Resources	7.750%	2/15/2011	500	543
SCANA Corp.	6.875%	5/15/2011	7,825	8,322
South Carolina Electric &Gas Co.	6.625%	2/1/2032	2,750	3,085
South Carolina Electric &Gas Co.	5.300%	5/15/2033	745	703
Southern California Edison Co.	5.000%	1/15/2014	3,450	3,370
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,423
Southern California Edison Co.	5.000%	1/15/2016	3,050	2,954
Southern California Edison Co.	6.000%	1/15/2034	3,025	3,104
Southern California Edison Co.	5.750%	4/1/2035	1,025	1,017
Southern California Edison Co.	5.350%	7/15/2035	3,825	3,581
Southern California Edison Co.	5.625%	2/1/2036	8,550	8,330
Southern Power Co.	6.250%	7/15/2012	475	490
Southern Power Co.	4.875%	7/15/2015	275	261
Tampa Electric Co.	6.550%	5/15/2036	3,675	3,959
TXU Energy Co.	7.000%	3/15/2013	1,900	1,986
Union Electric Co.	5.400%	2/1/2016	3,950	3,896
United Utilities PLC	5.375%	2/1/2019	7,250	6,921
Virginia Electric &Power Co.	5.400%	1/15/2016	350	345
Virginia Electric &Power Co.	6.000%	1/15/2036	5,175	5,176
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,149
Xcel Energy, Inc.	7.000%	12/1/2010	700	741
Xcel Energy, Inc.	6.500%	7/1/2036	3,600	3,812
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	2,350	2,493
AGL Capital Corp.	6.000%	10/1/2034	150	146
Atmos Energy Corp.	4.000%	10/15/2009	5,175	4,964
Atmos Energy Corp.	4.950%	10/15/2014	2,075	1,970
Boardwalk Pipelines LLC	5.500%	2/1/2017	1,750	1,702
CenterPoint Energy Resources	7.875%	4/1/2013	1,000	1,113
CenterPoint Energy Resources	6.150%	5/1/2016	1,750	1,795
Consolidated Natural Gas	6.250%	11/1/2011	5,225	5,379
Consolidated Natural Gas	5.000%	12/1/2014	5,075	4,833
Consolidated Natural Gas	6.800%	12/15/2027	2,000	2,146
Duke Energy Field Services	7.875%	8/16/2010	4,600	4,988
Duke Energy Field Services	8.125%	8/16/2030	225	277
Energy Transfer Partners LP	5.650%	8/1/2012	4,550	4,506
Energy Transfer Partners LP	5.950%	2/1/2015	3,175	3,169
* Enron Corp.	7.625%	9/10/2004	2,000	733
* Enron Corp.	6.625%	11/15/2005	1,375	504
* Enron Corp.	7.125%	5/15/2007	8,646	3,166
* Enron Corp.	6.875%	10/15/2007	8,500	3,113
* Enron Corp.	6.750%	8/1/2009	6,445	2,360
Enterprise Products Operating LP	4.625%	10/15/2009	500	488
Enterprise Products Operating LP	4.950%	6/1/2010	4,850	4,760
Enterprise Products Operating LP	5.600%	10/15/2014	3,950	3,866
Enterprise Products Operating LP	6.875%	3/1/2033	1,775	1,838
Enterprise Products Operating LP	6.650%	10/15/2034	150	151
* HNG Internorth	9.625%	3/15/2006	4,680	1,714
KeySpan Corp.	7.625%	11/15/2010	1,400	1,508
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	900	938
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	11,250	11,935
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	1,950	1,853
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	271
Kinder Morgan, Inc.	5.350%	1/5/2011	225	219
Kinder Morgan, Inc.	6.500%	9/1/2012	13,250	13,259
Kinder Morgan, Inc.	5.700%	1/5/2016	725	670
Kinder Morgan, Inc.	6.400%	1/5/2036	3,775	3,379
KN Energy, Inc.	7.250%	3/1/2028	1,975	1,913
Magellan Midstream Partners, LP	5.650%	10/15/2016	1,025	1,006
ONEOK Inc.	5.200%	6/15/2015	3,500	3,281
ONEOK Inc.	6.000%	6/15/2035	2,800	2,555
ONEOK Partners, LP	5.900%	4/1/2012	4,175	4,204
ONEOK Partners, LP	6.150%	10/1/2016	5,350	5,406
ONEOK Partners, LP	6.650%	10/1/2036	18,900	19,151
Panhandle Eastern Pipeline	4.800%	8/15/2008	450	444
San Diego Gas &Electric	5.300%	11/15/2015	2,525	2,522
San Diego Gas &Electric	5.350%	5/15/2035	950	895
Sempra Energy	7.950%	3/1/2010	1,075	1,161
Southern California Gas Co.	5.750%	11/15/2035	1,000	1,003
Southern Union Co.	7.600%	2/1/2024	1,000	1,056
Texas Eastern Transmission	7.000%	7/15/2032	300	338
Texas Gas Transmission	4.600%	6/1/2015	3,650	3,393
Trans-Canada Pipelines	4.000%	6/15/2013	3,725	3,445
Trans-Canada Pipelines	5.600%	3/31/2034	2,925	2,765
Trans-Canada Pipelines	5.850%	3/15/2036	3,150	3,129
*4 Yosemite Security Trust	8.250%	11/15/2004	31,685	21,229

				705,575

Total Corporate Bonds
(Cost $9,988,208)				9,959,051

Sovereign Bonds (U.S. Dollar-Denominated) (2.8%)

African Development Bank	3.250%	8/1/2008	7,050	6,858
Asian Development Bank	4.125%	9/15/2010	500	488
Asian Development Bank	5.593%	7/16/2018	2,100	2,182
Bayerische Landesbank	2.875%	10/15/2008	5,100	4,880
Canadian Government	5.250%	11/5/2008	2,175	2,197
Canadian Mortgage &Housing	2.950%	6/2/2008	1,000	970
China Development Bank	4.750%	10/8/2014	4,425	4,241
China Development Bank	5.000%	10/15/2015	1,800	1,741
Corp. Andina de Fomento	5.200%	5/21/2013	4,575	4,477
Development Bank of Japan	4.250%	6/9/2015	2,500	2,354
Eksportfinans	4.750%	12/15/2008	12,875	12,793
Eksportfinans	5.500%	5/25/2016	18,150	18,728
European Investment Bank	3.125%	10/15/2007	8,750	8,602
European Investment Bank	3.500%	3/14/2008	19,450	19,091
European Investment Bank	3.875%	8/15/2008	24,375	23,987
European Investment Bank	4.000%	3/3/2010	3,725	3,622
European Investment Bank	4.125%	9/15/2010	1,650	1,605
European Investment Bank	5.250%	6/15/2011	13,950	14,157
European Investment Bank	4.625%	5/15/2014	42,900	41,976
European Investment Bank	4.875%	2/16/2016	625	619
Export-Import Bank of Korea	4.500%	8/12/2009	3,900	3,823
Export-Import Bank of Korea	4.625%	3/16/2010	1,950	1,909
Export-Import Bank of Korea	5.125%	3/16/2015	1,075	1,047
Federation of Malaysia	8.750%	6/1/2009	6,500	7,044
Federation of Malaysia	7.500%	7/15/2011	11,725	12,795
Financement Quebec	5.000%	10/25/2012	4,450	4,438
Hellenic Republic	6.950%	3/4/2008	5,600	5,743
Instituto de Credito Oficial	6.000%	5/19/2008	5,725	5,835
Inter-American Development Bank	6.375%	10/22/2007	2,050	2,081
Inter-American Development Bank	5.750%	2/26/2008	11,250	11,373
Inter-American Development Bank	5.375%	11/18/2008	5,800	5,884
Inter-American Development Bank	5.625%	4/16/2009	19,100	19,449
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,549
Inter-American Development Bank	4.375%	9/20/2012	3,840	3,718
Inter-American Development Bank	4.250%	9/14/2015	1,900	1,801
Inter-American Development Bank	5.125%	9/13/2016	300	303
Inter-American Development Bank	7.000%	6/15/2025	3,625	4,366
International Bank for Reconstruction &Development	4.125%	6/24/2009	1,725	1,696
International Bank for Reconstruction &Development	4.125%	8/12/2009	600	590
International Bank for Reconstruction &Development	5.000%	4/1/2016	625	627
International Bank for Reconstruction &Development	7.625%	1/19/2023	4,200	5,273
International Bank for Reconstruction &Development	8.875%	3/1/2026	1,050	1,503
International Bank for Reconstruction &Development	4.750%	2/15/2035	775	728
International Finance Corp.	3.000%	4/15/2008	10,475	10,175
Japan Bank International	4.750%	5/25/2011	1,775	1,757
Japan Finance Corp.	5.875%	3/14/2011	1,025	1,064
Japan Finance Corp.	4.625%	4/21/2015	8,400	8,127
Korea Development Bank	3.875%	3/2/2009	1,975	1,916
Korea Development Bank	4.750%	7/20/2009	9,375	9,250
Korea Development Bank	4.625%	9/16/2010	2,675	2,616
Korea Development Bank	5.750%	9/10/2013	9,815	9,945
Korea Electric Power	7.750%	4/1/2013	7,500	8,425
Kreditanstalt fur Wiederaufbau	3.750%	1/24/2008	8,400	8,266
Kreditanstalt fur Wiederaufbau	4.625%	11/17/2008	25,600	25,450
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	25,500	25,706
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	11,800	11,547
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	3,825	3,621
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	5,000	5,070
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	1,925	1,881
Landwirtschaftliche Rentenbank	3.375%	11/15/2007	16,850	16,564
Landwirtschaftliche Rentenbank	3.250%	6/16/2008	4,675	4,545
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	850	837
Landwirtschaftliche Rentenbank	3.875%	9/4/2008	8,325	8,152
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	750	726
Landwirtschaftliche Rentenbank	5.250%	7/15/2011	2,925	2,958
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	3,125	3,077
Nordic Investment Bank	3.125%	4/24/2008	5,275	5,132
Nordic Investment Bank	2.875%	6/15/2009	850	797
Nordic Investment Bank	3.875%	6/15/2010	500	483
Oesterreichische Kontrollbank	2.375%	6/16/2008	800	766
Oesterreichische Kontrollbank	4.250%	10/6/2010	400	392
Ontario Hydro Electric	6.100%	1/30/2008	650	660
Ontario Hydro Electric	7.450%	3/31/2013	3,400	3,851
Pemex Project Funding Master Trust	8.500%	2/15/2008	3,900	4,036
Pemex Project Funding Master Trust	6.125%	8/15/2008	5,650	5,684
Pemex Project Funding Master Trust	7.875%	2/1/2009	19,780	20,700
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,845	2,065
Pemex Project Funding Master Trust	8.000%	11/15/2011	2,950	3,239
Pemex Project Funding Master Trust	7.375%	12/15/2014	385	416
Pemex Project Funding Master Trust	5.750%	12/15/2015	7,425	7,239
Pemex Project Funding Master Trust	8.625%	2/1/2022	8,355	10,026
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	4,325	4,239
Pemex Project Funding Master Trust	6.625%	6/15/2035	3,325	3,259
People's Republic of China	7.300%	12/15/2008	2,325	2,433
^ People's Republic of China	4.750%	10/29/2013	2,125	2,069
Petrobras International Finance	9.750%	7/6/2011	5,725	6,741
Province of British Columbia	5.375%	10/29/2008	5,900	5,962
Province of Manitoba	7.500%	2/22/2010	5,075	5,471
Province of New Brunswick	3.500%	10/23/2007	14,250	14,004
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,036
Province of Ontario	5.500%	10/1/2008	30,575	30,898
^ Province of Ontario	3.625%	10/21/2009	2,000	1,928
Province of Ontario	5.125%	7/17/2012	7,425	7,468
Province of Ontario	5.450%	4/27/2016	4,100	4,205
Province of Quebec	5.000%	7/17/2009	23,945	23,904
Province of Quebec	6.125%	1/22/2011	6,760	7,020
Province of Quebec	4.600%	5/26/2015	3,575	3,425
Province of Quebec	5.000%	3/1/2016	3,150	3,097
Province of Quebec	7.125%	2/9/2024	1,230	1,470
Province of Quebec	7.500%	9/15/2029	7,305	9,289
Province of Saskatchewan	7.375%	7/15/2013	1,600	1,810
Quebec Hydro Electric	6.300%	5/11/2011	16,350	16,986
Quebec Hydro Electric	8.000%	2/1/2013	5,200	5,983
Quebec Hydro Electric	7.500%	4/1/2016	1,825	2,120
Quebec Hydro Electric	8.400%	1/15/2022	950	1,250
Quebec Hydro Electric	8.050%	7/7/2024	3,100	4,052
Quebec Hydro Electric	8.500%	12/1/2029	500	699
Region of Lombardy, Italy	5.804%	10/25/2032	3,275	3,335
Republic of Chile	7.125%	1/11/2012	2,675	2,899
Republic of Chile	5.500%	1/15/2013	1,865	1,884
Republic of Hungary	4.750%	2/3/2015	10,950	10,415
Republic of Italy	3.750%	12/14/2007	7,950	7,849
Republic of Italy	4.000%	6/16/2008	1,850	1,822
^ Republic of Italy	3.250%	5/15/2009	6,625	6,361
Republic of Italy	6.000%	2/22/2011	14,025	14,543
Republic of Italy	5.625%	6/15/2012	32,425	33,228
Republic of Italy	4.500%	1/21/2015	14,200	13,490
Republic of Italy	4.750%	1/25/2016	500	486
Republic of Italy	5.250%	9/20/2016	5,125	5,169
Republic of Italy	6.875%	9/27/2023	8,850	10,334
Republic of Italy	5.375%	6/15/2033	15,275	15,076
Republic of Korea	8.875%	4/15/2008	11,000	11,583
Republic of Korea	4.250%	6/1/2013	14,275	13,475
Republic of Korea	5.625%	11/3/2025	1,750	1,727
Republic of Poland	6.250%	7/3/2012	5,550	5,828
Republic of Poland	5.250%	1/15/2014	770	768
Republic of Poland	5.000%	10/19/2015	3,625	3,534
Republic of South Africa	7.375%	4/25/2012	14,575	15,759
Republic of South Africa	6.500%	6/2/2014	1,025	1,075
Republic of South Africa	8.500%	6/23/2017	850	1,024
State of Israel	4.625%	6/15/2013	1,700	1,613
Swedish Export Credit Corp.	4.125%	10/15/2008	7,800	7,673
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,683
4 Tenaga Nasional	7.500%	1/15/2096	5,000	5,194
United Mexican States	10.375%	2/17/2009	9,540	10,628
United Mexican States	9.875%	2/1/2010	3,055	3,486
United Mexican States	8.375%	1/14/2011	10,142	11,318
United Mexican States	7.500%	1/14/2012	5,597	6,143
United Mexican States	6.375%	1/16/2013	5,231	5,495
United Mexican States	5.875%	1/15/2014	8,075	8,249
United Mexican States	6.625%	3/3/2015	2,711	2,883
United Mexican States	11.375%	9/15/2016	6,000	8,601
United Mexican States	5.625%	1/15/2017	36,125	35,710
United Mexican States	8.125%	12/30/2019	12,150	14,580
United Mexican States	8.000%	9/24/2022	800	956
United Mexican States	8.300%	8/15/2031	18,780	23,381
United Mexican States	7.500%	4/8/2033	3,375	3,881
United Mexican States	6.750%	9/27/2034	11,325	11,988

Total Sovereign Bonds
(Cost $1,034,629)				1,035,248

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	4,600	4,398
Illinois (Taxable Pension) GO	5.100%	6/1/2033	37,750	36,169
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,500	5,536
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,150	5,152
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	190	179
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,485	3,284
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,488
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,250	3,408
Oregon School Board Assn	4.759%	6/30/2028	2,475	2,275
Oregon School Board Assn	5.528%	6/30/2028	1,475	1,483
Wisconsin Public Service Rev	4.800%	5/1/2013	3,025	2,968
Wisconsin Public Service Rev	5.700%	5/1/2026	3,425	3,511

Total Taxable Municipal Bonds
(Cost $68,928)				70,851

			Shares

Temporary Cash Investment (0.8%)

5 Vanguard Market Liquidity Fund, 5.306%
(Cost $311,596)			311,595,601	311,596

Total Investments (100.5%)
(Cost $37,280,418)				37,226,614

Other Assets and Liabilities—Net (-0.5%)				(173,278)

Net Assets (100%)				37,053,336

*	Non-income-producing security--security in default.
^	Part of security position is on loan to broker-dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of these securities was $165,793,000, representing 0.4% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2006, the cost of investment securities for tax purposes was $37,280,418,000. Net unrealized depreciation of investment securities for tax purposes was $53,804,000, consisting of unrealized gains of $395,366,000 on securities that had risen in value since their purchase and $449,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2006, the fund had the following open swap contracts:

Total Return Swaps

Reference Entity/Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
10/31/06	BOA	25,000	5.302%	751
10/31/06	UBS	75,000	5.282%	491
11/30/06	BOA	75,000	5.352%	212
11/30/06	BOA	25,000	5.302%	751
12/31/06	BOA	75,000	5.352%	212
12/31/06	BOA	25,000	5.302%	751
12/31/06	LBI	38,000	5.172%	918
1/31/07	BOA	75,000	5.352%	1,650
2/28/07	BOA	90,000	5.322%	1,870
3/31/07	BOA	80,000	5.352%	1,653
4/30/07	LBI	75,000	5.330%	1,474
5/31/07	LBI	70,000	5.252%	1,199
6/30/07	LBI	75,000	5.252%	1,199
7/31/07	BOA	100,000	5.252%	684
8/31/07	BOA	100,000	5.307%	-
9/30/07	BOA	80,000	5.307%	-
Federal Home Loan Mortgage Corp., 5.000% 30-Year
11/30/06	UBS	50,000	5.123%	202
12/31/06	UBS	42,000	4.953%	-
Federal Home Loan Mortgage Corp., 5.500% 30-Year
11/30/06	UBS	80,000	5.013%	354
12/31/06	UBS	63,000	4.993%	-
Federal Home Loan Mortgage Corp., 6.000% 30-Year
11/30/06	UBS	135,000	5.123%	597
Federal Home Loan Mortgage Corp., 6.500% 30-Year
10/31/06	UBS	62,000	5.323%	415
Federal Home Loan Mortgage Corp., 7.000% 30-Year
10/31/06	UBS	30,000	4.773%	14
Federal National Mortgage Assn., 4.500% 15-Year
12/31/06	UBS	27,000	5.123%	-

				15,397

*BOA-Bank of America.
LBI-Lehman Brothers International.
UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 17, 2006

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 17, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.